P R O S P E C T U S
July 5, 2001

                          WRL FREEDOM ELITE BUILDER(SM)
                                 issued through
                             WRL Series Life Account
                                       by
                       Western Reserve Life Assurance Co.
                                     of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 1-800-851-9777
                                 (727) 299-1800
          AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY




                                  Consider carefully the risk factors beginning on page 13 of this prospectus.

                                  An investment in this Policy is not a bank
                                  deposit. The Policy is not insured or
                                  guaranteed by the Federal Deposit Insurance
                                  Corporation or any other government agency.
The Securities and Exchange
Commission has not approved       If you already own a life insurance policy,
or disapproved these securities   it may not be to your advantage to buy
or passed upon the adequacy       additional insurance or to replace your policy
of this prospectus. Any           with the Policy described in this prospectus.
representation to the contrary
is a criminal offense.            Prospectuses for the portfolios of:
                                  AEGON/Transamerica Series Fund, Inc.;
                                  Variable Insurance Products Fund (VIP);
                                  Variable Insurance Products Fund II (VIP II);
                                  and Variable Insurance Products Fund III (VIP
                                  III) must accompany this prospectus.

                                  Certain portfolios may not be available in all states. Please read these documents before investing and save them for future reference.

Table of Contents
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Glossary ...............................................................................     1
Policy Summary .........................................................................     5
    The Policy in General ..............................................................     5
    Premiums ...........................................................................     5
    Deductions from premium before we place it in a subaccount and/or the fixed account      6
    Investment Options .................................................................     6
    Cash Value .........................................................................     7
    Transfers ..........................................................................     7
    Charges and Deductions .............................................................     7
    Portfolio Annual Expense Table .....................................................     9
    Loans ..............................................................................    11
    Death Benefit ......................................................................    11
    Cash Withdrawals and Surrenders ....................................................    12
    Compensation .......................................................................    13
    Inquiries ..........................................................................    13
Risk Summary ...........................................................................    13
Western Reserve and the Fixed Account ..................................................    17
    Western Reserve ....................................................................    17
    The Fixed Account ..................................................................    17
The Separate Account and the Portfolios ................................................    18
    The Separate Account ...............................................................    18
    The Funds ..........................................................................    18
    Addition, Deletion, or Substitution of Investments .................................    22
    Your Right to Vote Portfolio Shares ................................................    23
The Policy .............................................................................    23
    Purchasing a Policy ................................................................    23
    Tax-Free "Section 1035" Exchanges ..................................................    24
    Underwriting Standards .............................................................    24
    When Insurance Coverage Takes Effect ...............................................    25
    Backdating a Policy ................................................................    27
    Ownership Rights ...................................................................    27
    Canceling a Policy .................................................................    29
Premiums ...............................................................................    29
    Premium Flexibility ................................................................    29
    Planned Periodic Payments ..........................................................    29
    Minimum Monthly Guarantee Premium ..................................................    30
    No Lapse Period ....................................................................    30
    Premium Limitations ................................................................    30
    Making Premium Payments ............................................................    31
    Allocating Premiums ................................................................    31
                             This Policy is not available in the State of New York.

Policy Values ................................................   33
    Cash Value ...............................................   33
    Net Surrender Value ......................................   33
    Subaccount Value .........................................   33
    Subaccount Unit Value ....................................   34
    Fixed Account Value ......................................   35
Transfers ....................................................   35
    General ..................................................   35
    Fixed Account Transfers ..................................   37
    Conversion Rights ........................................   37
    Dollar Cost Averaging ....................................   37
    Asset Rebalancing Program ................................   38
    Third Party Asset Allocation Services ....................   39
Charges and Deductions .......................................   40
    Premium Charges ..........................................   41
    Monthly Deduction ........................................   41
    Mortality and Expense Risk Charge ........................   44
    Surrender Charge .........................................   44
    Decrease Charge ..........................................   46
    Transfer Charge ..........................................   47
    Change in Net Premium Allocation Charge ..................   47
    Cash Withdrawal Charge ...................................   47
    Taxes ....................................................   48
    Portfolio Expenses .......................................   48
Death Benefit ................................................   48
    Death Benefit Proceeds ...................................   48
    Death Benefit ............................................   49
    Effects of Cash Withdrawals on the Death Benefit .........   51
    Choosing Death Benefit Options ...........................   51
    Changing the Death Benefit Option ........................   51
    Increasing/Decreasing the Specified Amount ...............   52
    Payment Options ..........................................   53
Surrenders and Cash Withdrawals ..............................   53
    Surrenders ...............................................   53
    Cash Withdrawals .........................................   54
Loans ........................................................   55
    General ..................................................   55
    Interest Rate Charged ....................................   56
    Loan Reserve Interest Rate Credited ......................   56
    Effect of Policy Loans ...................................   56
Policy Lapse and Reinstatement ...............................   57
    Lapse ....................................................   57
    No Lapse Period ..........................................   57
    Reinstatement ............................................   58
Federal Income Tax Considerations ............................   58
    Tax Status of the Policy .................................   59
    Tax Treatment of Policy Benefits .........................   59
    Special Rules for 403(b) Arrangements ....................   62

Other Policy Information .................................................     63
    Our Right to Contest the Policy ......................................     63
    Suicide Exclusion ....................................................     63
    Misstatement of Age or Gender ........................................     63
    Modifying the Policy .................................................     63
    Benefits at Maturity .................................................     63
    Payments We Make .....................................................     64
    Settlement Options ...................................................     64
    Reports to Owners ....................................................     66
    Records ..............................................................     66
    Policy Termination ...................................................     66
Supplemental Benefits (Riders) ...........................................     66
    Children's Insurance Rider ...........................................     67
    Accidental Death Benefit Rider .......................................     67
    Other Insured Rider ..................................................     67
    Disability Waiver Rider ..............................................     68
    Disability Waiver and Income Rider ...................................     68
    Primary Insured Rider ("PIR") and Primary Insured
       Rider Plus ("PIR Plus") ...........................................     68
    Living Benefit Rider (an Accelerated Death Benefit) ..................     69
IMSA .....................................................................     70
Performance Data .........................................................     70
    Rates of Return ......................................................     70
    Hypothetical Illustrations Based on Subaccount Performance ...........     74
    Other Performance Data in Advertising Sales Literature ...............     86
    Western Reserve's Published Ratings ..................................     87
Additional Information ...................................................     87
    Sale of the Policies .................................................     87
    Legal Matters ........................................................     88
    Legal Proceedings ....................................................     88
    Variations in Policy Provisions ......................................     89
    Experts ..............................................................     89
    Financial Statements .................................................     89
    Additional Information about Western Reserve .........................     90
    Western Reserve's Directors and Officers .............................     90
    Additional Information about the Separate Account ....................     94
Appendix A -- Illustrations ..............................................     95
Appendix B -- Wealth Indices of Investments in the U.S. Capital Market ...     99
Appendix C -- Surrender Charge Per Thousand (Based on the gender and
              rate class of the insured) .................................    101
Index to Financial Statements ............................................    103
    WRL Series Life Account ..............................................    104
    Western Reserve Life Assurance Co. of Ohio ...........................    180

Glossary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 accounts          The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.
                   ---------------------------------------------------------------------------------
 attained age      The issue age of the person insured, plus the number of completed years since the Policy date (for the initial specified amount) or the date of each increase in specified amount.
                   ---------------------------------------------------------------------------------
 Base Policy       The WRL Freedom Elite Builder variable life insurance policy without any supplemental riders.
                   ---------------------------------------------------------------------------------
 beneficiary(ies)  The person or persons you select to receive the death benefit from this Policy.
                   You name the primary beneficiary and contingent beneficiaries.
                   ---------------------------------------------------------------------------------
 cash value        The sum of your Policy's value in the subaccounts and the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.
                   ---------------------------------------------------------------------------------
 death benefit     The amount we will pay to the beneficiary(ies) on the insured's death. We
 proceeds          will reduce the death benefit proceeds by the amount of any outstanding loan amount, and any due and unpaid monthly deductions.
                   ---------------------------------------------------------------------------------
 decrease charge   Surrender charge that may be imposed upon a decrease in specified amount during the first 15 Policy years (or during the 15 years subsequent to an increase in specified amount).
                   ---------------------------------------------------------------------------------
 fixed account     An option to which you may allocate net premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. The fixed account option may not be available in all states.
                   ---------------------------------------------------------------------------------
 free-look period  The period during which you may return the Policy and receive a refund as described in this prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.
                   ---------------------------------------------------------------------------------
 funds             Investment companies which are registered with the U.S. Securities and
                   Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.
                   ---------------------------------------------------------------------------------
 in force          While coverage under the Policy is active and the insured's life remains insured.
                   ---------------------------------------------------------------------------------
 initial premium   The amount you must pay before insurance coverage begins under this Policy.
                   The initial premium is shown on the schedule page of your Policy.
                   ---------------------------------------------------------------------------------
 insured           The person whose life is insured by this Policy.
                   ---------------------------------------------------------------------------------


 issue age       The insured's age on his or her birthday nearest to the Policy date. When you increase the Base Policy's specified amount of insurance coverage, the issue age for the new segment of specified amount coverage is the insured's age on his or her birthday nearest the date that the increase in specified amount takes effect. This age may be different from the attained age on other segments of specified amount coverage.
                 ----------------------------------------------------------------------------------
 lapse           When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, and you have not made a sufficient payment by the end of a grace period.
                 ----------------------------------------------------------------------------------
 loan amount     The total amount of all outstanding Policy loans, including both principal and interest due.
                 ----------------------------------------------------------------------------------
 loan reserve    A part of the fixed account to which amounts are transferred as collateral for
                 Policy loans.
                 ----------------------------------------------------------------------------------
 maturity date   The Policy anniversary nearest the insured's 100th birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.
                 ----------------------------------------------------------------------------------
 minimum         The amount shown on your Policy schedule page that we use during the no
 monthly         lapse period to determine whether a grace period will begin. We will adjust
 guarantee       the minimum monthly guarantee premium if you change death benefit
 premium         options, increase or decrease the specified amount, or add, increase or decrease a rider. A grace period will begin whenever your net surrender value is not enough to meet monthly deductions.
                 ----------------------------------------------------------------------------------
 Monthiversary   This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.
                 ----------------------------------------------------------------------------------
 monthly         The monthly Policy charge, plus the monthly cost of insurance, plus the
 deduction       monthly charge for any riders added to your Policy, plus, if any, the decrease charge incurred as a result of a decrease in your specified amount.
                 ----------------------------------------------------------------------------------
 net premium     The part of your premium that we allocate to the fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charges and the premium collection charge.
                 ----------------------------------------------------------------------------------
 net surrender   The amount we will pay you if you surrender the Policy while it is in force.
 value           The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, and minus any outstanding loan amount.
                 ----------------------------------------------------------------------------------
 no lapse date   For a Policy issued to any insured ages 0-60, the no lapse date is either the anniversary on which the insured's attained age is 65 or the twentieth Policy anniversary, whichever is less. For a Policy issued to an insured ages 61-85, the no lapse date is the fifth Policy anniversary. The no lapse date is specified in your Policy.
                 ----------------------------------------------------------------------------------

 no lapse period   The period of time between the Policy date and the no lapse date during which the Policy will not lapse if certain conditions are met.
                   -------------------------------------------------------------------------------
 office            Our administrative office and mailing address is P.O. Box 5068, Clearwater,
                   Florida 33758-5068. Our street address is 570 Carillon Parkway,
                   St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777, extension 6539. Our hours are Monday - Friday from 8:00 a.m. - 7:00 p.m.
                   Eastern time.
                   -------------------------------------------------------------------------------
 planned periodic  A premium payment you make in a level amount at a fixed interval over a
 premium           specified period of time.
                   -------------------------------------------------------------------------------
 Policy date       The date when our underwriting process is complete, full life insurance coverage goes into effect, the initial premium payment has been received, and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. We measure
                   Policy months, years, and anniversaries from the Policy date.
                   -------------------------------------------------------------------------------
 portfolio         One of the separate investment portfolios of a fund.
                   -------------------------------------------------------------------------------
 premiums          All payments you make under the Policy other than loan repayments.
                   -------------------------------------------------------------------------------
 reallocation      That portion of the fixed account where we hold the net premium(s) from the
 account           record date until the reallocation date.
                   -------------------------------------------------------------------------------
 reallocation      The date we reallocate all cash value held in the reallocation account to the
 date              fixed account and subaccounts you selected on your application. We place your net premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your free-look right. In those states the reallocation date is the record date, plus the number of days in your state's free-look period, plus five days. In all other states, the reallocation date is the record date.
                   -------------------------------------------------------------------------------
 record date       The date we record your Policy on our books as an in force Policy. The record date is generally the Policy date, unless the Policy is backdated. The record date is the date when, depending on the laws of the state governing your Policy (usually the state where you live), we allocate your net premium either to the reallocation account or to the fixed account and the subaccounts you selected on your application.
                   -------------------------------------------------------------------------------
 separate account  The WRL Series Life Account. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.
                   -------------------------------------------------------------------------------

 specified amount  The minimum death benefit we will pay under the Policy provided the Policy is in force. The initial specified amount is the amount shown on the Base
                   Policy's schedule page that you receive when the Policy is issued. The specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Base Policy's specified amount. Events such as a request to increase or decrease the specified amount, a change in death benefit option, or a cash withdrawal (if you choose Option A death benefit) may affect the specified amount in force.
                   ---------------------------------------------------------------------------------
 subaccount        A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.
                   ---------------------------------------------------------------------------------
 surrender charge  If, during the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount), you fully surrender the Policy, we will deduct a surrender charge from the cash value.
                   ---------------------------------------------------------------------------------
 termination       When the insured's life is no longer insured under the Policy.
                   ---------------------------------------------------------------------------------
 valuation date    Each day the New York Stock Exchange is open for trading. Western Reserve is open for business whenever the New York Stock Exchange is open.
                   ---------------------------------------------------------------------------------
 valuation period  The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York
                   Stock Exchange on the next valuation date.
                   ---------------------------------------------------------------------------------
 we, us, our
 (Western          Western Reserve Life Assurance Co. of Ohio
 Reserve)
                   ---------------------------------------------------------------------------------
 written notice    The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our office.
                   ---------------------------------------------------------------------------------
 you, your
 (owner or         The person entitled to exercise all rights as owner under the Policy.
 policyowner)
                   ---------------------------------------------------------------------------------



Policy Summary                                     WRL Freedom Elite Builder(SM)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     This summary provides only a brief overview of the more important features of the Policy. More detailed information about the Policy appears later in this prospectus. Please read the remainder of this prospectus carefully.

The Policy in General

     The WRL Freedom Elite Builder(SM) is an individual flexible premium variable life insurance policy.

     The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. (See Risk Summary p. 13.) You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle.

     A few of the Policy features listed below are not available in all states, may vary depending upon when your Policy was issued and may not be suitable for your particular situation. Certain states place restrictions on access to the fixed account and on other Policy features. Please consult your agent and refer to your Policy for details.

Premiums

o You select a payment plan but are not required to pay premiums according to the plan. You can vary the frequency and amount, within limits, and can skip premium payments.
o    Unplanned premiums may be made, within limits.
o Premium payments must be at least $50 if paid monthly and $600 if paid annually.
o You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.
o Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, and minus any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month since the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you increase or decrease your specified amount, you may need to pay additional premiums in order to keep the no lapse guarantee in place.
o The minimum monthly guarantee premium on the Policy date is shown on your Policy schedule page. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider.
o Under certain circumstances, extra premiums may be required to prevent lapse.
o Once we deliver your Policy, the free-look period begins. You may return the Policy during this period and receive a refund. Depending on the laws of the state governing your Policy (usually the state where you live), we will either allocate your net premium to the accounts you indicated on your application, or we will place your net premium in the reallocation account until the reallocation date as shown on your Policy schedule page. See Reallocation Account p. 32.

Deductions from premium before we place it in a subaccount and/or the fixed account

o For the first ten Policy years: 6.0% premium expense charge for Policies with a specified amount in force of less than $250,000; 4.0% for Policies with a specified amount in force of $250,000 - $499,999.
o After the tenth Policy year: 2.5% premium expense charge for Policies with a specified amount in force of less than $500,000.
o There is no premium expense charge for Policies with a specified amount in force of $500,000 or higher.
o A premium collection charge of $3.00 from each premium payment for Policies on direct pay notice. This charge does not apply to Policies under an electronic funds transfer program.

Investment Options

     Subaccounts. You may direct the money in your Policy to a total of 16 subaccounts of the WRL Series Life Account, a separate account. For administrative reasons, we currently limit the number of subaccounts that you can invest in at any one time to 16 active subaccounts. Each subaccount invests exclusively in one investment portfolio of a fund. The money you place in the subaccounts is not guaranteed. The value of each subaccount will increase or decrease, depending on investment performance of the corresponding portfolio. You could lose some or all of your money.

The portfolios available to you are:

AEGON/TRANSAMERICA SERIES FUND, INC.
    - Munder Net50                          - GE U.S. Equity
    - Van Kampen Emerging Growth            - Great Companies -- America(SM)
    - T. Rowe Price Small Cap               - Salomon All Cap
    - Pilgrim Baxter Mid Cap Growth         - C.A.S.E. Growth
    - Alger Aggressive Growth               - Dreyfus Mid Cap
    - Third Avenue Value                    - NWQ Value Equity
    - Value Line Aggressive Growth          - T. Rowe Price Dividend Growth
    - GE International Equity               - Dean Asset Allocation
    - Gabelli Global Growth                 - LKCM Strategic Total Return
    - Great Companies -- Global(2)          - J.P. Morgan Real Estate Securities
    - Great Companies -- Technology(SM)     - Federated Growth & Income
    - Janus Growth                          - AEGON Balanced
    - LKCM Capital Growth                   - AEGON Bond
    - Goldman Sachs Growth                  - J.P. Morgan Money Market

VARIABLE INSURANCE PRODUCTS FUND (VIP)
- Fidelity VIP Equity-Income Portfolio -- Service Class 2

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
- Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
- Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2

     Fixed Account. You may also direct the money in your Policy to the fixed account. Unless otherwise required by state law, we may restrict your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. Money you place in the fixed account is guaranteed, and will earn interest at a current interest rate declared from time to time. The annual interest rate will equal at least 3.0%. The fixed account may not be available to residents of some states.

Cash Value

o Cash value equals the sum of your Policy's value in the subaccounts and the fixed account. If there is a loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.
o Cash value varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals, and Policy loans).
o Cash value is the starting point for calculating important values under the Policy, such as net surrender value and the death benefit.
o There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount(s).
o The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums. See Minimum Monthly Guarantee Premium p. 30.

Transfers

o You can transfer cash value among the subaccounts and the fixed account. We charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year.
o    You may make transfers in writing, by telephone or by fax.
o    Policy loans reduce the amount of cash value available for transfers.
o    Dollar cost averaging and asset rebalancing programs are available.
o You may make one transfer per Policy year from the fixed account, and we must receive your request to transfer from the fixed account within 30 days after a Policy anniversary unless you select dollar cost averaging from the fixed account. The amount of your transfer is limited to the greater of:
     (arrow) 25% of your value in the fixed account; or (arrow) the amount you transferred from the fixed account in the preceding
              Policy year.

Charges and Deductions

o Premium expense charge: During the first ten Policy years, we deduct 6.0% from each premium payment on Policies with a specified amount in force of less than

     $250,000 (4.0% on Policies with a specified amount in force of $250,000 - $499,999). After the tenth Policy year we reduce the charge to 2.5%. There is no premium expense charge for Policies with a specified amount in force of $500,000 or higher.
o Premium collection charge: We deduct $3.00 from each premium payment to compensate us for billing and collection costs if we send you a bill.
o Monthly Policy charge: We currently deduct $5.00 from your cash value each month. This charge is guaranteed not to exceed $7.50. This charge is used to cover aggregate Policy expenses.
o Cost of insurance charges: Deducted monthly from your cash value. Your charges vary each month with the insured's issue age on the Policy date, issue age at the time of any increase in specified amount, length of time from the Policy date or from the date of any increase in specified amount, specified amount band, gender, rate class, the specified amount in force, the death benefit option you choose, and the investment experience of the portfolios in which you invest. We charge lower cost of insurance rates for Policies in higher specified amount bands.
o Mortality and expense risk charge: Deducted daily from each subaccount at an annual rate of 0.90% of your average daily net assets of each subaccount.We guarantee to reduce this amount to 0.60% after the first 15 Policy years. We intend to reduce this amount to 0.30% in the 16th Policy year,but we do not guarantee that we will do so.
o Surrender charge: Deducted when a full surrender occurs during the first 15 Policy years (or during the first 15 years following each increase in specified amount). The initial specified amount has a 15 year surrender charge period starting on the Policy date and surrender charges that are based upon the insured's issue age, gender and rate class on the Policy date. Each increase in specified amount will have its own 15 year surrender charge period starting on the date of the increase and surrender charges that are based upon the insured's issue age, gender and rate class at the time of the increase. The surrender charge that will apply on a full surrender of the Policy is the total of the surrender charges calculated for the Base Policy's initial specified amount and the surrender charges calculated for each increase in specified amount. Surrender charges may be significant. You may have no net surrender value if you surrender your Policy in the initial Policy years. The surrender charges that apply for 15 years after any increase in specified amount will likely significantly reduce your net surrender value.
o Decrease charge: If you request a decrease in the specified amount during the first 15 Policy years or during the 15 years following any increase in specified amount, we will deduct a decrease charge.
o Transfer charge: We deduct $25 for each transfer in excess of 12 per Policy year.
o Change in net premium allocation charge: We currently do not charge if you change your net premium allocation. However, we reserve the right to charge you $25 if you make more than one change every three months in your allocation schedule. We will notify you if we decide to impose this charge.
o Rider charges: We deduct charges each month for the optional insurance benefits (riders) you select. Each rider will have its own charge.

o Cash withdrawal fee: We deduct a processing fee for cash withdrawals equal to the lesser of $25 or 2% of the withdrawal.
o Portfolio expenses: The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from 0.44% to 1.20% annually, depending on the portfolio. See Portfolio Annual Expense Table below. See also the fund prospectuses.

Portfolio Annual Expense Table

This table shows the fees and expenses charged by each portfolio. More detail concerning each portfolio's fees and expenses is contained in the fund prospectuses.

Annual Portfolio Operating Expenses(1)
(As a percentage of average portfolio assets after fee waivers and expense reimbursements)

                                                                                               Total Portfolio
                                                       Management     Other      Rule 12b-1        Annual
 Portfolio                                                Fees      Expenses        Fees          Expenses
 AEGON/TRANSAMERICA SERIES FUND, INC.(2)(7)
 Munder Net50                                            0.90%       0.10%           N/A            1.00%
 Van Kampen Emerging Growth                              0.80%       0.05%           N/A            0.85%
 T. Rowe Price Small Cap                                 0.75%       0.25%           N/A            1.00%
 Pilgrim Baxter Mid Cap Growth                           0.85%       0.07%           N/A            0.92%
 Alger Aggressive Growth                                 0.80%       0.06%           N/A            0.86%
 Third Avenue Value                                      0.80%       0.12%           N/A            0.92%
 Value Line Aggressive Growth(4)                         0.80%       0.20%           N/A            1.00%
 GE International Equity(3)                              1.00%       0.20%           N/A            1.20%
 Gabelli Global Growth(8)                                1.00%       0.20%           N/A            1.20%
 Great Companies -- Global(2)(8)                         0.80%       0.20%           N/A            1.00%
 Great Companies -- Technology(SM)(4)                    0.80%       0.20%           N/A            1.00%
 Janus Growth                                            0.80%       0.02%           N/A            0.82%
 LKCM Capital Growth(9)                                  0.80%       0.20%           N/A            1.00%
 Goldman Sachs Growth                                    0.90%       0.10%           N/A            1.00%
 GE U.S. Equity                                          0.80%       0.08%           N/A            0.88%
 Great Companies -- America(SM)(4)                       0.80%       0.11%           N/A            0.91%
 Salomon All Cap                                         0.90%       0.10%           N/A            1.00%
 C.A.S.E. Growth                                         0.80%       0.20%           N/A            1.00%
 Dreyfus Mid Cap                                         0.85%       0.15%           N/A            1.00%
 NWQ Value Equity                                        0.80%       0.08%           N/A            0.88%
 T. Rowe Price Dividend Growth                           0.90%       0.10%           N/A            1.00%
 Dean Asset Allocation                                   0.80%       0.07%           N/A            0.87%
 LKCM Strategic Total Return                             0.80%       0.05%           N/A            0.85%
 J.P. Morgan Real Estate Securities                      0.80%       0.20%           N/A            1.00%
 Federated Growth & Income                               0.75%       0.11%           N/A            0.86%
 AEGON Balanced                                          0.80%       0.08%           N/A            0.88%
 AEGON Bond                                              0.45%       0.08%           N/A            0.53%
 J.P. Morgan Money Market                                0.40%       0.04%           N/A            0.44%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)
  Fidelity VIP Equity-Income Portfolio --
  Service Class 2(6)                                     0.48%       0.10%      0.25%(5)            0.83%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
  Fidelity VIP II Contrafund(R) Portfolio --
  Service Class 2(6)                                     0.57%       0.10%      0.25%(5)            0.92%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
  Fidelity VIP III Growth Opportunities Portfolio --
  Service Class 2(6)                                     0.58%       0.12%      0.25%(5)            0.95%

(1) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.
(2) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund, Inc. ("Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2002. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.
(3) The fee table reflects the reduction in the expense limit for this portfolio to 1.20% effective May 1, 2000.
(4) Because this portfolio did not commence operations until May 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
(5) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies will be remitted to AFSG, the principal underwriter for the Policies.
(6) Total Portfolio Annual Expenses for Service Class 2 shares were lower than those shown in the Fee Table because a portion of the brokerage commissions that the Fidelity VIP Funds paid was used to reduce each Fund's expenses, and/or because through arrangements with each Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's custodian expenses. See the accompanying Fidelity VIP Funds prospectuses. Actual expenses were:
     Fidelity VIP Equity-Income Portfolio -- Service Class 2 -- 0.82%; Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 -- 0.90%; and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 -- 0.93%.
(7) AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), the Series Fund's investment adviser, has undertaken, until at least April 30, 2002, to pay expenses on behalf of the portfolios of the Series Fund to the extent normal operating expenses of a portfolio exceed a stated percentage of each portfolio's average daily net assets. The expense limit, the amount reimbursed by AEGON/Transamerica Advisers during 2000 and the expense ratio without the reimbursement are listed below for each portfolio:


                                                                          Expense Ratio
                                            Expense     Reimbursement        Without
                                             Limit          Amount        Reimbursement
   Munder Net50                              1.00%        $   N/A              N/A
   Van Kampen Emerging Growth                1.00%            N/A              N/A
   T. Rowe Price Small Cap                   1.00 %        30,189              1.14 %
   Pilgrim Baxter Mid Cap Growth             1.00 %           N/A              N/A
   Alger Aggressive Growth                   1.00 %           N/A              N/A
   Third Avenue Value                        1.00 %           N/A              N/A
   Value Line Aggressive Growth              1.00 %        22,530              1.86 %
   GE International Equity                   1.20 %       125,321              1.66 %
   Gabelli Global Growth                     1.20 %        14,606              1.99 %
   Great Companies -- Global(2)              1.00 %        20,105              3.93 %
   Great Companies -- Technology(SM)         1.00 %         5,276              1.05 %
   Janus Growth                              1.00 %           N/A              N/A
   LKCM Capital Growth                       1.00 %           N/A              N/A
   Goldman Sachs Growth                      1.00 %        51,711              1.37 %
   GE U.S. Equity                            1.00 %           N/A              N/A
   Great Companies -- America(SM)            1.00 %           N/A              N/A
   Salomon All Cap                           1.00 %        85,511              1.25%
   C.A.S.E. Growth                           1.00 %           N/A              N/A
   Dreyfus Mid Cap                           1.00 %        68,550              1.90 %
   NWQ Value Equity                          1.00 %           N/A              N/A
   T. Rowe Price Dividend Growth             1.00 %        55,887              1.45 %
   Dean Asset Allocation                     1.00 %           N/A              N/A
   LKCM Strategic Total Return               1.00 %           N/A              N/A
   J.P. Morgan Real Estate Securities        1.00 %        58,192              1.71 %
   Federated Growth & Income                 1.00 %           N/A              N/A
   AEGON Balanced                            1.00 %           N/A              N/A
   AEGON Bond                                0.70 %           N/A              N/A
   J.P. Morgan Money Market                  0.70 %           N/A              N/A

 (8) Because this portfolio did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
 (9) Because this portfolio did not commence operations until December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

     The purpose of the preceding table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios of the funds for the fiscal year ended December 31, 2000 (except as noted in the footnotes). Expenses of the funds may be higher or lower in the future. For more information on the portfolio expenses described in this table, see the fund prospectuses which accompany this prospectus.

Loans

o After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the cash value, minus any surrender charge and minus any outstanding loan amount.
o We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges.
o    The minimum loan amount is generally $500.
o You may request a loan by calling us or by writing or faxing us written instructions.
o Prior to the 10th Policy year, we currently charge 3.75% interest annually, payable in arrears, on any outstanding loan amount. This charge is guaranteed not to exceed 4.0%.
o To secure the loan, we transfer a portion of your cash value to a loan reserve account. The loan reserve account is part of the fixed account.
     We will credit 3.0% interest annually on amounts in the loan reserve account.
o After the 10th Policy year, you may borrow at preferred loan rates an amount equal to the cash value minus total premiums paid (reduced by any cash withdrawals) and minus any outstanding loan amount. We currently charge 3.0% interest on preferred loans. This rate is not guaranteed.
o Federal income taxes and a penalty tax may apply to loans you take against the Policy.
o    There are risks involved in taking a Policy loan. See Risk Summary p. 13.
o    The federal tax consequences of loans with preferred rates is uncertain.

Death Benefit

o    You must choose one of three death benefit options. We offer the following:
       o  Option A is the greater of:
          (arrow) the current specified amount, or (arrow) a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.
       o  Option B is the greater of:
          (arrow) the current specified amount, plus the Policy's cash value on the date of the insured's death, or
          (arrow) a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.
       o  Option C is the greater of:
          (arrow) the amount payable under Option A, or (arrow) the current specified amount, multiplied by an age-based
                   "factor," plus the Policy's cash value on the date of the insured's death.

o So long as the Policy does not lapse, the minimum death benefit we pay under any option will be the current specified amount.
o We offer 4 bands of specified amount coverage. Each band has its own minimum specified amount and cost of insurance rates. The higher the band of specified amount you choose, the lower the cost of insurance rates. The minimum specified amount for band 1 for a Policy for issue ages 0-49 is $100,000. It declines to $50,000 for issue ages 50-85. We will state the minimum specified amount in your Policy. You cannot decrease the specified amount below this minimum.
o We will reduce the death benefit proceeds by any outstanding loan amount, and any due and unpaid charges.
o We will increase the death benefit proceeds by any additional insurance benefits you add by rider.
o After the third Policy year and once each Policy year thereafter, you may make one of the following changes: change the death benefit option or increase or decrease the specified amount. A decrease in specified amount is limited to 20% of the specified amount prior to the decrease. The new specified amount cannot be less than the minimum specified amount as shown in your Policy.
o Under current tax law, the death benefit should be income tax free to the beneficiary.
o The death benefit is available in a lump sum or a variety of payout options.


Cash Withdrawals and Surrenders

o You may take one withdrawal of cash value per Policy year after the first Policy year.
o    The amount of the withdrawal must be:
       (arrow) at least $500; and
       (arrow) no more than 10% of the net surrender value. After the tenth
               Policy year, we currently intend to limit the withdrawal amount to no more than 25% of the net surrender value.
o We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.
o    There is no surrender charge assessed when you take a cash withdrawal.
o A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.
o If you choose death benefit Option A, we will reduce the current specified amount by the dollar amount of the withdrawal.
o When a cash withdrawal reduces the specified amount in force, we will look to the reduced specified amount to determine the specified amount band, cost of insurance rates and the premium expense charge we deduct from subsequent premium payments.
o Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.
o You may fully surrender the Policy at any time before the insured's death or the maturity date. You will receive the net surrender value (cash value, minus any surrender charge, and minus any outstanding loan amount). The surrender charge will apply during the first 15 Policy years or during the 15 years following any increase in specified amount.

Compensation

o We will pay sales commissions to our life insurance agents who are registered representatives of broker-dealers. Other payments may be made for other services related to sale of the Policies. For a discussion of these arrangements, see Sale of the Policies.

Inquiries

     If you need more information, please contact us at:
                   Western Reserve Life
                   P.O. Box 5068
                   Clearwater, Florida 33758-5068
                   1-800-851-9777, extension 6539
                   (Monday - Friday from 8:00 a.m. - 7:00 p.m. Eastern time) www.westernreserve.com

Risk Summary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment             If you invest your cash value in one or more
 Risk                   subaccounts, you will b subject to the risk that
                        investment performance could be unfavorable and that
                        the cash value of your Policy would decrease.
                        You could lose everything you invest, and your Policy
                        could lapse. If you select the fixed account, your
                        cash value in the fixed account credited with a
                        declared rate ofinterest, but you assume a risk that
                        the rate may decrease, although it will never be lower
                        than a guaranteed minimum annual effective rate of 3.0%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Risk of Lapse          If your Policy fails to meet certain conditions, we will
                        notify you that the Policy has entered a 61-day grace
                        period and will lapse unless you make a sufficient
                        payment during the grace period.

                        Your Policy contains a no lapse period. Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum monthly guarantee premiums. If you do not pay these premiums, you will automatically lose the no lapse guarantee and you will increase the risk that your Policy will lapse.
                        In addition, if you take a cash withdrawal, or take a Policy loan, or if you increase or decrease your specified amount, or if you add, increase or decrease a rider, you will increase the risk of losing the no lapse guarantee. We deduct the total amount of your withdrawals, any outstanding loans and any decrease charge from your premiums paid when we determine whether your premiums are high enough to keep the no lapse period in effect.

                        If you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, we will change the amount of the minimum monthly guarantee premium you must pay to keep the no lapse period in effect.

                        You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal, loan, increase or decrease the specified amount or add, increase or decrease a rider, you should consider carefully the effect it will have on the no lapse guarantee.

                        After the no lapse period, your Policy may lapse if loans, cash withdrawals, the monthly deductions, and insufficient investment returns reduce the net surrender value to zero. The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value, minus the surrender charge, and minus any outstanding loan amount) is not enough to pay the monthly deduction due.

                        A Policy lapse will have adverse tax consequences. See
                        Federal Income Tax Considerations p. 58 and Policy Lapse and Reinstatement p. 57.

                        You may reinstate this Policy within five years after it has lapsed (and prior to the maturity date), if the insured meets the insurability requirements and you pay the amount we require.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Tax Risks              We expect that the Policy will generally be deemed a
 (Income Tax            life insurance contract under federal tax law, so
 and MEC)               that the death benefit paid to the beneficiary will
                        not be subject to federal income tax. However,
                        due to lack of guidance, there is less certainty in
                        this regard with respect to Policies issued on a
                        substandard basis.

                        Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract
                        ("MEC") under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on cash withdrawals, surrenders and loans taken before you reach age 591/2. If a Policy is not treated as a MEC, partial surrenders and withdrawals will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. You should consult a qualified tax advisor for assistance in Policy.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Limits on Cash         The Policy permits you to take only one cash withdrawal
 Withdrawals            per Policy year, after the first Policy year has been
                        completed. The amount you may withdraw is limited to 10%
                        of the net surrender value. We currently intend to
                        limit the amount you can withdraw to 25% of the net
                        surrender value after the tenth Policy year.

                        A cash withdrawal will reduce cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse period will not remain in effect.

                        A cash withdrawal will reduce the death benefit. If you select death benefit Option A, a cash withdrawal will permanently reduce the specified amount of the Policy by the amount of the withdrawal. A cash withdrawal also reduces the death benefit under Options B and C because the cash value is reduced. In some circumstances, a cash withdrawal may reduce the death benefit by more than the dollar amount of the withdrawal.

                        Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Loan Risks             A Policy loan, whether or not repaid, will affect cash
                        value over time because we subtract the amount of the
                        loan from the subaccounts and the fixed account and
                        place that amount in the loan reserve as collateral.
                        We then credit a fixed interest rate of 3.0% to the
                        loan collateral. As a result, the loan collateral does
                        not participate in the investment results of the
                        subaccounts and may not continue to receive the current
                        interest rates credited to the unloaned portion of the
                        fixed account. The longer the loan is outstanding, the
                        greater the effect is likely to be. Depending on the
                        investment results of the subaccounts and the interest
                        rates credited to the fixed account, the effect could
                        be favorable or unfavorable.

                        We also currently charge interest on Policy loans at a rate of 3.75%, payable in arrears. This charge will not exceed 4.0%. Interest is added to the amount of the loan to be repaid.

                        A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and net surrender value by the loan amount.

                        A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period will not remain in effect. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value and the no lapse period is no longer in effect, then the Policy will lapse. Adverse tax consequences would result.

                        If a loan from a Policy is outstanding when the Policy is canceled or lapses or becomes a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a distribution from the Policy. Moreover, the tax treatment of loans with preferred rates is uncertain.
                        See Federal Income Tax Considerations p. 58.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Effects of the         The surrender charges under this Policy are significant.
 Surrender              It is likely you will receive no net surrender value
 Charge                 if you surrender your Policy in the first few Policy
                        years. In addition, the surrender charges that apply
                        for 15 years after any increase in specified amount
                        will significantly reduce your net surrender value. You
                        should purchase this Policy, and increase the specified
                        amount,only if you have the financial ability to keep it
                        in force for a substantial period of time.

                        Even if you do not ask to surrender your Policy, the surrender charge plays a role in determining whether your Policy will lapse. Each month we will use the cash value (reduced by the surrender charge and reduced by any outstanding loan amount) to measure whether your Policy will remain in force or will enter a grace period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Comparison             Like fixed benefit life insurance, the Policy offers a
 with Other             death benefit and can provide a cash value, loan
 Insurance              privileges and a value on surrender. However, the
 Policies               Policy differs from a fixed benefit policy because it
                        allows you to place your  premiums in investment
                        subaccounts. The amountand duration of life insurance
                        protection and of the Policy's cash value will vary
                        with the investment performance of the amounts you place
                        in the subaccounts. In addition, the cash value and a
                        net surrender value will always vary with the investment
                        results of your selected subaccounts.

                        As you consider purchasing this Policy, keep in mind that it may not be to your advantage to replace existing insurance with the Policy.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Illustrations          The illustrations in this prospectus are based on
                        hypothetical rates of return that are not guaranteed.
                        They illustrate how the specified amount, Policy
                        charges and hypothetical rates of return affect death
                        benefit levels, cash value and net surrender value of
                        the Policy. We may also illustrate Policy values
                        based on the adjusted historical performance of the
                        portfolios since the portfolios' inception, reduced by
                        Policy and subaccount charges. The hypothetical and
                        adjusted historic portfolio rates illustrated should not
                        be considered to represent past or future performance.
                        It is almost certain that actual rates of return may be
                        higher or lower than those illustrated, so that the
                        values under your Policy will be different from those
                        in the illustrations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Western Reserve and the Fixed Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Western Reserve

     Western Reserve Life Assurance Co. of Ohio is the insurance company issuing the Policy. Western Reserve was incorporated under Ohio law on October 1, 1957. We have established the separate account to support the investment options under this Policy and under other variable life insurance policies we issue. Our general account supports the fixed account under the Policy. Western Reserve intends to sell this Policy in the District of Columbia, and all states, except New York.

The Fixed Account

     The fixed account is part of Western Reserve's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Western Reserve has sole discretion over the investment of the fixed account's assets. Western Reserve bears the full investment risk for all amounts contributed to the fixed account. Western Reserve guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 3.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

     Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation. Unless otherwise required by state law, we may restrict your allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 3.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 3.0%.

     We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

     The fixed account may not be available in all states. This means that residents of some states may not direct or transfer any premiums or cash value to the fixed account.

     The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account and the Portfolios
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Separate Account

     The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. You may direct the money in your Policy to a total of 16 active subaccounts of the separate account at any one time. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

     Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

     The separate account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. We may substitute another subaccount, portfolio or insurance company separate account under the Policies if, in our judgment, investment in a subaccount or portfolio would no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another subaccount or insurance company separate account is in the best interest of owners. No substitution shall take place without notice to owners and prior approval of the Securities and Exchange Commission ("SEC") and insurance company regulators, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") and applicable law.

The Funds

     The separate account invests in shares of the portfolios. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

     Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

     Each portfolio's investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. You can find more detailed information about the portfolios, including a description of risks, in the fund prospectuses. You should read the fund prospectuses carefully.



Portfolio                    Sub-Adviser or Adviser              Investment Objective
------------------           -------------------------           ----------------------------------
Munder Net50       (arrow)   Munder Capital             (arrow)  Seeks long-term capital
                             Management                          appreciation.
Van Kampen         (arrow)   Van Kampen                 (arrow)  Seeks capital appreciation by
Emerging                     Asset Management Inc                investing primarily in common
Growth                                                           stocks of small and medium-
                                                                 sized companies.
T. Rowe Price      (arrow)   T. Rowe Price              (arrow)  Seeks long-term growth of
Small Cap                    Associates, Inc.                    capital by investing primarily in
                                                                 common stocks of small growth
                                                                 companies.
Pilgrim Baxter     (arrow)   Pilgrim Baxter &           (arrow)  Seeks capital appreciation.
Mid Cap Growth               Associates, Ltd.
Alger Aggressive   (arrow)   Fred Alger                 (arrow)  Seeks long-term capital
Growth                       Management, Inc.                    appreciation.
Third Avenue       (arrow)   EQSF Advisers, Inc.        (arrow)  Seeks long-term capital
Value                                                            appreciation.
Value Line         (arrow)   Value Line, Inc.           (arrow)  Seeks to realize capital growth.
Aggressive
Growth
GE International   (arrow)   GE Asset Management        (arrow)  Seeks long-term growth of
Equity                       Incorporated                        capital.
Gabelli Global     (arrow)   Gabelli Asset              (arrow)  Seeks to provide investors with
Growth                       Management Company                  appreciation of capital. Current
                                                                 income is a secondary objective.
Great Companies    (arrow)   Great Companies, L.L.C.    (arrow)  Seeks long-term growth of
-- Global(2)                                                     capital in a manner consistent
                                                                 with preservation of capital.
Great Companies    (arrow)   Great Companies, L.L.C.    (arrow)  Seeks long-term growth of
-- Technology(SM)                                                capital.
Janus Growth       (arrow)   Janus Capital              (arrow)  Seeks growth of capital.
                             Corporation

Portfolio                    Sub-Adviser or Adviser              Investment Objective
------------------           -------------------------           ----------------------------------
LKCM Capital       (arrow)   Luther King Capital        (arrow)   Seeks long-term growth of
Growth                       Management Corporation              capital through a disciplined
                                                                 investment approach focusing on
                                                                 companies with superior growth
                                                                 prospects.
Goldman Sachs      (arrow)   Goldman Sachs Asset        (arrow)  Seeks long-term growth of
Growth                       Management                          capital.
GE U.S. Equity     (arrow)   GE Asset Management        (arrow)  Seeks long-term growth of
                             Incorporated                        capital.
Great Companies    (arrow)   Great Companies, L.L.C.    (arrow)  Seeks long-term growth of
-- America(SM)                                                   capital.
Salomon            (arrow)   Salomon Brothers Asset     (arrow)  Seeks capital appreciation.
All Cap                      Management Inc
Fidelity VIP II    (arrow)   Fidelity Management &      (arrow)  Seeks long-term capital apprecia-
Contrafund(R)                Research Company                    tion by investing primarily in a
Portfolio --                                                     broad variety of common stocks,
Service Class 2                                                  using both growth-oriented and
                                                                 contrarian disciplines.
C.A.S.E. Growth    (arrow)   C.A.S.E.                   (arrow)  Seeks annual growth of capital
                             Management, Inc.                    through investment in companies
                                                                 whose management, financial
                                                                 resources and fundamentals
                                                                 appear attractive on a scale
                                                                 measured against each company's
                                                                 present value.
Dreyfus Mid Cap    (arrow)   The Dreyfus                (arrow)  Seeks total investment returns
                             Corporation                         (including capital appreciation
                                                                 and income), which consistently
                                                                 outperform the S&P 400 Mid
                                                                 Cap Index.
NWQ Value          (arrow)   NWQ Investment             (arrow)  Seeks to achieve maximum,
Equity                       Management                          consistent total return with
                             Company, Inc.                       minimum risk to principal.
Fidelity VIP       (arrow)   Fidelity Management &      (arrow)  Seeks reasonable income by
Equity-Income                Research Company                    investing primarily in income-
Portfolio --                                                     producing equity securities.
Service Class 2
Fidelity VIP III   (arrow)   Fidelity Management &      (arrow)  Seeks capital growth by investing
Growth                       Research Company                    in a wide range of common
Opportunities                                                    domestic and foreign stocks, and
Portfolio --                                                     securities convertible into
Service Class 2                                                  common stocks.

Portfolio                     Sub-Adviser or Adviser             Investment Objective
-------------------           ------------------------           ------------------------------------
T. Rowe Price      (arrow)   T. Rowe Price              (arrow)  Seeks to provide an increasing
Dividend Growth              Associates, Inc.                    level of dividend income,
                                                                 long-term capital appreciation
                                                                 and reasonable current income
                                                                 through investments primarily in
                                                                 dividend paying stocks.
Dean Asset         (arrow)   Dean Investment            (arrow)  Seeks preservation of capital and
Allocation                   Associates                          competitive investment returns.
LKCM Strategic     (arrow)   Luther King Capital        (arrow)  Seeks to provide current income,
Total Return                 Management                          long-term growth of income and
                              Corporation                        capital appreciation.
J.P. Morgan Real   (arrow)   J.P. Morgan Investment      arrow)  Seeks long-term total return from
Estate Securities            Management Inc.                     investments primarily in equity
                                                                 securities of real estate
                                                                 companies. Total return will
                                                                 consist of realized and unrealized
                                                                 capital gains and losses plus
                                                                 income.
Federated Growth   (arrow)   Federated Investment       (arrow)  Seeks total return by investing in
& Income                     Counseling                          securities that have defensive
                                                                 characteristics.
AEGON Balanced     (arrow)   AEGON USA                  (arrow)  Seeks preservation of capital,
                             Investment                          reduced volatility, and superior
                             Management, Inc.                    long-term risk-adjusted returns.
AEGON Bond         (arrow)   AEGON USA                  (arrow)  Seeks the highest possible
                              Investment                         current income within the
                             Management, Inc.                    confines of the primary goal of
                                                                 insuring the protection of capital.
J.P. Morgan        (arrow)   J.P. Morgan Investment     (arrow)  Seeks to obtain maximum current
Money Market                 Management Inc.                     income consistent with the
                                                                 preservation of principal and
                                                                 maintenance of liquidity.

     AEGON/Transamerica Advisers, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund's Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectus for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

     FMR, located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the Fidelity VIP Funds and manages the Fidelity VIP Funds in accordance with policies and guidelines established by the Fidelity VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Fidelity VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

     In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, each fund's Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

     If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Investments

     We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

     We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

     In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Your Right to Vote Portfolio Shares

     Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law. See Tax Status of the Policy p. 59.

     Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

     If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

The Policy
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Purchasing a Policy

     To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy.

     Our address for applications submitted by World Marketing Alliance distribution systems is:
                              Western Reserve
                              P.O. Box 9009
                              Clearwater, Florida 33758-9009

All other agents should submit applications to:

                              Western Reserve
                              P.O. Box 5068
                              Clearwater, Florida 33758-5068

     You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for a Policy for issue ages 0-49 is generally $100,000. It declines to $50,000 for issue ages 50-85. We currently charge lower cost of insurance rates for Policies with specified amounts in higher bands of coverage. We offer the following specified amount bands of coverage:

     o  band 1: $100,000 - $249,999 ($50,000 - $249,999 for issue ages 50 and older)
     o  band 2: $250,000 - $499,999
     o  band 3: $500,000 - $999,999
     o  band 4: $1,000,000 and over

     We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 85. The insured must be insurable and acceptable to us under our underwriting rules on the later of:
   o  the date of your application; or
   o the date the insured completes all of the medical tests and examinations that we require.

Tax-Free "Section 1035" Exchanges

     You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Underwriting Standards

     This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

     Your cost of insurance charge will vary by the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, rate band, length of time from the Policy date or from the date of any increase in specified amount, and rate class. We currently place insureds into the following rate classes:

   o  ultimate select (preferred) non-tobacco use;
   o  select (non-preferred) non-tobacco use;
   o  ultimate standard (preferred) tobacco use;
   o  standard (non-preferred) tobacco use; and
   o  juvenile - under 18.

     We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen.

When Insurance Coverage Takes Effect

     Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium required under the Policy as issued is paid.

     Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.


 The amount of                  o  the specified amount applied for; or
 conditional insurance          o  $300,000
 coverage is the lesser of:     reduced by all amounts payable under all life insurance applica-
                                tions that the insured has pending with us.


 Conditional life insurance     o  the date of your application; or
 coverage begins on the         o  the date the insured completes all of the medical tests and
 later of:                         examinations that we require; or
                                o  the date of issue, if any, requested in the application.

 Conditional life insurance     o  the date we determine the insured has satisfied our
 coverage terminates               underwriting requirements and the insurance applied for
 automatically on the              takes effect (the Policy date); or
 earliest of:                   o  60 days from the date the application was completed; or
                                o  the date we determine that any person proposed for
                                   insurance in the application is not insurable according to our rules, limits and standards for the plan, amount and
                                   rate class shown in the application; or
                                o  the date we modify the plan, amount, riders and/or the
                                   premium rate class shown in the application, or any
                                   supplemental agreements; or
                                o  the date we mail notice of the ending of coverage and we refund the first premium to the applicant at the address
                                   shown on the application.

 Special limitations of the     o  the conditional receipt will be void:
 conditional receipt:              (arrow) if not signed by an authorized agent of Western
                                           Reserve; or
                                   (arrow) in the event the application contains any fraud or material misrepresentation; or
                                   (arrow) if, on the date of the conditional receipt, the
                                           proposed insured is under 15 days of age or over
                                           85 years of age.
                                o  the conditional receipt does not provide benefits for
                                   disability and accidental death benefits.
                                o  the conditional receipt does not provide benefits if any proposed insured commits suicide. In this case, Western
                                   Reserve's liability will be limited to return of the first premium paid with the application.

     Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date (or on the record date if your Policy is backdated), we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts you selected on your application, provided you live in a state that does not require a refund of full premium during the free-look period. If your state requires us to return the full premium in the event you exercise your free-look right, we will place your net premium in the reallocation account until the reallocation date. While held in the reallocation account, premium(s) will be credited with interest at the current fixed account rate. See Reallocation Account p. 32.

     On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading. See Policy Values p. 33.

Backdating a Policy

     If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, will amend your application.

     Cost of insurance charges are based in part on the age of the insured on the Policy date or on the date of any increase in specified amount. Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deduction, including cost of insurance charges, for the period that the Policy is backdated. This means that while the monthly deduction may be lower than what would have been charged had we not backdated the Policy, you will be paying for insurance during a period when the Policy was not in force.

Ownership Rights

     The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

 Changing the     o  Change the owner by providing written notice to us at our
 Owner               office at any time while the insured is alive and the Policy is in force.
                  o  Change is effective as of the date that the written notice is accepted by us.
                  o  Changing the owner does not automatically change the
                     beneficiary.
                  o  Signature of owner's spouse is required if owner is a
                     resident of: Arizona, California, Idaho, Nevada, New
                     Mexico, Washington or Wisconsin.
                  o  Changing the owner may have tax consequences. You
                     should consult a tax advisor before changing the owner.
                  o  We are not liable for payments we made before we
                     received the written notice at our office.

 Choosing the     o  The owner designates the beneficiary (the person to
 Beneficiary         receive the death benefit when the insured dies) in the
                     application.
                  o  If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit
                     proceeds unless the beneficiary designation states
                     otherwise.
                  o  If the beneficiary dies before the insured, then any
                     contingent beneficiary becomes the beneficiary.
                  o  If both the beneficiary and contingent beneficiary die
                     before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

 Changing the     o  The owner changes the beneficiary by providing written
 Beneficiary         notice to us at our office.
                  o  Change is effective as of the date the owner signs the
                     written notice.
                  o  Signature of owner's spouse is required if owner is a
                     resident of: Arizona, California, Idaho, Nevada, New
                     Mexico, Washington or Wisconsin.
                  o  We are not liable for any payments we made before we
                     received the written notice at our office.


 Assigning the Policy     o  The owner may assign Policy rights while the insured is alive.
                          o  Signature of owner's spouse is required if owner is a
                             resident of: Arizona, California, Idaho, Nevada, New
                             Mexico, Washington or Wisconsin.
                          o  The owner retains any ownership rights that are not
                             assigned.
                          o  Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment.
                             Any amount payable to the assignee will be paid in a
                             lump sum.
                          o  Claims under any assignment are subject to proof of
                             interest and the extent of the assignment.
                          o  We are not:
                             (arrow)  bound by any assignment unless we receive a
                                      written notice of the assignment;
                             (arrow)  responsible for the validity of any assignment;
                             (arrow)  liable for any payment we made before we
                                      received written notice of the assignment; or
                             (arrow)  bound by any assignment which results in adverse
                                      tax consequences to the owner, insured(s) or
                                      beneficiary(ies).
                          o  Assigning the Policy may have tax consequences. You
                             should consult a tax advisor before assigning the Policy.

Canceling a Policy

     You may cancel a Policy for a refund during the "free-look period" by returning it to our office, to one of our branch offices or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our office. The amount of the refund will be:

     o  any charges and taxes we deduct from your premiums; plus
     o any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account; plus
     o your cash value in the subaccounts and the fixed account on the date we (or our agent) receive the returned Policy at our office.

     Some states may require us to refund all of the premiums you paid for the Policy. See Reallocation Account p. 32.

Premiums
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Premium Flexibility

     You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.

Planned Periodic Payments

     You will determine a planned periodic payment schedule which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

     Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period). See Policy Lapse and Reinstatement p. 57.

Minimum Monthly Guarantee Premium

     The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.

     Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, and minus any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you increase or decrease your specified amount, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

     The initial minimum monthly guarantee premium is shown on your Policy's schedule page, and depends on a number of factors, including the age, gender, and rate class of the insured, and the specified amount requested. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum monthly guarantee premium.

     After the no lapse period ends, paying the current minimum monthly guarantee premium each month will not necessarily keep your Policy in force. You may need to pay additional premiums to keep the Policy in force.

No Lapse Period

     Until the no lapse date shown on your Policy schedule page, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:


   o the total amount of the premiums you paid (minus any cash withdrawals, outstanding loan amount, and any decrease charge) is equal to or exceeds:

     (arrow) the sum of the minimum monthly guarantee premium in effect for each month from the Policy date up to and including the current month.

Premium Limitations

     Premium payments must be at least $50 if paid monthly and $600 if paid annually ($1,000 if by wire). We may return premiums less than $50. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

Making Premium Payments

     We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments (see Premium Charges--Premium Expense Charge p. 41). We will accept premium payments by wire transfer.

     If you wish to make payments by wire transfer, you should instruct your bank to wire federal funds as follows:

                            All First Bank of Baltimore
                            ABA #052000113
                            For credit to: Western Reserve Life
                            Account #: 89539639
                            Policyowner's Name:
                            Policy Number:
                            Attention: General Accounting

     Tax-Free Exchanges ("1035 Exchanges") (see Tax-Free "Section 1035" Exchanges p. 24). We will accept part or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

     Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of our receipt of the proceeds from the 1035 Exchange before we finalize your Policy's specified amount.

Allocating Premiums

     You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. You may allocate your premium to a total of 16 active subaccounts at any one time. The fixed account may not be available in all states to direct or transfer money into. You must follow these guidelines:

     o  allocation percentages must be in whole numbers;
     o if you select dollar cost averaging, you must have at least $5,000 in each subaccount from which we will make transfers and you must transfer at least a total of $100 monthly;
     o if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000; and
     o unless otherwise required by state law, we may restrict your allocations to the fixed account if the fixed account value following the allocation would exceed $500,000.

     Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-851-9777, extension 6539 Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time. The change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes or to charge $25 for each change in excess of one per Policy year quarter.

     Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. We price each subaccount unit using the unit value determined at the end of the day after the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. See Policy Values below. Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

     You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

     Reallocation Account. If your state requires us to return your initial premium in the event you exercise your free-look right, we will allocate the initial net premium on the record date to the reallocation account as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the record date, plus the number of days in your state's free-look period, plus five days. Please contact your agent for details concerning the free-look period for your state.

     On the first valuation date on or after the reallocation date, we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application. If you requested dollar cost averaging, on the reallocation date we will reallocate the cash value either to the fixed account, the WRL J.P. Morgan Money Market subaccount or the WRL AEGON Bond subaccount (depending on which account you selected on your application).

     For states which do not require a full refund of the initial premium, the reallocation date is the same as the record date. On the record date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts in accordance with the instructions you gave us on your application.

Policy Values
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash Value

     o varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

     o  serves as the starting point for calculating values under a Policy.

     o  equals the sum of all values in each subaccount and the fixed account.

     o  is determined on the Policy date and on each valuation date.

     o has no guaranteed minimum amount and may be more or less than premiums paid.

     o includes any amounts held in the fixed account to secure any outstanding Policy loan.

Net Surrender Value

     The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our office.



 Net surrender      o  the cash value as of such date; minus
 value on any       o  any surrender charge as of such date; minus
 valuation date     o  any outstanding Policy loan amount.
 equals:


Subaccount Value


     Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

 The number of      o  the initial units purchased at unit value on the
 units in any          reallocation date; plus
 subaccount on      o  units purchased with additional net premium(s); plus
 any valuation      o  units purchased via transfers from another subaccount or
 date equals:          the fixed account; minus
                    o  units redeemed to pay for monthly deductions; minus
                    o  units redeemed to pay for cash withdrawals; minus
                    o  units redeemed as part of a transfer to another subaccount or the fixed account; minus
                    o  units redeemed to pay partial surrender charges, decrease charges and transfer charges.

     Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium, transfer request or cash withdrawal request is received at our office.

Subaccount Unit Value

     The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

 The unit value     o  the total value of the portfolio shares held in the
 of any                subaccount, including the value of any dividends or capital
 subaccount at         gains distribution declared and reinvested by the portfolio
 the end of a          during the valuation period. This value is determined by
 valuation             multiplying the number of portfolio shares owned by the
 period                subaccount by the portfolio's net asset value per share
 is calculated as:     determined at the end of the valuation period; minus
                    o  a charge equal to the daily net assets of the subaccount multiplied by the daily equivalent of the daily charge;
                       minus
                    o  the accrued amount of reserve for any taxes or other
                       economic burden resulting from applying tax laws that we
                       determine to be properly attributable to the subaccount;
                       and the result divided by
                    o  the number of outstanding units in the subaccount before the purchase or redemption of any units on that date.

     The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time), which coincides with the end of each valuation period.

Fixed Account Value

     On the reallocation date, the fixed account value is equal to the cash value allocated to the fixed account.

 The fixed account       o  the sum of net premium(s) allocated to the fixed account;
 value at the end of        plus
 any valuation           o  any amounts transferred from a subaccount to the fixed
 period is equal to:        account; plus
                         o  total interest credited to the fixed account; minus
                         o  amounts charged to pay for monthly deductions; minus
                         o  amounts withdrawn or surrendered from the fixed account;
                            minus
                         o  amounts transferred from the fixed account to a
                            subaccount.

     The fixed account may not be available to residents of all states.


Transfers
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
General

     You or your agent/registered representative of record may make transfers among a total of 16 active subaccounts or from the subaccounts to the fixed account. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our office. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

 (check) You may make an unlimited number of "non-substantive" transfers in a Policy year among the subaccounts, although we do limit "substantive" transfers, as discussed below.
 (check) You may make one transfer from the fixed account in a Policy year (unless you choose dollar cost averaging from the fixed account).
 (check) Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value following the transfer would exceed $500,000.
 (check) You may request transfers in writing (in a form we accept), by fax or by telephone.
 (check)  There is no minimum amount that must be transferred.
 (check) There is no minimum amount that must remain in a subaccount after a transfer.
 (check) We deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.
 (check) We consider all transfers made in any one day to be a single transfer.

 (check) Transfers resulting from loans, conversion rights, reallocation of cash value immediately after the reallocation date, and transfers from the fixed account are not treated as transfers for the purpose of the transfer charge.
 (check) Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.


     The Policy's transfer privilege is not intended to afford policyowners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations or a series of movements between portfolios. We currently do not limit non-substantive transfers.

     The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

     Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at 1-800-851-9777, extension 6539 Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time, or fax your instructions to 727-299-1648.

     Please note the following regarding telephone or fax transfers:


    (arrow) We will employ reasonable procedures to confirm that telephone instructions are genuine.
    (arrow) If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.
    (arrow) If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions. (arrow) Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.
    (arrow) We may also require written confirmation of your order.

    (arrow) If you do not want the ability to make telephone transfers, you should notify us in writing.
    (arrow) Telephone or fax orders must be received at our office before 4:00
            p.m. Eastern time to assure same-day pricing of the transaction. (arrow) We will not be responsible for same-day processing of transfers if faxed to a number other than 727-299-1648.
    (arrow) We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal.
    (arrow) We may discontinue this option at any time.

     We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

     We will process any transfer order we receive at our office before the NYSE closes (usually 4:00 p.m Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Fixed Account Transfers

     You may make one transfer per Policy year from the fixed account unless you select dollar cost averaging from the fixed account. We reserve the right to require that you make the transfer request in writing. We must receive the transfer request no later than 30 days after a Policy anniversary. We will make the transfer at the end of the valuation date on which we receive the written request. The maximum amount you may transfer is limited to the greater of:

    (arrow) 25% of the amount in the fixed account, or (arrow) the amount you transferred from the fixed account in the immediately prior Policy year.

     The fixed account may not be available to residents of some states. This means that residents of some states may not direct or transfer any money to the fixed account.

Conversion Rights

     If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing.

Dollar Cost Averaging

     Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

     Under dollar cost averaging, we automatically transfer a set dollar amount from the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount or the fixed account to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request at our office, provided that we receive the form by the 25(th) day of the month.

 To start dollar cost     (arrow) you must submit a completed form to us at our office
 averaging:                       requesting dollar cost averaging;
                          (arrow) you must have at least $5,000 in each account from which we will make transfers;
                          (arrow) your total transfers each month under dollar cost
                                  averaging must be at least $100; and
                          (arrow) each month, you may not transfer more than one-tenth of the amount that was in your fixed account at the
                                  beginning of dollar cost averaging.

     You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

 Dollar                   (arrow) we receive your request to cancel your participation;
 cost averaging           (arrow) the value in the accounts from which we make the
 will terminate if:               transfers is depleted;
                          (arrow) you elect to participate in the asset rebalancing program;
                                  or
                          (arrow) you elect to participate in any asset allocation services provided by a third party.

     We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program

     We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. You cannot have more than 16 active subaccounts at any one time. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

     You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day the NYSE is open.

 To start                (arrow)  you must submit a completed asset rebalancing request
 asset rebalancing:               form to us at our office before the maturity date; and
                         (arrow)  you must have a minimum cash value of $5,000 or make a $5,000 initial premium payment.

     There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.


 Asset rebalancing       (arrow)  you elect to participate in the dollar cost averaging
 will cease if:                   program;
                         (arrow)  we receive your request to discontinue participation;
                         (arrow)  you make any transfer to or from any subaccount other than under a scheduled rebalancing; or
                         (arrow)  you elect to participate in any asset allocation services provided by a third party.

     You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

     We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed Western Reserve agents for the sale of Policies. Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Charges and Deductions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     This section describes the charges and deductions that we make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.

 Services and benefits we      o  the death benefit, cash and loan benefits;
 provide under the Policy:     o  investment options, including premium allocations;
                               o  administration of elective options; and
                               o  the distribution of reports to owners.

 Costs and expenses     o  costs associated with processing and underwriting
 we incur:                 applications;
                        o  expenses of issuing and administering the Policy (includ-
                           ing any Policy riders);
                        o  overhead and other expenses for providing services and
                           benefits and sales and marketing expenses, including
                           compensation paid in connection with the sale of the
                           Policies; and
                        o  other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transac-
                           tions, and paying federal, state and local premium and
                           other taxes and fees.

 Risks we assume:       o  that the charges we may deduct may be insufficient to
                           meet our actual claims because insureds die sooner than
                           we estimate; and
                        o  that the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to
                           deduct.

Premium Charges

     Before we allocate the net premiums you make, we will deduct the following charges.

 Premium expense charge   o This charge equals:
                            (arrow)  6.0% of premiums during the first ten Policy years on Policies with a specified amount in force of
                                     less than $250,000 and 4.0% on Policies with a
                                     specified amount in force of $250,000 - $499,999;
                                     and
                            (arrow)  2.5% of premiums thereafter on Policies with a
                                     specified amount less than $500,000.
                          o There is no premium expense charge for Policies with a
                            specified amount of $500,000 or higher.
                          o Because certain events (such as increases or decreases in the specified amount, a change in death benefit option, or a cash withdrawal if you choose the Option A death
                            benefit) may affect the specified amount in force, premium expense charges will be based on the specified amount in
                            force for the Base Policy at the time we receive the
                            premium.
                          o This charge compensates us for distribution expenses and state premium taxes.

 Premium collection       o For Policies on direct pay notice, this charge equals $3.00
 charge                     per premium payment.
                          o This charge compensates us for premium billing and
                            collection costs.
                          o We will not increase this charge.

Monthly Deduction

     We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

 The monthly deduction is     o  the monthly Policy charge; plus
 equal to:                    o  the monthly cost of insurance charge for the Policy; plus
                              o  the monthly charge for any benefits provided by riders
                                 attached to the Policy; plus
                              o  the decrease charge (if applicable) incurred as a result of a decrease in the specified amount.
                              Monthly Policy Charge:
                              o  This charge currently equals $5.00 each Policy month.
                              o  We guarantee this charge will never be more than $7.50
                                 per month.
                              o  We may waive this charge at issue on additional policies
                                 (not on the original Policy) purchased naming the same
                                 owner and insured.
                              o  This charge is used to cover aggregate Policy expenses.
                              Cost of Insurance Charge:
                              o  We deduct this charge each month to compensate us for
                                 underwriting the death benefit. It varies each month and is determined as follows:
                                 1.  divide the death benefit on the Monthiversary by
                                     1.0024663 (this factor reduces the net amount at risk,
                                     for purposes of computing the cost of insurance, by
                                     taking into account assumed monthly earnings at an
                                     annual rate of 3.0%);
                                 2.  subtract the cash value on the Monthiversary after it
                                     has been allocated among the segments of specified
                                     amount in force in the following order: first, initial
                                     specified amount, then, each increase in specified
                                     amount starting with the oldest increase, then the
                                     next oldest, successively, until all cash value has
                                     been allocated;
                                 3.  multiply each segment provided under 2. by the
                                    appropriate monthly cost of insurance rate for that
                                    segment; and add the results together.
                              o  Your monthly cost of insurance rate depends, in part, on your specified amount band. The specified amount bands
                                 available are:
                                 (arrow)  Band 1: $100,000 - $249,999 ($50,000 - $249,999
                                          for issue ages 50 and older)
                                 (arrow)  Band 2: $250,000 - $499,999
                                 (arrow)  Band 3: $500,000 - $999,999
                                 (arrow)  Band 4: $1,000,000 and over

                              o  Generally, the higher the specified amount band you
                                 choose, the lower the cost of insurance rates.
                              o  We determine your specified amount band by referring to the specified amount in force for the Base Policy (that is, the initial specified amount on the Policy date, plus any
                                 increases, and minus any decreases). Riders are not
                                 included in determining the Policy's specified amount
                                 band.
                              Optional Insurance Riders:
                              o  The monthly deduction will include charges for any
                                 optional insurance benefits you add to your Policy by rider
                                 (see Supplemental Benefits (Riders) p. 66).

     The cost of insurance rates vary by the insured's issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, gender, rate class, and the length of time from the Policy date or from the date of any increase in specified amount.

     If you increase the specified amount, different monthly cost of insurance rates may apply to that segment of specified amount, based on the insured's attained age and rate class at the time of the increase, gender, and the length of time since the increase. Increases in specified amount may move the Policy into a higher specified amount band.

     Decreases in specified amount may cause the Policy to drop into a lower band of specified amount and may result in an increase in cost of insurance rates and premium expense charge rates. Decreases in specified amount will be applied on a last-in, first-out basis to the specified amount in force, and will first reduce the specified amount provided by the most recent increase in specified amount in force, then reduce the next most recent increases, successively, and then reduce the initial specified amount.

     The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. The rates will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary (C.S.O.) Mortality Tables and the insured's attained age, gender, and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. We may also guarantee a rate for a specific period of time (e.g., one year). For a listing of rate classes, see Underwriting Standards p. 24.

     We may issue certain Policies on a simplified or expedited basis. The cost of insurance rates for Policies we issue on this basis will be no higher than the guaranteed rates for select, non-tobacco use or standard, tobacco use categories. However, these rates may be higher or lower than current rates charged under otherwise identical Policies that are using standard underwriting criteria.

Mortality and Expense Risk Charge


     We deduct a daily charge from your cash value in each subaccount to compensate us for certain mortality and expense risks we assume. This charge is equal to:

   o  your Policy's cash value in each subaccount multiplied by
   o the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%.

     The annual rate is equal to 0.90% of the average daily net assets of each subaccount. We guarantee to reduce this charge to 0.60% after the first 15 Policy years. We intend to reduce this amount to 0.30% in the 16(th) Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15(th) Policy year.

     The mortality risk is that an insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

Surrender Charge

     If you surrender your Policy completely during the first 15 years (or during the 15 year period following an increase in specified amount), we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you.

     The surrender charge is a charge for each $1,000 of specified amount of the initial specified amount of your Base Policy and of each increase in specified amount. The surrender charge that will apply on a full surrender of the Policy is the total of the surrender charge calculated for the initial specified amount and the surrender charges calculated for each increase in specified amount unless there has been a reduction in specified amount for which a decrease charge was applied.

     The initial specified amount has a 15 year surrender charge period starting on the Policy date and surrender charges that are based upon the insured's issue age, gender and rate class on the Policy date. Each increase in specified amount has its own 15 year surrender charge period and surrender charges that are based upon the insured's issue age, gender and rate class at the time of the increase.

     Decreases in specified amount will be applied to the specified amount in force on a last-in, first-out basis and will first reduce the surrender charge on the most recent increase in specified amount in force, then, if still applicable, reduce the surrender charge on the next most recent increases, successfully, and then reduce the surrender charge on the initial specified amount.

Example:


  January 1, 2001   Policy issued for $300,000
  January 1, 2004   Policy increased by $200,000
  January 1, 2005   Policy decreased by $100,000
  If the surrender charge on January 1, 2005 (before the decrease) is:
  Coverage Layer    Surrender Charge
  $300,000          $4,656
  $200,000          $3,624

     The $200,000 layer is reduced to $100,000 on January 1, 2005 and a surrender charge of $1,812 is applied.

                             100 x $3,624 = $1,812
                             ---
                             200

     There is no surrender charge if you wait until the end of the 15(th) Policy anniversary to surrender your Policy and you have not increased your specified amount during the first 15 Policy years. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

     The surrender charge may be significant. You should evaluate this charge carefully before you consider a surrender. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years. This will depend on a number of factors, but is more likely if:

     o you pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy; and/or
     o  investment performance is too low.

     In addition, surrender charges that apply for 15 years after any increase in specified amount will likely significantly reduce your net surrender value.

 The surrender charge for      o  the surrender charge per thousand (varies by issue age,
 each segment of specified        gender and rate class on the Policy date or date of
 amount is calculated as:         specified amount increase); multiplied by
                               o  the surrender charge factor.

     The surrender charge per thousand is calculated separately for initial specified amount and for each increase in specified amount, using the rates found in Appendix C.

     The surrender charge factor is also calculated separately for the initial specified amount and for each increase in specified amount in force. The surrender charge factor varies by insured's issue age (on the Policy date or date of specified amount increase) and number of years since the Policy date or date of specified amount increase. For insureds issue ages 0-39, the surrender charge factor is equal to 1.00 during years 1-5. It decreases by 0.10 each year until the end of the 15(th) year when it is zero. If you are older than 39 on the Policy date or on the date of specified amount increase, the factor is less than 1.00 at the end of the first year and decreases to zero at the end of the 15(th) year.In no event are the surrender charge factors any greater than those shown on the table below. We always determine the surrender charge factor from the Policy date or date of specified amount increase to the surrender date, regardless of whether there were any prior lapses and reinstatements.

                           Surrender Charge Factors
                               Issue Ages 0 - 39

 End of Year*         Factor
-------------------- -------
  At Issue .........  1.00
  1-5 ..............  1.00
  6 ................   .90
  7 ................   .80
  8 ................   .70
  9 ................   .60
  10 ...............   .50
  11 ...............   .40
  12 ...............   .30
  13 ...............   .20
  14 ...............   .10
  15 ...............     0
  16+ ..............     0

     * The factor on any date other than a Policy anniversary or anniversary of an increase in specified amount will be determined proportionately using the factor at the end of the year prior to surrender and the factor at the end of the year of surrender.

     o Surrender Charge Example: Assume a male tobacco user purchases the Policy at Issue Age 35 with a specified amount of $100,000. The Policy is surrendered in Policy year 5. The surrender charge per thousand is $16.48. This is multiplied by the surrender charge factor of 1.00


         The surrender charge = the surrender charge per thousand ($16.48) X the number of thousands of initial specified amount (100) X the surrender charge factor (1.0)
                              = $1,648.

     The surrender charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs.

Decrease Charge

     If you decrease the specified amount during the first 15 Policy years (or during the 15 year period following an increase in specified amount), we will deduct a decrease charge from your cash value. Decreases in specified amount will be applied on a last-in, first-out basis to the current specified amount in force. The decrease charge will first be calculated based on the current surrender charge applicable to the most recent increase in specified amount still in force. If the amount of the decrease in specified amount is greater than the most recent increase in specified amount, then the charge will also be calculated based on the surrender charges applicable to the next most recent increases, successively, and then will also be calculated based on any remaining surrender charge on the initial specified amount, up to the amount of the requested decrease.

 The decrease charge is     o  the surrender charge as of the date of the decrease
 equal to:                     applicable to that portion of the segment(s) of the specified amount that is decreased. See Surrender Charges.

     We will not deduct the decrease charge from the cash value when a specified amount decrease results from:

     o  a change in the death benefit option; or
     o  a cash withdrawal (when you select death benefit Option A).

     If a decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

     We will determine the decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

Transfer Charge

     o  We currently allow you to make 12 transfers each year free from charge.
     o  We charge $25 for each additional transfer.
     o For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, is considered a single transfer.
     o  We deduct the transfer charge from the amount being transferred.
     o Transfers due to loans, exercise of conversion rights, or from the fixed account do not count as transfers for the purpose of assessing this charge.
     o Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.
     o  We will not increase this charge.

Change in Net Premium Allocation Charge


     We currently do not charge you if you change your net premium allocation. However, in the future we may decide to charge you $25 if you make more than one change every three months in your allocation schedule. We will notify you if we decide to impose this charge.

Cash Withdrawal Charge

     o After the first Policy year, you may take one cash withdrawal per Policy year.

     o When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.

     o  We deduct this amount from the withdrawal, and we pay you the balance.

     o  We will not increase this charge.

Taxes

     We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

Portfolio Expenses

     The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from 0.44% to 1.20%. See the Portfolio Annual Expense Table on p. 9 in this prospectus, and the fund prospectuses.

     Our affiliate, AFSG, the principal underwriter for the Policies, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

Death Benefit
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Death Benefit Proceeds

     As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured's death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options p. 53.

 Death benefit       o  the death benefit (described below); minus
 proceeds equal:     o  any monthly deductions due during the grace period (if
                        applicable); minus
                     o  any outstanding loan amount; plus
                     o  any additional insurance in force provided by rider.

     We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender. See Our Right to Contest the Policy p. 63; and Misstatement of Age or Gender p. 63.

Death Benefit

     The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the three death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

 Death benefit           o  the current specified amount; or
 Option A equals the     o  a specified percentage called the "limitation percentage,"
 greater of:                multiplied by
                            (arrow) the cash value on the insured's date of death.

     Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

     The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

   Attained Age                  Limitation Percentage
  40 and under                           250%
    41 to 45     250% of cash value minus 7% for each age over age 40
    46 to 50     215% of cash value minus 6% for each age over age 45
    51 to 55     185% of cash value minus 7% for each age over age 50
    56 to 60     150% of cash value minus 4% for each age over age 55
    61 to 65     130% of cash value minus 2% for each age over age 60
    66 to 70     120% of cash value minus 1% for each age over age 65
    71 to 75     115% of cash value minus 2% for each age over age 70
    76 to 90                             105%
    91 to 95     105% of cash value minus 1% for each age over age 90
  96 and older                           100%

     If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

     Option A Illustration. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there is no outstanding indebtedness. Under Option A, a Policy with a $100,000 specified amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 specified amount. Each additional dollar added to the cash value above $40,000 will increase the death benefit by $2.50.

     Similarly, so long as the cash value exceeds $40,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

 Death benefit           o  the current specified amount; plus
 Option B equals the        (arrow)  the cash value on the insured's date of death; or
 greater of:             o  the limitation percentage, multiplied by
                            (arrow)  the cash value on the insured's date of death.

     Under Option B, the death benefit always varies as the cash value varies.

     Option B Illustration. Assume that the insured's attained age is under 40 and that there is no outstanding indebtedness. Under Option B, a Policy with a specified amount of $100,000 will generally pay a death benefit of $100,000 plus cash value. Thus, a Policy with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 + $10,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $66,667, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $66,667 will increase the death benefit by $2.50.

     Similarly, any time cash value exceeds $66,667, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

 Death benefit           o  death benefit Option A; or
 Option C equals the     o  the current specified amount, multiplied by
 greater of:                (arrow)  an age-based "factor" equal to the lesser of:
                                     o  1.0 or
                                     o  0.04 times (95 minus insured's attained age
                                        at death) (the "factor" will never be less than
                                        zero); plus
                            (arrow)  the cash value on the insured's date of death.

     Under Option C, the death benefit varies with the cash value and the insured's attained age.

     Option C -- Three Illustrations.

     1. Assume that the insured is under age 40 and that there is no outstanding indebtedness. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 x the minimum of (1.0 and (0.04 x (95 - 40))) + $10,000). Until the insured attains age 71, this benefit is the same as the Option B benefit.

     2. Assume that the insured is attained age 75 and that there is no outstanding indebtedness. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $22,000 will have a death benefit of $102,000 ($100,000 x the minimum of (1.0 and (0.04 x (95 - 75))) + $22,000).

     3. Assume that the insured is attained age 75 and that there is no outstanding indebtedness. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $9,000 will have a death benefit equal to the specified amount of $100,000, since the calculation of $100,000 times the minimum of (1.0 and (0.04 x (95 - 75))) plus $9,000 is less than the specified amount.

Effects of Cash Withdrawals on the Death Benefit

     If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

Choosing Death Benefit Options

     You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay.

     If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

     You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit. You may find Option C more suitable if your goal is to increase your total death benefit before you reach attained age 70, and to increase your cash value through positive investment experience thereafter.

Changing the Death Benefit Option

     After the third Policy year, you may change your death benefit option once each Policy year if you have not increased or decreased the specified amount that year. We will notify you of the new specified amount.

     o  You must make your request in writing.

     o The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change at our office.

     o You may not make a change that would decrease the specified amount below the minimum specified amount under band 1 shown on your Policy schedule page.

     o There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

Increasing/Decreasing the Specified Amount

     After the Policy has been in force for three years, you may increase or decrease the specified amount once each Policy year if you have not changed the death benefit option that year. An increase or decrease in the specified amount will affect your cost of insurance charge and your minimum monthly guarantee premium, and may have adverse federal tax consequences.

     In addition, an increase or decrease in specified amount may move the Policy into a different specified amount band, so that your overall cost of insurance rate and premium expense charge rate will change. An increase in specified amount will be treated as an additional layer of coverage with its own cost of insurance rates, surrender charges and surrender charge period. If you increase your specified amount, you will receive a new Policy schedule page showing your new minimum monthly guarantee premium and surrender charge schedule. You should consult a tax advisor before increasing or decreasing your Policy's specified amount.

 Conditions for               o  you must make your request in writing;
 decreasing the specified     o  you may not change your death benefit option or increase
 amount:                         your specified amount in the same Policy year that you
                                 decrease your specified amount;
                              o  you may not decrease your specified amount lower than
                                 the minimum specified amount under band 1 shown on
                                 your Policy schedule page;
                              o  you may not decrease your specified amount if it would
                                 disqualify your Policy as life insurance under the Internal
                                 Revenue Code;
                              o  we may limit the amount of the decrease to no more than
                                 20% of the specified amount;
                              o  a decrease in specified amount will take effect on the
                                 Monthiversary on or after we receive your written request;
                                 and
                              o  we will assess a decrease charge against the cash value if you request a decrease in your specified amount within the first 15 Policy years (or during the 15 year period
                                 subsequent to an increase in specified amount).

 Conditions for               o  your request must be applied for on a supplemental
 increasing the specified        application and must include evidence of insurability
 amount:                         satisfactory to us;
                              o  an increase in specified amount requires our approval and will take effect on the Monthiversary on or after we
                                 approve your request;
                              o  we may require your increase in specified amount to be at least $50,000; and
                              o  you may not change your death benefit option or decrease your specified amount in the same Policy year that you
                                 increase your specified amount.

     If an increase or decrease to your Policy's specified amount causes your specified amount band to change, then we will apply the new premium expense charge and cost of insurance rates to the amounts in the new band as of the effective date of the increase or decrease in specified amount. The new minimum monthly guarantee premium is effective on the date of increase or decrease. In addition, each increase in specified amount will have its own surrender charges that apply for 15 years after any increase. This charge may significantly reduce your net surrender value.

Payment Options

     There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. See Settlement Options p. 64 for information concerning these settlement options.

Surrenders and Cash Withdrawals
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Surrenders

     You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our office. The insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. The signature of the owner's spouse is required if the owner is a resident of: Arizona, California, Idaho, Nevada, New Mexico, Washington or Wisconsin. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount) (see Charges and Deductions -- Surrender Charge p. 44). Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations p. 58.

Cash Withdrawals

     After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

 Cash            o  You must make your cash withdrawal request to us in
 withdrawal         writing and must contain an original signature.
 conditions:     o  Signature of owner's spouse is required if owner is a
                    resident of: Arizona, California, Idaho, Nevada, New
                    Mexico, Washington or Wisconsin.
                 o  We only allow one cash withdrawal per Policy year.
                 o  We may limit the amount you can withdraw to at least
                    $500, and to no more than 10% of the net surrender value.
                    We currently intend to limit the amount you can withdraw
                    to 25% of the net surrender value after the 10th Policy
                    year.
                 o  The remaining net surrender value after the cash
                    withdrawal must be at least $500.
                 o  You may not take a cash withdrawal if it will reduce the specified amount below the minimum specified amount set
                    forth in the Policy.
                 o  You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify
                    an account, we will take the withdrawal from each account
                    in accordance with your current premium allocation
                    instructions.
                 o  We generally will pay a cash withdrawal request within
                    seven days following the valuation date we receive the
                    request.
                 o  We will deduct a processing fee equal to $25 or 2% of the amount you withdraw, whichever is less. We deduct this
                    amount from the withdrawal, and we pay you the balance.
                 o  You may not take a cash withdrawal that would disqualify your Policy as life insurance under the Internal Revenue
                    Code.
                 o  A cash withdrawal may have tax consequences (see
                    Federal Income Tax Considerations p. 58).

     A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. This decrease in specified amount may cause your Policy to be in a lower specified amount band, so that your cost of insurance rates would be higher. (See Monthly Deduction p. 41.) You also may have to pay higher minimum monthly guarantee premiums and premium expense charges. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

     When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.

Loans
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
General

     After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations p. 58.

 Policy loans are       o  we may require you to borrow at least $500;
 subject to certain     o  the maximum amount you may borrow is 90% of the cash
 conditions:               value, minus any surrender charge and minus any
                           outstanding loan amount; and
                        o  signature of owner's spouse is required if owner is a
                           resident of: Arizona, California, Idaho, Nevada, New
                           Mexico, Washington or Wisconsin.

     When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

     We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions. See Payments We Make p. 64.

     You may request a loan by telephone by calling us at 1-800-851-9777, extension 6539 Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

     You may also fax your loan request to us at 727-299-1667. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

     You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our office and will be credited as of the date received. We will consider any payments you make on the Policy to be premium payments unless the payments are clearly specified as loan repayments.

     At each Policy anniversary, we will compare the outstanding loan amount to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Interest Rate Charged

     We currently charge you an annual interest rate on a Policy loan that is equal to 3.75% (4.0% maximum guaranteed) and is payable in arrears on each Policy anniversary. We may declare various lower Policy loan interest rates. We also may apply different loan interest rates to different parts of the loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate. After the 10th Policy year, you may borrow at preferred loan rates an amount equal to the cash value minus total premiums paid (reduced by any cash withdrawals) and minus any outstanding loan amount. This preferred loan rate is currently 3.0% and is not guaranteed. The tax consequences of preferred loans are uncertain. See Federal Income Tax Considerations p. 58.

Loan Reserve Interest Rate Credited

     We will credit the amount in the loan reserve with interest at an effective annual rate of 3.0%.

Effect of Policy Loans

     A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as of the last Policy anniversary plus any accrued interest net of any loan payments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of the fixed account. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

     There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences (see Federal Income Tax Considerations p. 58). You should consult a tax advisor before taking out a Policy loan.

     We will notify you (and any assignee of record) if the sum of your loan amount is more than the net surrender value. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

Policy Lapse and Reinstatement
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lapse

     Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period. See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

     If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

No Lapse Period

     This Policy provides a no lapse period. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.

 No lapse date     o  For a Policy issued to any insured ages 0-60, the no lapse date is either the number of years to attained age 65 or the twentieth Policy anniversary, whichever is less.
                   o  For a Policy issued to an insured ages 61-85, the no lapse date is the fifth Policy anniversary.
                   o  The no lapse date is specified in your Policy.

 Early termination of the     o  The no lapse period coverage will end immediately if you
 no lapse period                 do not pay sufficient minimum monthly guarantee
                                 premiums.
                              o  You must pay total premiums (minus withdrawals,
                                 outstanding loan amounts, and any decrease charge) that
                                 equal at least:
                                 (arrow)  the sum of the minimum monthly guarantee
                                          premiums in effect for each month from the
                                          Policy date up to and including the current month.

     You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan or decrease the specified amount you should consider carefully the effect it will have on the no lapse period guarantee. See Minimum Monthly Guarantee Premium p. 30.

     In addition, if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum monthly guarantee premium. See Minimum Monthly Guarantee Premium p. 30 for a discussion of how the minimum monthly guarantee premium is calculated and can change.

Reinstatement

     We will reinstate a lapsed Policy within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

     o  submit a written application for reinstatement;
     o  provide evidence of insurability satisfactory to us;
     o make a minimum premium payment sufficient to provide a net premium that is large enough to cover:
        (arrow)  three monthly deductions; and
        (arrow) any surrender charge calculated from the Policy date to the date of reinstatement.

We will not reinstate any indebtedness. The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the cash value at the time your Policy lapsed, plus any net premiums you pay at reinstatement, minus one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Income Tax Considerations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

     A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, less certainty about the application of such requirements to a Policy issued on a substandard basis. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

     In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

     In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

     In General. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

     Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").

     Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits could in certain circumstances cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

     Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that caused the Policy to become a MEC.

     Distributions (other than Death Benefits) from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

     o All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     o Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

     o A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59-1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life
          (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

     o If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

     Distributions (other than Death Benefits) from Policies that are not Modified Endowment Contracts. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. However, the tax consequences associated with Policy loans outstanding after the first 10 Policy years are less clear and a tax advisor should be consulted about such loans.

     Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10% additional tax.

     Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

     Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     Policy Loans. If a loan from a Policy is outstanding when the Policy is canceled or lapses, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

     Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

     Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

     Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

     Living Benefit Rider (an Accelerated Death Benefit). We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, as long as the beneficiary is an insured under the Policy. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

     Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

     Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always a possibility that the tax treatment of the Policies could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Policy.

Special Rules for 403(b) Arrangements

     If this Policy is purchased by public school systems and certain tax-exempt organizations for their employees, then the federal, state and estate tax consequences could differ from those stated in the prospectus. A competent tax advisor should be consulted in connection with such purchase.

     Certain restrictions apply. The Policy must be purchased in connection with a tax-sheltered annuity described in section 403(b) of the Code. Premiums, distributions, and other transactions in connection with the Policy must be administered in coordination with the section 403(b) annuity.

     The amount of life insurance that may be purchased on behalf of a participant in a 403(b) plan is limited. The current cost of insurance for the net amount at risk is treated under the Code as a "current fringe benefit" and must be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually.

     If the plan participant dies while covered by the 403(b) plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value will generally not be taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.

     Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), which may impose additional requirements of Policy loans and other Policy provisions. Plan loans must also satisfy tax requirements in order to be treated as non-taxable. Plan loan requirements and provisions may differ from the Policy loan provisions stated in the prospectus. You should consult a qualified advisor regarding ERISA.

Other Policy Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Our Right to Contest the Policy

     In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

     A new two year contestability period shall apply to each increase in specified amount beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

     In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

     If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date; if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.

     If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount, our liability with respect to such increase will be its cost of insurance.

Misstatement of Age or Gender

     If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

     Only our President or Secretary may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

     If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Benefits at Maturity

     If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured's 100th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

     If requested in writing, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date will terminate on that date and will not be extended. Policy loans, partial withdrawals, and subaccount transfers may continue during the extension. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request for the extension between 90 and 180 days prior to the maturity date and elect one of the following:

     1. If you had previously selected death benefit Option B or C, we will change the death benefit to Option A. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions; or

     2. We will automatically extend the maturity date until the next Policy anniversary. You must submit a written request, between 90 and 180 days before each subsequent Policy anniversary, stating that you wish to extend the maturity date for another Policy year. All benefits and charges will continue as set forth in your Policy. We will charge the then current cost of insurance rates.

     If you choose 2 above, you may change your election to 1 above at any time. However, if you choose 1 above, then you may not change your election to 2 above.

     The tax consequences of extending the maturity date beyond the 100th birthday of the insured are uncertain. You should consult a tax advisor as to those consequences.

Payments We Make

     We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven business days after we receive all applicable written notices and/or due proofs of death at our office. However, we can postpone such payments if:

     o the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or
     o the SEC permits, by an order, the postponement for the protection of policyowners; or
     o the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

Settlement Options

     If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

     Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

     Under any settlement option, the dollar amount of each payment will depend on four things:

     o the amount of the surrender or death benefit proceeds on the surrender date or insured's date of death;

     o the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);

     o    the mortality tables we use; and

     o    the specific payment option(s) you choose.


 Option 1 - Equal         o  We will pay the proceeds, plus interest, in equal monthly
 Monthly Installments        installments for a fixed period of your choice, but not
 for a Fixed Period          longer than 240 months.
                          o  We will stop making payments once we have made all the
                             payments for the period selected.

 Option 2 - Equal           At your or the beneficiary's direction, we will make equal
 Monthly Installments       monthly installments:
 for Life (Life Income)     o  only for the life of the payee, at the end of which
                               payments will end; or
                            o  for the longer of the payee's life, or for 10 years if
                               the payee dies before the end of the first 10 years of
                               payments; or
                            o  until the total amount of all payments we have made
                               equals the proceeds that were applied to the
                               settlement option.

 Option 3 - Equal           o  We will make equal monthly payments during the joint
 Monthly Installments for      lifetime of two persons, first to a chosen payee, and then
 the Life of the Payee and     to a co-payee, if living, upon the death of the payee.
 then to a Designated       o  Payments to the co-payee, if living, upon the payee's death
 Survivor (Joint and           will equal either:
 Survivor)                     (arrow) the full amount made to the payee before the
                                       payee's death; or
                               (arrow) two-thirds of the amount paid to the payee before
                                       the payee's death. All payments will cease upon the
                                       death of the co-payee.

Reports to Owners

     At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

(check)   the current cash value              (check)  any activity since the last report
(check)   the current net surrender value     (check)  projected values
(check)   the current death benefit           (check)  investment experience of each subaccount
(check)   any outstanding loans               (check)  any other information required by law

     You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: premium payments, changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

     We will maintain all records relating to the separate account and the fixed account.

Policy Termination

     Your Policy will terminate on the earliest of:

  o     the maturity date;             o     the end of the grace period; or
  o     the date the insured dies;     o     the date the Policy is surrendered.

Supplemental Benefits (Riders)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies provide fixed benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy, and the face amount is the level term insurance amount we pay at death. These riders may not be available in all states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

Children's Insurance Rider

     This rider provides a face amount on the primary insured's children. Our current minimum face amount for this rider for issue ages 15 days - 18 years of age is $5,000. The maximum face amount is $20,000. At the age of 25 or upon the death of the primary insured, whichever happens first, this rider may be converted to a new policy with a maximum face amount of up to five times the face amount of the rider. We will pay a death benefit once we receive proof that the insured child died while both the rider and coverage were in force for that child. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child.

Accidental Death Benefit Rider

     Our current minimum face amount for this rider for issue ages 15-59 is $10,000. The maximum face amount available for this rider is $150,000 (up to 150% of specified amount).

     Subject to certain limitations, we will pay a face amount if the primary insured's death results solely from accidental bodily injury where:

     o  the death is caused by external, violent, and accidental means;
     o  the death occurs within 90 days of the accident; and
     o  the death occurs while the rider is in force.

The rider will terminate on the earliest of:

     o  the Policy anniversary nearest the primary insured's 70th birthday;
     o  the date the Policy terminates; or
     o  the Monthiversary when the rider terminates at the owner's request.

Other Insured Rider

     This rider insures the spouse or life partner and/or dependent children of the primary insured. Our current minimum face amount for this rider for issue ages 0-85 is $10,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured. We will pay the rider's face amount when we receive proof of the other insured's death. On any Monthiversary while the rider is in force, you may replace it with a new policy on the other insured's life (without evidence of insurability).

 Conditions to     o  your request must be in writing;
 replace the       o  the rider has not reached the anniversary nearest to the
 rider:               other insured's 70th birthday;
                   o  the new policy is any permanent insurance policy that we currently offer;
                   o  subject to the minimum specified amount required for the new policy, the amount of the insurance under the new
                      policy will equal the face amount in force under the rider as long as it meets the minimum face amount requirements
                      of the original Policy; and
                   o  we will base your premium on the other insured's rate
                      class under the rider.

Disability Waiver Rider

     Subject to certain conditions, we will waive the Policy's monthly deductions while you are disabled. This rider may be purchased if your issue age is 15-55 years of age. We must receive proof that:

     o  you are totally disabled;
     o  the rider was in force when you became disabled;
     o  you became disabled before the anniversary nearest your 60th birthday;
        and
     o  you are continuously disabled for at least six months.

We will not waive any deduction which becomes due more than one year before we receive written notice of your claim.

Disability Waiver and Income Rider

     This rider has the same benefits as the Disability Waiver Rider, but adds a monthly income benefit for up to 120 months. This rider may be purchased if your issue age is 15-55 years of age. The minimum income amount for this rider is $10. The maximum income amount is the lesser of 0.2% of your specified amount or $300 per month.

Primary Insured Rider ("PIR") and Primary Insured Rider Plus ("PIR Plus")

     Under the PIR and the PIR Plus, we provide term insurance coverage on a different basis from the coverage in your Policy.

 Features of     o  the rider increases the Policy's death benefit by the rider's
 PIR and PIR        face amount;
 Plus:           o  the PIR may be purchased from issue ages 0-85;
                 o  the PIR Plus may be purchased from issue ages 18-85;
                 o  the PIR terminates when the insured turns 95, and the PIR
                    Plus terminates when the insured turns 90;
                 o  the minimum purchase amount for the PIR and PIR Plus is
                    $25,000. There is no maximum purchase amount;
                 o  we do not assess any additional surrender charge for PIR and PIR Plus;
                 o  generally PIR and PIR Plus coverage costs less than the insurance coverage under the Policy, but has no cash value;
                 o  you may cancel or reduce your rider coverage without
                    decreasing your Policy's specified amount; and
                 o  you may generally decrease your specified amount without reducing your rider coverage.

     It may cost you less to reduce your PIR or PIR Plus coverage than to decrease your Policy's specified amount, because we do not deduct a surrender charge in connection with your PIR or PIR Plus. It may cost you more to keep a higher specified amount, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR or PIR Plus.

     You should consult your registered representative to determine if you would benefit from PIR or PIR Plus. We may discontinue offering PIR or PIR Plus at any time. We may also modify the terms of these riders for new policies.

Living Benefit Rider (an Accelerated Death Benefit)

     This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

     We will pay a "single-sum benefit" equal to:

     o the death benefit on the date we pay the single-sum benefit; multiplied by
     o the election percentage of the death benefit you elect to receive; divided by
     o 1 + i ("i" equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater); minus
     o any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

     The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

     o the death benefit available under the Policy once we receive satisfactory proof that the insured is ill; plus

     o  the benefit available under any PIR or PIR Plus in force.
     o  a single-sum benefit may not be greater than $500,000.

     The election percentage is a percentage that you select. It may not be greater than 100% of your Policy's death benefit under the rider.

     We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries which occur during the period specified in your Policy's suicide provision.

     The rider terminates at the earliest of:

     o  the date the Policy terminates;
     o  the date a settlement option takes effect;
     o  the date we pay a single-sum benefit; or
     o  the date you terminate the rider.

     We do not charge for this rider. This rider may not be available in all states, or its terms may vary depending on a state's insurance law requirements.

     The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

IMSA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Performance Data
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rates of Return

     The rates of return in Table 1 reflect each subaccount's actual investment performance. The Table shows the historical investment experience of the subaccounts based on the subaccounts' historical investment experience. We do not show performance for subaccounts in operation for less than six months. This information does not represent or project future investment performance.

     Some portfolios began operation before their corresponding subaccount. For these portfolios, we have included in Table 2 below adjusted portfolio performance from the portfolio's inception date. The adjusted portfolio performance is designed to show the performance that would have resulted if the subaccount had been in operation during the time the portfolio was in operation.

     The numbers reflect the annual mortality and expense risk charge, investment management fees and direct fund expenses.

     These rates of return do not reflect other charges that are deducted under the Policy or from the separate account (such as the premium expense charge, monthly deduction or the surrender charge). If these charges were deducted, performance would be significantly lower. These rates of return are not estimates, projections or guarantees of future performance.

     We also show below comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

                                    Table 1
                     Average Annual Subaccount Total Return
                   For the Periods Ended on December 31, 2000


                                                                                                  10 Years      Subaccount
                                                                                                     or         Inception
Subaccount                                             1 Year        3 Years       5 Years       Inception         Date
------------------------------------------------   -------------   -----------   -----------   -------------   -----------
WRL Van Kampen Emerging Growth .................       (12.70)%       34.18%        27.93%          24.80%      03/01/93
WRL T. Rowe Price Small Cap ....................        (9.27)%        N/A           N/A             6.87%      07/01/99
WRL Pilgrim Baxter Mid Cap Growth ..............       (15.16)%        N/A           N/A            22.46%      07/01/99
WRL Alger Aggressive Growth ....................       (31.94)%       18.88%        17.76%          17.67%      03/01/94
WRL Third Avenue Value .........................        34.26%         N/A           N/A            12.47%      01/02/98
WRL Value Line Aggressive Growth(1) ............         N/A           N/A           N/A           (10.24)%     05/01/00
WRL GE International Equity ....................       (15.75)%        5.28%         N/A             5.60%      01/02/97
WRL Great Companies -- Technology(SM)(1) .......         N/A           N/A           N/A           (33.01)%     05/01/00
WRL Janus Growth(+) ............................       (29.58)%       22.02%        19.86%          18.43%      10/02/86
WRL Goldman Sachs Growth .......................        (8.84)%        N/A           N/A             1.94%      07/01/99
WRL GE U.S. Equity .............................        (1.67)%       12.01%         N/A            15.35%      01/02/97
WRL Great Companies -- America(SM)(1) ..........         N/A           N/A           N/A            13.12%      05/01/00
WRL Salomon All Cap ............................        17.24%         N/A           N/A            16.32%      07/01/99
WRL C.A.S.E. Growth ............................       (21.42)%        1.91%         N/A             5.86%      05/01/96
WRL Dreyfus Mid Cap ............................        11.91%         N/A           N/A             7.93%      07/01/99
WRL NWQ Value Equity ...........................        14.17%         4.85%         N/A            10.70%      05/01/96
WRL T. Rowe Price Dividend Growth ..............         8.89%         N/A           N/A            (0.14)%     07/01/99
WRL Dean Asset Allocation ......................        16.16%         5.26%         8.85%          10.50%      01/03/95
WRL LKCM Strategic Total Return ................        (4.62)%        4.80%         9.64%          10.44%      03/01/93
WRL J.P. Morgan Real Estate Securities .........        28.46%         N/A           N/A             1.33%      05/01/98
WRL Federated Growth & Income ..................        28.01%         7.38%        11.09%          10.61%      03/01/94
WRL AEGON Balanced .............................         4.88%         4.31%         7.65%           7.20%      03/01/94
WRL AEGON Bond(+) ..............................         9.90%         4.63%         4.22%           6.85%      10/02/86
WRL J.P. Morgan Money Market(2)(+) .............         5.17%         4.48%         4.40%           3.71%      10/02/86
Fidelity VIP Equity-Income Portfolio --
 Service Class 2(1) ............................         N/A           N/A           N/A             9.91%      05/01/00
Fidelity VIP II Contrafund(R) Portfolio --
 Service Class 2(1) ............................         N/A           N/A           N/A            (6.16)%     05/01/00
Fidelity VIP III Growth Opportunities
 Portfolio -- Service Class 2(1) ...............         N/A           N/A           N/A           (14.36)%     05/01/00
S&P 500(+) .....................................        (9.10)%       12.25%        18.31%          17.44%      12/31/90

(+) Shows ten year performance.
(1) Not annualized.
(2) Yield more closely reflects the current earnings than its total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

                                     Table 2
            Adjusted Historical Portfolio Average Annual Total Return
                   For the Periods Ended on December 31, 2000


                                                                                               10 Years      Portfolio
                                                                                                  or         Inception
Portfolio                                           1 Year        3 Years       5 Years       Inception        Date
---------------------------------------------   -------------   -----------   -----------   -------------   ----------
Van Kampen Emerging Growth ..................       (12.70)%       34.18%        27.93%          24.80%      03/01/93
T. Rowe Price Small Cap .....................        (9.27)%        N/A           N/A            14.30%      05/03/99
Pilgrim Baxter Mid Cap Growth ...............       (15.16)%        N/A           N/A            27.66%      05/03/99
Alger Aggressive Growth .....................       (31.94)%       18.88%        17.76%          17.67%      03/01/94
Third Avenue Value ..........................        34.26%         N/A           N/A            12.47%      01/02/98
Value Line Aggressive Growth(2) .............         N/A           N/A           N/A           (10.24)%     05/01/00
GE International Equity .....................       (15.75)%        5.28%         N/A             5.60%      01/02/97
Great Companies -- Technology(SM)(2) ........         N/A           N/A           N/A           (33.01)%     05/01/00
Janus Growth(+) .............................       (29.58)%       22.02%        19.86%          18.43%      10/02/86
Goldman Sachs Growth ........................        (8.84)%        N/A           N/A             3.84%      05/03/99
GE U.S. Equity ..............................        (1.67)%       12.01%         N/A            15.35%      01/02/97
Great Companies -- America(SM)(2) .............       N/A           N/A           N/A            13.12%      05/01/00
Salomon All Cap .............................        17.24%         N/A           N/A            19.60%      05/03/99
C.A.S.E. Growth .............................       (21.43)%        1.91%         7.03%           9.64%      05/01/95
Dreyfus Mid Cap .............................        11.91%         N/A           N/A            11.16%      05/03/99
NWQ Value Equity ............................        14.17%         4.85%         N/A            10.70%      05/01/96
T. Rowe Price Dividend Growth ...............         8.89%         N/A           N/A             0.13%      05/03/99
Dean Asset Allocation .......................        16.16%         5.26%         8.85%          10.50%      01/03/95
LKCM Strategic Total Return .................        (4.62)%        4.80%         9.64%          10.44%      03/01/93
J.P. Morgan Real Estate Securities ..........        28.46%         N/A           N/A             1.33%      05/01/98
Federated Growth & Income ...................        28.01%         7.38%        11.09%          10.61%      03/01/94
AEGON Balanced ..............................         4.88%         4.31%         7.65%           7.20%      03/01/94
AEGON Bond(+) ...............................         9.90%         4.63%         4.22%           6.85%      10/02/86
J.P. Morgan Money Market(1)(+) ..............         5.17%         4.48%         4.40%           3.71%      10/02/86
Fidelity VIP Equity-Income Portfolio --
 Service Class 2(+) .........................         7.16%         7.64%        12.38%          16.24%      10/09/86
Fidelity VIP II Contrafund(R) Portfolio --
 Service Class 2 ............................        (7.67)%       13.51%        16.66%          20.05%      01/03/95
Fidelity VIP III Growth Opportunities
 Portfolio -- Service Class 2 ...............       (18.02)%        1.46%         9.53%          12.90%      01/03/95
S&P 500(+) ..................................        (9.10)%       12.25%        18.31%          17.44%      12/31/90

(+) Shows ten year performance.
(1) Yield more closely reflects the current earnings than its total return. An investment in this subaccount is not insured ot guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Not annualized.

     Because the WRL Gabelli Global Growth and WRL Great Companies -- Global(2) subaccounts and the corresponding portfolios commenced operations on September 1, 2000 (and have less than six months performance) and WRL LKCM Capital Growth subaccount commenced operations on February 5, 2001, and the WRL Munder Net50 subaccount commenced operations on May 29, 2001, the above Tables do not reflect rates of return for these subaccounts or portfolios.

     The annualized yield for the WRL J.P. Morgan Money Market subaccount for the seven days ended December 31, 2000 was 5.34%.

     Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.

Hypothetical Illustrations Based on Subaccount Performance

     This section contains hypothetical illustrations of Policy values based on the historical experience of the subaccounts. We started selling the Policies in 1997. The separate account and the Series Fund commenced operations on October 2, 1986. The rates of return below show the actual investment experience of each subaccount for the periods shown. The illustrations of cash value and net surrender value below depict these Policy values as if you had purchased the Policy on the last valuation date prior to January 1 of the year after the subaccount began operations and had elected death benefit Option A. The illustrations are based on the historical investment experience of the subaccount indicated as of the last valuation date prior to January 1 of the year after the subaccount began operations. We assumed the rate of return for each subaccount in each calendar year to be uniformly earned throughout the year; however, the subaccount's actual performance did and will vary throughout the year.

     In order to demonstrate how the actual investment experience of the subaccounts could have affected the Option A death benefit, cash value and net surrender value of the Policy, we provide hypothetical illustrations for a hypothetical insured. These hypothetical illustrations are designed to show the performance that could have resulted if the hypothetical insured had held the Policy during the period illustrated. These illustrations do not represent what may happen in the future.

     The amounts we show for death benefits, cash values, and net surrender values take into account all charges and deductions from the Policy, the separate account, and the subaccounts. For each subaccount, we base one illustration on the guaranteed cost of insurance rates and one on the current cost of insurance rates for a hypothetical male insured age 35. The insured's age, gender and rate class, amount and timing of premium payments, cash withdrawals, and loans would affect individual Policy benefits.

     For each subaccount, the illustrations below assume death benefit Option A was selected based on an annual premium of $5,500 and a specified amount of $500,000 for a male age 35, non-tobacco use, ultimate select rate class.

The following example shows how the hypothetical net return of the WRL Janus Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL JANUS GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates


                                                    Cash Value             Net Surrender Value
                                             -------------------------   ------------------------
Last valuation date prior to January 1*:       Current     Guaranteed      Current     Guaranteed
------------------------------------------   ----------   ------------   ----------   -----------
1988 .....................................    $  5,206      $  5,206      $      0     $      0
1989 .....................................      11,714        11,587         3,954        3,827
1990 .....................................      24,098        23,742        16,338       15,982
1991 .....................................      28,442        27,920        20,682       20,160
1992 .....................................      52,632        51,576        44,872       43,816
1993 .....................................      58,054        56,798        51,070       49,814
1994 .....................................      64,520        63,045        58,332       56,837
1995 .....................................      62,695        61,135        57,263       55,703
1996 .....................................      98,087        95,598        93,431       90,942
1997 .....................................     119,897       116,817       116,017      112,937
1998 .....................................     144,818       141,101       141,714      137,997
1999 .....................................     243,607       237,390       241,279      235,062
2000 .....................................     392,722       382,762       391,170      381,210
2001 .....................................     279,362       272,258       278,586      271,482

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL AEGON Bond subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                                 WRL AEGON BOND
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value             Net Surrender Value
                                             -------------------------   ------------------------
Last valuation date prior to January 1*:       Current     Guaranteed      Current     Guaranteed
------------------------------------------   ----------   ------------   ----------   -----------
1988 .....................................    $  4,430      $  4,430      $      0      $     0
1989 .....................................       9,762         9,641         2,002        1,881
1990 .....................................      16,520        16,232         8,760        8,472
1991 .....................................      22,293        21,812        14,533       14,052
1992 .....................................      31,724        30,959        23,964       23,199
1993 .....................................      38,523        37,515        31,539       30,531
1994 .....................................      48,438        47,087        42,230       40,879
1995 .....................................      48,758        47,302        43,326       41,870
1996 .....................................      64,858        62,881        60,202       58,225
1997 .....................................      68,618        66,487        64,738       62,607
1998 .....................................      78,780        76,338        75,676       73,234
1999 .....................................      89,840        87,042        87,512       84,714
2000 .....................................      90,260        87,402        88,708       85,850
2001 .....................................     103,596       100,257       102,820       99,481

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL J.P. Morgan Money Market subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL J.P. MORGAN MONEY MARKET
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1988 .....................................    $ 4,963       $ 4,963      $     0      $     0
1989 .....................................     10,182        10,063        2,422        2,303
1990 .....................................     15,946        15,673        8,186        7,913
1991 .....................................     21,955        21,485       14,195       13,725
1992 .....................................     27,736        27,059       19,976       19,299
1993 .....................................     33,031        32,143       26,047       25,159
1994 .....................................     38,113        37,003       31,905       30,795
1995 .....................................     43,674        42,309       38,242       36,877
1996 .....................................     50,186        48,571       45,530       43,915
1997 .....................................     56,727        54,867       52,847       50,987
1998 .....................................     63,531        61,452       60,427       58,348
1999 .....................................     70,545        68,222       68,217       65,894
2000 .....................................     77,458        74,866       75,906       73,314
2001 .....................................     85,584        82,659       84,808       81,883

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Van Kampen Emerging Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1994. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                         WRL VAN KAMPEN EMERGING GROWTH
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value             Net Surrender Value
                                             -------------------------   ------------------------
Last valuation date prior to January 1*:       Current     Guaranteed      Current     Guaranteed
------------------------------------------   ----------   ------------   ----------   -----------
1995 .....................................    $  4,285      $  4,285      $      0     $      0
1996 .....................................      13,237        13,095         5,477        5,335
1997 .....................................      21,173        20,853        13,413       13,093
1998 .....................................      31,184        30,609        23,424       22,849
1999 .....................................      48,903        47,911        41,143       40,151
2000 .....................................     109,323       107,038       102,339      100,054
2001 .....................................      99,445        97,283        93,237       91,075

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL LKCM Strategic Total Return subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1994. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                         WRL LKCM STRATEGIC TOTAL RETURN
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1995 .....................................    $ 4,627       $ 4,627      $     0      $     0
1996 .....................................     11,601        11,471        3,841        3,711
1997 .....................................     18,600        18,302       10,840       10,542
1998 .....................................     28,176        27,625       20,416       19,865
1999 .....................................     35,674        34,887       27,914       27,127
2000 .....................................     44,757        43,683       37,773       36,699
2001 .....................................     46,986        45,763       40,778       39,555

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Alger Aggressive Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL ALGER AGGRESSIVE GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1996 .....................................    $ 6,572       $ 6,572      $     0      $     0
1997 .....................................     12,364        12,243        4,604        4,483
1998 .....................................     21,071        20,766       13,311       13,006
1999 .....................................     38,125        37,464       30,365       29,704
2000 .....................................     71,953        70,614       64,193       62,854
2001 .....................................     51,996        50,937       45,012       43,953

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Dean Asset Allocation subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                           WRL DEAN ASSET ALLOCATION
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1996 .....................................    $ 5,666       $ 5,666      $     0      $     0
1997 .....................................     11,795        11,671        4,035        3,911
1998 .....................................     19,088        18,794       11,328       11,034
1999 .....................................     25,525        25,030       17,765       17,270
2000 .....................................     28,160        27,522       20,400       19,762
2001 .....................................     38,086        37,136       31,102       30,152

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Federated Growth & Income subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                         WRL FEDERATED GROWTH & INCOME
                    Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1996 .....................................    $ 5,926       $ 5,926      $     0      $     0
1997 .....................................     11,786        11,664        4,026        3,904
1998 .....................................     20,426        20,119       12,666       12,359
1999 .....................................     25,631        25,143       17,871       17,383
2000 .....................................     28,618        27,980       20,858       20,220
2001 .....................................     42,609        41,573       35,625       34,589

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL AEGON Balanced subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL AEGON BALANCED
                    Male Issue Age 35, $5,500 Annual Premium
       ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
               Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1996 .....................................    $ 5,651       $ 5,651      $     0      $     0
1997 .....................................     11,383        11,262        3,623        3,502
1998 .....................................     18,696        18,403       10,936       10,643
1999 .....................................     24,775        24,288       17,015       16,528
2000 .....................................     30,019        29,337       22,259       21,577
2001 .....................................     36,295        35,383       29,311       28,399

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL C.A.S.E. Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1996. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL C.A.S.E. GROWTH
                    Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1997 .....................................    $ 5,534       $ 5,534      $     0      $     0
1998 .....................................     11,709        11,584        3,949        3,824
1999 .....................................     16,639        16,372        8,879        8,612
2000 .....................................     28,383        27,827       20,623       20,067
2001 .....................................     25,843        25,246       18,083       17,486

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     The following example shows how the hypothetical net return of the WRL GE U.S. Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL GE U.S. EQUITY
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1998 .....................................    $ 6,016       $ 6,016      $     0      $     0
1999 .....................................     13,122        12,993        5,362        5,233
2000 .....................................     20,952        20,649       13,192       12,889
2001 .....................................     25,180        24,712       17,420       16,952

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL NWQ Value Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                             WRL NWQ VALUE EQUITY
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1998 .....................................    $ 5,916       $ 5,916      $     0      $     0
1999 .....................................      9,987         9,875        2,227        2,115
2000 .....................................     15,705        15,440        7,945        7,680
2001 .....................................     23,302        22,813       15,542       15,053

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL GE International Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL GE INTERNATIONAL EQUITY
                    Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1998 .....................................    $ 5,031       $ 5,031      $     0      $     0
1999 .....................................     10,916        10,792        3,156        3,032
2000 .....................................     19,397        19,087       11,637       11,327
2001 .....................................     20,206        19,788       12,446       12,028

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Third Avenue Value subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1998. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                            WRL THIRD AVENUE VALUE
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1999 .....................................    $ 4,311       $ 4,311      $     0      $     0
2000 .....................................     10,376        10,251        2,616        2,491
2001 .....................................     20,339        20,007       12,579       12,247

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL J.P. Morgan Real Estate Securities subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1999. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                     WRL J.P. MORGAN REAL ESTATE SECURITIES
                    Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2000 .....................................    $ 4,465       $ 4,465      $    0        $    0
2001 .....................................     11,869        11,736       4,109         3,976

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     The following example shows how the hypothetical net return of WRL Goldman Sachs Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                           WRL GOLDMAN SACHS GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2001 .....................................    $4,252        $4,252          $0           $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL T. Rowe Price Dividend Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                       WRL T. ROWE PRICE DIVIDEND GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2001 .....................................    $4,249        $4,249          $0           $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL T. Rowe Price Small Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                          WRL T. ROWE PRICE SMALL CAP
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2001 .....................................    $4,230        $4,230          $0           $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Salomon All Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL SALOMON ALL CAP
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2001 .....................................    $5,575        $5,575          $0           $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Pilgrim Baxter Mid Cap Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                       WRL PILGRIM BAXTER MID CAP GROWTH
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2001 .....................................    $3,933        $3,933          $0           $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Munder Net50 subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL MUNDER NET50**
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2001 .....................................    $4,252        $4,252          $0           $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.
** Formerly, WRL Goldman Sachs Small Cap. During May 2001, this portfolio changed sub-adviser and investment objective.

The following example shows how the hypothetical net return of the WRL Dreyfus Mid Cap subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 2000. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                              WRL DREYFUS MID CAP
                   Male Issue Age 35, $5,500 Annual Premium
      ($500,000 Specified Amount, Non-Tobacco Use, Ultimate Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2001 .....................................    $5,304        $5,304          $0           $0

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.


     Because the Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2, WRL Great Companies -- America(SM), WRL Great Companies -- Technology(SM), and WRL Value Line Aggressive Growth subaccounts did not commence operations until May 1, 2000, the WRL Great Companies -- Global(2) and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, and the WRL LKCM Capital Growth subaccount did not commence operations until February 5, 2001, there are no hypothetical illustrations for these subaccounts.

Other Performance Data in Advertising Sales Literature

     We may compare each subaccount's performance to the performance of:
     o  other variable life issuers in general;
     o variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);
        (arrow) Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.
     o the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
        (arrow) unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
     o  other types of investments, such as:
        (arrow)  certificates of deposit;
        (arrow)  savings accounts and U.S. Treasuries;
        (arrow) certain interest rate and inflation indices (e.g., the Consumer Price Index); or
        (arrow) indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Western Reserve's Published Ratings

     We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Duff & Phelps Credit Rating Co. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Additional Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sale of the Policies

     The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. The Principal Underwriting Agreement between AFSG and Western Reserve on behalf of its separate account went into effect May 1, 1999. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The sales commission payable to Western Reserve agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than:
   o  65% of all premiums you make during the first Policy year, plus
   o  2.50% of all premiums you make during Policy years 2 through 10.

We will pay an additional sales commission of up to 0.15% of the Policy's cash value on the fifth Policy anniversary and each anniversary thereafter where the cash value (minus amounts attributable to loans) equals at least $5,000. Sales commissions may also be payable on premiums paid as a result of an increase in specified amount. The sales commission payable to Western Reserve agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than 65% of all premiums you make during the year subsequent to an increase. In addition, certain production, persistency and managerial bonuses may be paid.

     To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

     We intend to recoup commissions and other sales expenses through: the premium expense charge, the surrender charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the fixed account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to Policyowners.

     AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Policies as compensation for providing certain recordkeeping services.

Legal Matters

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. All matters of Ohio law pertaining to the Policy have been passed upon by Kimberly A. Scouller, Vice President and Senior General Counsel of Western Reserve.

Legal Proceedings

     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet its obligations under the Policy.

Variations in Policy Provisions

     Certain provisions of the Policy may vary from the descriptions in this prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include restrictions on use of the fixed account and different interest rates charged and credited on Policy loans. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Experts

     The financial statements and financial highlights of WRL Series Life Account as of December 31, 2000 and for the year then ended, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

     The statutory-basis financial statements and schedules of Western Reserve at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein which, as to the statutory-basis balance sheet at December 31, 1999, is based in part on the report of PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules referred to above are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

     The statement of changes in net assets of the WRL Series Life Account for the year ended December 31, 1999, included in this prospectus and registration statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent certified public accountants, given on the authority of said firm as experts in auditing and accounting.

     Actuarial matters included in this prospectus have been examined by Alan Yaeger, Executive Vice President, Actuary and Chief Financial Officer of Western Reserve, as stated in the opinion filed as an exhibit to the registration statement.

Financial Statements

     Western Reserve's financial statements and schedules appear on the following pages. These financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these financial statements and schedules only as bearing upon Western Reserve's ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

     Western Reserve's financial statements and schedules at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

Additional Information about Western Reserve

     Western Reserve is a stock life insurance company that is wholly-owned by First AUSA Life Insurance Company, which, in turn, is wholly-owned indirectly by AEGON USA, Inc. Western Reserve's office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068.

     Western Reserve was incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in this prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Western Reserve's Directors and Officers

     We are governed by a board of directors. The following table sets forth the name, address and principal occupation during the past five years of each of our directors.

                             Board of Directors**

                                                                     Principal Occupation
 Name and Address                   Position with Western Reserve    During Past 5 years
 John R. Kenney                    Chairman of the Board and         President (12/92 - 12/99), Director
 570 Carillon Parkway              Chief Executive Officer           7/93 - present) of WRL; Chairman
 St. Petersburg, Florida 33716                                       of the Board (3/93 - present),
                                                                     President (3/93 - 6/00) of Series
                                                                     Fund; Chairman of the Board (1990
                                                                     - present) of IDEX Funds; Chair-
                                                                     man of the Board (9/96 - present),
                                                                     President (9/97 - present) of ATFA;
                                                                     Chairman of the Board (9/96 -
                                                                     present), President (9/97 - present)
                                                                     of ATSI; Chairman of the Board,
                                                                     Director and Co-CEO (3/00 -
                                                                     present) of Great Cos.

                                                                     Principal Occupation
 Name and Address                   Position with Western Reserve    During Past 5 years
 Jerome C. Vahl                    Director and President            Executive VP (6/98 - 12/99), VP
 570 Carillon Parkway                                                (12/95 - 6/98), Assistant VP (1994 -
 St. Petersburg, Florida 33716                                       1995) of WRL; Executive VP (9/00
                                                                     - present) of IDEX Funds; Director
                                                                     (3/00 - present) of Great Cos.,
                                                                     Director 11/99 - present) of ATSI
                                                                     and ATFA.
 Jack E. Zimmerman                 Director                          Trustee, (1987 - present) of IDEX
 507 St. Michel Circle                                               Funds; retired from Martin Marietta
 Kettering, Ohio 45429                                               (1993).
 James R. Walker                   Director                          Self-employed public accountant
 3320 Office Park Dr.                                                (1996 - present); Partner, (1990 -
 Dayton, Ohio 45439                                                  1995) of Walker-Davis C.P.A.'s,
                                                                     Dayton, Ohio.

** Western Reserve = WRL
   AEGON/Transamerica Series Fund, Inc. = Series Fund
   IDEX Mutual Funds = IDEX Funds
   AEGON/Transamerica Fund Advisers, Inc. = ATFA
   AEGON/Transamerica Services, Inc. = ATSI
   Great Companies, L.L.C. = Great Cos.

     The following table gives the name, address and principal occupation during the past five years of the principal officers of Western Reserve (other than officers listed above as directors).

                             Principal Officers**

                                                        Principal Occupation
 Name and Address      Position with Western Reserve    During Past 5 years
 Alan M. Yaeger*      Executive Vice President,         Executive VP (1993 - present) of
                      Actuary and Chief                 Series Fund; Director (9/96 -
                      Financial Officer                 present) of ATFA; Director (9/96 -
                                                        present) of ATSI.
 Herb T. Collins*     Executive Vice President          Executive VP (1996 - present),
                                                        Chief Administrative Officer (1996
                                                        - 7/00) of WRL; VP, Administration
                                                        (1986 - 1996) of Monumental Life
                                                        Insurance Company.

  * Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202. ** Western Reserve = WRL
    AEGON/Transamerica Series Fund, Inc. = Series Fund
    IDEX Mutual Funds = IDEX Funds
    AEGON/Transamerica Fund Advisers, Inc. = ATFA
    AEGON/Transamerica Services, Inc. = ATSI
    Great Companies, L.L.C. = Great Cos.

                                                              Principal Occupation
 Name and Address          Position with Western Reserve      During Past 5 years
 William H. Geiger*     Senior Vice President, Secretary,     Senior VP, Secretary, Corporate
                        Corporate Counsel and Group Vice      Counsel, and Group VP -Compli-
                        President -- Compliance               ance (1998 - present); Senior VP,
                                                              Secretary, General Counsel and
                                                              Group VP-Compliance (1996 -
                                                              1998), Senior VP, Secretary, and
                                                              General Counsel (1990 - 1996) of
                                                              WRL; Group VP-Compliance and
                                                              Corporate Counsel (1996 - present)
                                                              of AUSA Life Insurance Company,
                                                              Inc., Bankers United Life Assurance
                                                              Company, Life Investors Insurance
                                                              Company of America, Monumental
                                                              Life Insurance Company and
                                                              Transamerica Life Insurance
                                                              Company.***
 Allan J. Hamilton*     Vice President, Treasurer             VP and Controller (8/87 - present)
                        and Controller                        Treasurer (2/97 - present) of WRL;
                                                              Treasurer and Chief Financial
                                                              Officer (2/97 - present) of Series
                                                              Fund; VP and Controller (3/99 -
                                                              present) of ATFA.
 Terry L. Garvin*       Senior Vice President and             Senior VP and Chief Marketing
                        Chief Marketing Officer               Officer (9/00 - present), VP and
                                                              Chief Marketing Officer (12/95 -
                                                              9/00) of WRL.

  * Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.
 ** Western Reserve = WRL
    AEGON/Transamerica Series Fund, Inc. = Series Fund
    IDEX Mutual Funds = IDEX Funds
    AEGON/Transamerica Fund Advisers, Inc. = ATFA
    AEGON/Transamerica Services, Inc. = ATSI
    Great Companies, L.L.C. = Great Cos.
*** Transamerica Life Insurance Company previously was known as PFL Life
    Insurance Company. Each of the companies listed for the position held by Mr. Geiger from 1996 to the present is a subsidiary of AEGON USA, Inc.

                                                             Principal Occupation
 Name and Address          Position with Western Reserve     During Past 5 years
 Carolyn M. Johnson*     Senior Vice President and           Senior VP and Chief Operations
                         Chief Operations Officer            Officer (9/00 - present), VP (3/98 -
                                                             9/00) of WRL; VP (8/98 - present)
                                                             of Life Investors Insurance
                                                             Company of America; VP (6/98 -
                                                             present) of Peoples Benefit Life
                                                             Insurance Company; VP (11/97 -
                                                             present) of Transamerica Life
                                                             Insurance Company (formerly, PFL
                                                             Life Insurance Company); VP (2/00
                                                             - present) of Transamerica Oc-
                                                             cidental Life Insurance Company;
                                                             (2/00 - present) of Transamerica
                                                             Life Insurance and Annuity
                                                             Company; VP (12/97 - present),
                                                             Responsible Officer (9/99 -
                                                             present), Illustration Actuary (9/99 -
                                                             11/00) of Monumental Life
                                                             Insurance Company.
 Thomas R. Moriarty*     Senior Vice President               VP (6/93 - 12/99) of WRL;
                                                             Director, President and CEO (11/99
                                                             - present) of AEGON Asset
                                                             Management Services, Inc.;
                                                             Executive VP, Treasurer and
                                                             Principal Financial Officer (9/00 -
                                                             present) of IDEX Funds; VP (6/99 -
                                                             present) of AFSG Securities
                                                             Corporation; Chairman of the
                                                             Board, CEO and President (7/99 -
                                                             present), Senior VP (6/91 - 7/99) of
                                                             InterSecurities, Inc.
 Thomas E. Pierpan*      Senior Vice President, General      Senior VP and General Counsel
                         Counsel and Assistant Secretary     (12/99 - present), VP (12/93 -
                                                             12/99), Counsel (4/95 - 1/97),
                                                             Associate General Counsel (1/97 -
                                                             12/99), Assistant VP (11/92 - 12/93)
                                                             of WRL; VP (3/95 - present),
                                                             Assistant Secretary (3/95 - 12/97
                                                             and 12/99 - present), Associate
                                                             General Counsel and Secretary
                                                             (12/97 - 12/99) of Series Fund.

* Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

                                                        Principal Occupation
 Name and Address      Position with Western Reserve    During Past 5 years
 Tim Stonehocker*     Senior VP                         Senior VP, WMA Business Unit
                                                        (2000 - present); President (1997 -
                                                        2000) of Academy Life Insurance
                                                        Company; VP (1997 - present) of
                                                        Life Investors Insurance Company
                                                        of America; VP (1997 - present) of
                                                        Bankers United Life Assurance
                                                        Company; VP (1997 - present) of
                                                        Transamerica Life Insurance
                                                        Company (formerly, PFL Life
                                                        Insurance Company, Inc.)

* Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

     Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.

Additional Information about the Separate Account

     Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Appendix A
Illustrations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. The tables illustrate
Policy values that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown.

     We based the illustration on page 97 on a Policy for an insured who is a 35 year old male in the Ultimate Select, non-tobacco use rate class, annual premiums of $5,500, a $500,000 specified amount and death benefit Option A. The illustration on that page also assumes cost of insurance charges based on our current cost of insurance rates.

     The illustration on page 98 is based on the same factors as those on page 97, except that cost of insurance rates are based on the guaranteed cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

     The amounts we show for the death benefits, cash values and net surrender values take into account (1) the daily charge for assuming mortality and expense risks assessed against each subaccount. This charge is equivalent to an annual charge of 0.90% of the average net assets of the subaccounts during the first 15 Policy years (we guarantee to reduce this charge to 0.60% after the first 15 Policy years). We intend to reduce this charge to 0.30% in the 16th Policy year but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year. The following illustrations use 0.30% after the 15th Policy year; (2) estimated daily expenses equivalent to an effective arithmetic average annual expense level of 0.92% of the portfolios' average daily net assets; and (3) all applicable premium expense charges and cash value charges using the current monthly Policy charge. The 0.92% average portfolio expense level assumes an equal allocation of amounts among the 31 subaccounts. We used annualized actual audited expenses incurred during 2000 as shown in the Portfolio Annual Expense Table for the portfolios to calculate the average annual expense level.

     Taking into account the assumed charges of 1.82%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.82%, 4.18%, and 10.18% during the first 15 Policy years and -1.22%, 4.78% and 10.78% thereafter.

     During 2000, AEGON/Transamerica Advisers undertook to pay normal operating expenses of certain Series Fund portfolios that exceeded a certain stated percentage of those portfolios' average daily net assets. AEGON/Transamerica Advisers has undertaken until at least April 30, 2002 to pay expenses to the extent normal operating expenses of certain portfolios of the Series Fund exceed a stated percentage of the portfolio's average daily net assets. For details on these expense limits, the amounts reimbursed by AEGON/Transamerica Advisers during 2000, and the expense ratios without the reimbursements, see the Portfolio Annual Expense Table on page 9 of this prospectus.

     Without these waivers and reimbursements, total annual expenses for the portfolios would have been greater, and the illustrations would have assumed that the assets in the portfolios were subject to an average annual expense level of 1.22%.

     The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return. Tax charges that may be attributable to the separate account are not reflected, because we are not currently making such charges. In order to produce after tax returns of 0%, 6% or 12% if such charges are made in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 12% to cover any tax charges.

     The "Premium Accumulated at 5%" column of each table shows the amount which would accumulate if you invested an amount equal to the premium to earn interest at 5% per year, compounded annually.

     We will furnish, upon request, a comparable illustration reflecting the proposed insured's age, gender, risk classification and desired Policy features.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

      Specified Amount $500,000                                          Ultimate Select Class
      Annual Premium $5,500                                              Option Type A
                            Using Current Cost of Insurance Rates


End of             Premiums                                      DEATH BENEFIT
Policy           Accumulated                          Assuming Hypothetical Gross and Net
Year                at 5%                                 Annual Investment Return of
                                        0% (Gross)                 6% (Gross)                 12% (Gross)
                                 -1.82% (Net) Years 1-15     4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                                  -1.22% (Net) Years 16+      4.78% (Net) Years 16+     10.78% (Net) Years 16+
1                     5,775               500,000                  500,000                    500,000
2                    11,839               500,000                  500,000                    500,000
3                    18,206               500,000                  500,000                    500,000
4                    24,891               500,000                  500,000                    500,000
5                    31,911               500,000                  500,000                    500,000
6                    39,281               500,000                  500,000                    500,000
7                    47,020               500,000                  500,000                    500,000
8                    55,146               500,000                  500,000                    500,000
9                    63,678               500,000                  500,000                    500,000
10                   72,637               500,000                  500,000                    500,000
15                  124,616               500,000                  500,000                    500,000
20                  190,956               500,000                  500,000                    500,000
30 (AGE 65)         383,684               500,000                  500,000                  1,110,503
40 (AGE 75)         697,619               500,000                  512,834                  2,771,261
50 (AGE 85)       1,208,985               500,000                  866,604                  7,579,495
60 (AGE 95)       2,041,946               500,000                1,374,867                 20,002,384


End of                            CASH VALUE                                   NET SURRENDER VALUE
Policy                Assuming Hypothetical Gross and Net              Assuming Hypothetical Gross and Net
Year                      Annual Investment Return of                      Annual Investment Return of
                  0% (Gross)       6% (Gross)      12% (Gross)      0% (Gross)       6% (Gross)     12% (Gross)
                 -1.82% (Net)     4.18% (Net)     10.18% (Net)     -1.82% (Net)     4.18% (Net)     10.18% (Net)
                  Years 1-15       Years 1-15      Years 1-15       Years 1-15       Years 1-15      Years 1-15
                 -1.22% (Net)     4.78% (Net)     10.78% (Net)     -1.22% (Net)     4.78% (Net)     10.78% (Net)
                   Years 16+       Years 16+        Years 16+        Years 16+       Years 16+       Years 16+
1                    4,607             4,911            5,216              0                 0               0
2                    9,119            10,016           10,952          1,359             2,256           3,192
3                   13,527            15,314           17,252          5,767             7,554           9,492
4                   17,839            20,819           24,180         10,079            13,059          16,420
5                   22,025            26,507           31,769         14,265            18,747          24,009
6                   26,083            32,384           40,084         19,099            25,400          33,100
7                   30,008            38,450           49,194         23,800            32,242          42,986
8                   33,803            44,714           59,184         28,371            39,282          53,752
9                   37,405            51,122           70,084         32,749            46,466          65,428
10                  40,845            57,710           82,020         36,965            53,830          78,140
15                  55,472            93,449          161,417         55,472            93,449         161,417
20                  67,786           138,636          297,715         67,786           138,636         297,715
30 (AGE 65)         85,666           268,722          910,248         85,666           268,722         910,248
40 (AGE 75)         77,539           479,284        2,589,963         77,539           479,284       2,589,963
50 (AGE 85)          6,610           825,338        7,218,566          6,610           825,338       7,218,566
60 (AGE 95)              *         1,361,255       19,804,340              *         1,361,255      19,804,340

* In the absence of an additional payment, the Policy would lapse.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and the different investment rates for the funds. The death benefit, cash value and net surrender value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below that average for individual Policy years. No representation can be made by Western Reserve or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration must be preceded or accompanied by current fund prospectuses.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          HYPOTHETICAL ILLUSTRATIONS
                               MALE ISSUE AGE 35

       Specified Amount $500,000                                         Ultimate Select Class
       Annual Premium $5,500                                             Option Type A
                                Using Guaranteed Cost of Insurance Rates


End of             Premiums                                      DEATH BENEFIT
Policy           Accumulated                          Assuming Hypothetical Gross and Net
Year                at 5%                                 Annual Investment Return of
                                        0% (Gross)                 6% (Gross)                 12% (Gross)
                                 -1.82% (Net) Years 1-15     4.18% (Net) Years 1-15     10.18% (Net) Years 1-15
                                  -1.22 (Net) Years 16+       4.78% (Net) Years 16+     10.78% (Net) Years 16+
1                     5,775                     500,000              500,000                     500,000
2                    11,839                     500,000              500,000                     500,000
3                    18,206                     500,000              500,000                     500,000
4                    24,891                     500,000              500,000                     500,000
5                    31,911                     500,000              500,000                     500,000
6                    39,281                     500,000              500,000                     500,000
7                    47,020                     500,000              500,000                     500,000
8                    55,146                     500,000              500,000                     500,000
9                    63,678                     500,000              500,000                     500,000
10                   72,637                     500,000              500,000                     500,000
15                  124,616                     500,000              500,000                     500,000
20                  190,956                     500,000              500,000                     500,000
30 (AGE 65)         383,684                     500,000              500,000                   1,056,811
40 (AGE 75)         697,619                     500,000              500,000                   2,569,910
50 (AGE 85)       1,208,985                     500,000              611,581                   6,819,155
60 (AGE 95)       2,041,946                     500,000              939,192                  17,033,001

End of                            CASH VALUE                                   NET SURRENDER VALUE
Policy                Assuming Hypothetical Gross and Net              Assuming Hypothetical Gross and Net
Year                      Annual Investment Return of                      Annual Investment Return of
                  0% (Gross)       6% (Gross)      12% (Gross)      0% (Gross)       6% (Gross)     12% (Gross)
                 -1.82% (Net)     4.18% (Net)     10.18% (Net)     -1.82% (Net)     4.18% (Net)     10.18% (Net)
                  Years 1-15       Years 1-15      Years 1-15       Years 1-15       Years 1-15      Years 1-15
                 -1.22% (Net)     4.78% (Net)     10.78% (Net)     -1.22% (Net)     4.78% (Net)     10.78% (Net)
                   Years 16+       Years 16+        Years 16+        Years 16+       Years 16+       Years 16+
1                    4,607            4,911             5,216              0                0                0
2                    9,004            9,898            10,830          1,244            2,138            3,070
3                   13,275           15,047            16,970          5,515            7,287            9,210
4                   17,419           20,364            23,687          9,659           12,604           15,927
5                   21,430           25,846            31,034         13,670           18,086           23,274
6                   25,306           31,497            39,074         18,322           24,513           32,090
7                   29,036           37,313            47,866         22,828           31,105           41,658
8                   32,625           43,303            57,493         27,193           37,871           52,061
9                   36,062           49,464            68,031         31,406           44,808           63,375
10                  39,350           55,805            79,583         35,470           51,925           75,703
15                  53,244           90,162           156,452         53,244           90,162          156,452
20                  63,709          132,466           287,672         63,709          132,466          287,672
30 (AGE 65)         55,449          234,139           866,238         55,449          234,139          866,238
40 (AGE 75)              *          360,929         2,401,785              *          360,929        2,401,785
50 (AGE 85)              *          582,458         6,494,434              *          582,458        6,494,434
60 (AGE 95)              *          929,893        16,864,357              *          929,893       16,864,357

* In the absence of an additional payment, the Policy would lapse.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and the different investment rates of return for the funds. The death benefit, cash value and net surrender value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below that average for individual Policy years. No representation can be made by Western Reserve or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration must be preceded or accompanied by current fund prospectuses.

Appendix B
Wealth Indices of Investments in the U.S. Capital Market
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The information below graphically depicts the growth of $1.00 invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 2000. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small stock index starting in 1982.

     Each of the cumulative index values is initialized at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks have the best performance over the entire 75-year period: investments of $1.00 in these assets would have grown to $2,586.52 and $6,402.23, respectively, by year-end 2000. This higher growth was earned by investments involving substantial risk. In contrast, long-term government bonds (with an approximate 20-year maturity), which exposed the holder to much less risk, grew to only $48.86.

     The lowest-risk strategy over the past 75 years (for those with short-term time horizons) was to buy U.S. Treasury bills. Since U.S. Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1925 - 2000 period.

[LINE GRAPH APPEARS HERE]

                    Compound Annual Rates of Return by Decade

                              1920s*     1930s      1940s      1950s      1960s       1970s      1980s     1990s      2000**
Large Company ............   19.2%      -0.1%       9.2%       19.4%       7.8%        5.9%      17.5%     18.2%      -9.1%
Small Company ............   -4.5        1.4       20.7        16.9       15.5        11.5       15.8      15.1       -3.6
Long-Term Corp. ..........    5.2        6.9        2.7         1.0        1.7         6.2       13.0       8.3       12.9
Long-Term Govt. ..........    5.0        4.9        3.2        -0.1        1.4         5.5       12.6       9.0       21.5
Inter-Term Govt. .........    4.2        4.6        1.8         1.3        3.5         7.0       11.9       7.2       12.6
Treasury Bills ...........    3.7        0.6        0.4         1.9        3.9         6.3        8.9       4.9        5.9
Inflation ................   -1.1       -2.0        5.4         2.2        2.5         7.4        5.1       2.9        3.4

----------------
*  Based on the period 1926-1929.
** Based on calendar year 2000 only.

Used with permission. (c)2001 Ibbotson Associates, Inc. All rights reserved. [Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

Appendix C
Surrender Charge Per Thousand
(Based on the gender and rate class of the insured)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               Male                Male               Female              Female
Issue    Ultimate Select/   Ultimate Standard/   Ultimate Select/   Ultimate Standard/
Age           Select             Standard             Select             Standard
  0             N/A                11.76                N/A               11.76
  1             N/A                 8.16                N/A                8.16
  2             N/A                 8.16                N/A                8.16
  3             N/A                 7.92                N/A                7.92
  4             N/A                 7.68                N/A                7.68
  5             N/A                 7.68                N/A                7.68
  6             N/A                 7.68                N/A                7.68
  7             N/A                 7.68                N/A                7.68
  8             N/A                 7.68                N/A                7.68
  9             N/A                 7.68                N/A                7.68
  10            N/A                 7.68                N/A                7.68
  11            N/A                 7.68                N/A                7.68
  12            N/A                 7.68                N/A                7.68
  13            N/A                 7.92                N/A                7.92
  14            N/A                 8.16                N/A                8.16
  15            N/A                 8.40                N/A                8.40
  16            N/A                 8.52                N/A                8.52
  17            N/A                 8.88                N/A                8.88
  18            8.72                9.20                8.72               9.20
  19            8.84                9.32                8.84               9.32
  20            8.96                9.44                8.96               9.44
  21            9.16                9.88                9.16               9.64
  22            9.32               10.04                9.32               9.80
  23            9.52               10.24                9.52              10.00
  24            9.68               10.40                9.68              10.40
  25            9.88               10.84                9.88              10.60
  26           10.56               11.28               10.32              11.04
  27           11.00               11.72               10.76              11.48
  28           11.40               12.12               11.16              12.12
  29           12.08               12.80               11.84              12.56
  30           12.52               13.24               12.28              13.00
  31           13.04               14.00               12.80              13.52
  32           13.76               14.48               13.52              14.24
  33           14.28               15.24               14.04              14.76
  34           14.76               15.96               14.52              15.48
  35           15.52               16.48               15.28              16.00

Surrender Charge Per Thousand
(Based on the gender and rate class of the insured)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       Male                Male               Female              Female
Issue            Ultimate Select/   Ultimate Standard/   Ultimate Select/   Ultimate Standard/
Age                   Select             Standard             Select             Standard
  36                   16.20             17.40                15.96               16.92
  37                   17.20             18.40                16.72               17.92
  38                   18.12             19.56                17.64               18.60
  39                   19.08             20.76                18.36               19.56
  40                   20.28             21.96                19.32               20.52
  41                   21.64             23.56                20.68               22.12
  42                   23.08             25.24                22.12               23.80
  43                   24.44             27.08                23.15               25.40
  44                   26.04             29.16                23.86               26.96
  45                   27.44             31.04                24.59               27.83
  46                   28.72             32.80                25.38               28.76
  47                   29.84             34.56                26.22               29.73
  48                   31.00             36.32                27.11               30.75
  49                   32.24             38.32                28.04               31.84
  50                   33.56             40.56                29.05               32.99
  51                   34.98             42.56                30.11               34.20
  52                   36.49             45.24                31.24               35.48
  53                   38.10             47.68                32.45               36.84
  54                   39.83             50.84                33.72               38.28
  55                   41.68             53.28                35.09               39.79
  56                   43.63             55.79                36.54               41.39
  57                   45.74             57.00                38.08               43.06
  58                   47.98             57.00                39.74               44.88
  59                   50.38             57.00                41.54               46.85
  60                   52.97             57.00                43.47               48.97
  61                   55.74             57.00                45.57               51.26
  62                   57.00             57.00                47.82               53.73
  63                   57.00             57.00                50.26               56.41
  64                   57.00             57.00                52.88               57.00
  65                   57.00             57.00                55.68               57.00
  66 and over          57.00             57.00                57.00               57.00

Index to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WRL Series Life Account:

Statements of Assets and Liabilities at March 31, 2001 (unaudited)
Statements of Operations for the period ended March 31, 2001 (unaudited) Statements of Changes in Net Assets for the period ended March 31, 2001 (unaudited)
Financial Highlights for the period ended March 31, 2001 (unaudited)
Notes to Financial Statements (unaudited)
Report of Independent Auditors dated January 31, 2001
Report of Independent Certified Public Accountants dated February 16, 2000 Statements of Assets and Liabilities at December 31, 2000
Statements of Operations for the period ended December 31, 2000
Statements of Changes in Net Assets for the periods ended December 31, 2000 and 1999
Financial Highlights for the periods ended December 31, 2000, 1999, 1998, 1997 and 1996
Notes to the Financial Statements

Western Reserve Life Assurance Co. of Ohio

Statutory-Basis Balance Sheet as of March 31, 2001 (unaudited)
Statutory-Basis Statement of Operations for the three months ended March 31, 2001 (unaudited)
Statutory-Basis Statement of Changes in Capital and Surplus for the three months ended March 31, 2001 (unaudited)
Statutory-Basis Statement of Cash Flow for the three months ended March 31, 2001 (unaudited)
Notes to Statutory-Basis Financial Statements (unaudited)
Report of Independent Auditors dated February 15, 2001
Statutory-Basis Balance Sheets at December 31, 2000 and 1999
Statutory-Basis Statements of Operations for the years ended December 31, 2000, 1999 and 1998
Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2000, 1999 and 1998
Statutory-Basis Statements of Cash Flow for the years ended December 31, 2000, 1999 and 1998
Notes to Statutory-Basis Financial Statements
Statutory-Basis Financial Statement Schedules

AG08205-7/2001

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                                                                                   WRL
                                                              WRL           WRL          WRL          WRL          LKCM
                                                          J.P. Morgan      AEGON        Janus        Janus      Strategic
                                                         Money Market      Bond        Growth       Global     Total Return
                                                          Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
Assets:
 Investment in securities:
   Number of shares ...................................       75,575        2,817       20,149       16,945         6,636
                                                              ======        =====       ======       ======         =====
   Cost ...............................................    $  75,575    $  32,201    $ 965,092    $ 416,059     $  97,943
                                                           =========    =========    =========    =========     =========
 Investment, at net asset value .......................    $  75,575    $  32,334    $ 717,294    $ 336,353     $  92,645
 Dividend receivable ..................................          277            0            0            0             0
 Transfers receivable from depositor ..................          633            0            0            0             0
                                                           ---------    ---------    ---------    ---------     ---------
   Total assets .......................................       76,485       32,334      717,294      336,353        92,645
                                                           ---------    ---------    ---------    ---------     ---------
Liabilities:
 Accrued expenses .....................................            2            1           17            8             3
 Transfers payable to depositor .......................            0            5          126           68             0
                                                           ---------    ---------    ---------    ---------     ---------
   Total liabilities ..................................            2            6          143           76             3
                                                           ---------    ---------    ---------    ---------     ---------
   Net assets .........................................    $  76,483    $  32,328    $ 717,151    $ 336,277     $  92,642
                                                           =========    =========    =========    =========     =========
Net Assets Consists of:
 Policy owners' equity ................................    $  76,483    $  32,328    $ 717,151    $ 336,277     $  92,642
 Depositor's equity ...................................            0            0            0            0             0
                                                           ---------    ---------    ---------    ---------     ---------
   Net assets applicable to units outstanding .........    $  76,483    $  32,328    $ 717,151    $ 336,277     $  92,642
                                                           =========    =========    =========    =========     =========
 Policy owners' units .................................        4,110        1,299        9,315       12,801         4,552
 Depositor's units ....................................            0            0            0            0             0
                                                           ---------    ---------    ---------    ---------     ---------
   Units outstanding ..................................        4,110        1,299        9,315       12,801         4,552
                                                           =========    =========    =========    =========     =========
   Accumulation unit value ............................    $   18.61    $   24.88    $   76.99    $   26.27     $   20.35
                                                           =========    =========    =========    =========     =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                              WRL            WRL                           WRL           WRL
                                                          Van Kampen        Alger           WRL         Federated        Dean
                                                           Emerging      Aggressive        AEGON        Growth &        Asset
                                                            Growth         Growth        Balanced        Income       Allocation
                                                          Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................       19,262         14,444          1,654          2,458          2,884
                                                             ======         ======          =====          =====          =====
  Cost ...............................................    $ 812,499      $ 311,507      $  20,518      $  30,842      $  39,059
                                                          =========      =========      =========      =========      =========
 Investment, at net asset value ......................    $ 434,737      $ 229,085      $  20,478      $  34,197      $  38,531
 Dividend receivable .................................            0              0              0              0              0
 Transfers receivable from depositor .................            0              0              0            502             19
                                                          ---------      ---------      ---------      ---------      ---------
  Total assets .......................................      434,737        229,085         20,478         34,699         38,550
                                                          ---------      ---------      ---------      ---------      ---------
Liabilities:
 Accrued expenses ....................................           10              5              0              1              1
 Transfers payable to depositor ......................          787              3              1              0              0
                                                          ---------      ---------      ---------      ---------      ---------
  Total liabilities ..................................          797              8              1              1              1
                                                          ---------      ---------      ---------      ---------      ---------
  Net assets .........................................    $ 433,940      $ 229,077      $  20,477      $  34,698      $  38,549
                                                          =========      =========      =========      =========      =========
Net Assets Consists of:
 Policy owners' equity ...............................    $ 433,940      $ 229,077      $  20,477      $  34,698      $  38,549
 Depositor's equity ..................................            0              0              0              0              0
                                                          ---------      ---------      ---------      ---------      ---------
  Net assets applicable to units outstanding .........    $ 433,940      $ 229,077      $  20,477      $  34,698      $  38,549
                                                          =========      =========      =========      =========      =========
 Policy owners' units ................................       10,073          9,313          1,356          1,685          2,091
 Depositor's units ...................................            0              0              0              0              0
                                                          ---------      ---------      ---------      ---------      ---------
  Units outstanding ..................................       10,073          9,313          1,356          1,685          2,091
                                                          =========      =========      =========      =========      =========
  Accumulation unit value ............................    $   43.08      $   24.60      $   15.11      $   20.59      $   18.44
                                                          =========      =========      =========      =========      =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)



                                                                                         WRL                         WRL
                                                            WRL           WRL             GE            WRL         Third
                                                         C.A.S.E.         NWQ       International        GE         Avenue
                                                          Growth     Value Equity       Equity      U.S. Equity     Value
                                                        Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................      2,338          2,129            794          2,065        1,562
                                                            =====          =====            ===          =====        =====
  Cost ...............................................  $  32,191      $  29,061      $   9,768      $  31,086    $  20,677
                                                        =========      =========      =========      =========    =========
 Investment, at net asset value ......................  $  23,099      $  30,211      $   7,158      $  28,348    $  20,949
 Dividend receivable .................................          0              0              0              0            0
 Transfers receivable from depositor .................          0             15              0             48          134
                                                        ---------      ---------      ---------      ---------    ---------
  Total assets .......................................     23,099         30,226          7,158         28,396       21,083
                                                        ---------      ---------      ---------      ---------    ---------
Liabilities:
 Accrued expenses ....................................          0              1              0              1            0
 Transfers payable to depositor ......................         19              0             32              0            0
                                                        ---------      ---------      ---------      ---------    ---------
  Total liabilities ..................................         19              1             32              1            0
                                                        ---------      ---------      ---------      ---------    ---------
  Net assets .........................................  $  23,080      $  30,225      $   7,126      $  28,395    $  21,083
                                                        =========      =========      =========      =========    =========
Net Assets Consists of:
 Policy owners' equity ...............................  $  23,080      $  30,225      $   7,126      $  28,395    $  21,083
 Depositor's equity ..................................          0              0              0              0            0
                                                        ---------      ---------      ---------      ---------    ---------
  Net assets applicable to units outstanding .........  $  23,080      $  30,225      $   7,126      $  28,395    $  21,083
                                                        =========      =========      =========      =========    =========
 Policy owners' units ................................      1,849          1,909            659          1,755        1,519
 Depositor's units ...................................          0              0              0              0            0
                                                        ---------      ---------      ---------      ---------    ---------
  Units outstanding ..................................      1,849          1,909            659          1,755        1,519
                                                        =========      =========      =========      =========    =========
  Accumulation unit value ............................  $   12.48      $   15.84      $   10.82      $   16.18    $   13.88
                                                        =========      =========      =========      =========    =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                            WRL           WRL                         WRL            WRL
                                                        J.P. Morgan     Goldman        WRL          T. Rowe        T. Rowe
                                                        Real Estate      Sachs       Munder          Price          Price
                                                         Securities     Growth        Net50     Dividend Growth   Small Cap
                                                         Subaccount   Subaccount   Subaccount      Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................         286          176          201             147            246
                                                               ===          ===          ===             ===            ===
  Cost ...............................................   $   2,865    $   1,979    $   2,233       $   1,428      $   3,236
                                                         =========    =========    =========       =========      =========
 Investment, at net asset value ......................   $   2,930    $   1,638    $   2,031       $   1,380      $   2,396
 Dividend receivable .................................           0            0            0               0              0
 Transfers receivable from depositor .................           9            0            0               0              0
                                                         ---------    ---------    ---------       ---------      ---------
  Total assets .......................................       2,939        1,638        2,031           1,380          2,396
                                                         ---------    ---------    ---------       ---------      ---------
Liabilities:
 Accrued expenses ....................................           0            0            0               0              0
 Transfers payable to depositor ......................           0           35           40              16             11
                                                         ---------    ---------    ---------       ---------      ---------
  Total liabilities ..................................           0           35           40              16             11
                                                         ---------    ---------    ---------       ---------      ---------
  Net assets .........................................   $   2,939    $   1,603    $   1,991       $   1,364      $   2,385
                                                         =========    =========    =========       =========      =========
Net Assets Consists of:
 Policy owners' equity ...............................   $   2,939    $   1,603    $   1,991       $   1,364      $   2,385
 Depositor's equity ..................................           0            0            0               0              0
                                                         ---------    ---------    ---------       ---------      ---------
  Net assets applicable to units outstanding .........   $   2,939    $   1,603    $   1,991       $   1,364      $   2,385
                                                         =========    =========    =========       =========      =========
 Policy owners' units ................................         286          179          199             148            267
 Depositor's units ...................................           0            0            0               0              0
                                                         ---------    ---------    ---------       ---------      ---------
  Units outstanding ..................................         286          179          199             148            267
                                                         =========    =========    =========       =========      =========
  Accumulation unit value ............................   $   10.27    $    8.95    $   10.00       $    9.25      $    8.93
                                                         =========    =========    =========       =========      =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                                                                                       WRL
                                                        WRL            WRL            WRL             WRL             Great
                                                      Salomon    Pilgrim Baxter     Dreyfus        Value Line      Companies -
                                                      All Cap    Mid Cap Growth     Mid Cap    Aggressive Growth    America(SM)
                                                    Subaccount     Subaccount     Subaccount       Subaccount      Subaccount
Assets:
 Investment in securities:
  Number of shares ...............................      1,318           2,693           234              113           1,018
                                                        =====           =====           ===              ===           =====
  Cost ...........................................  $  17,425       $  56,245     $   2,742        $   1,171       $  10,681
                                                    =========       =========     =========        =========       =========
 Investment, at net asset value ..................  $  17,126       $  25,447     $   2,450        $     889       $   9,788
 Dividend receivable .............................          0               0             0                0               0
 Transfers receivable from depositor .............          0              68             0                0              25
                                                    ---------       ---------     ---------        ---------       ---------
  Total assets ...................................     17,126          25,515         2,450              889           9,813
                                                    ---------       ---------     ---------        ---------       ---------
Liabilities:
 Accrued expenses ................................          0               0             0                0               0
 Transfers payable to depositor ..................          6               0            14                0               0
                                                    ---------       ---------     ---------        ---------       ---------
  Total liabilities ..............................          6               0            14                0               0
                                                    ---------       ---------     ---------        ---------       ---------
  Net assets .....................................  $  17,120       $  25,515     $   2,436        $     889       $   9,813
                                                    =========       =========     =========        =========       =========
Net Assets Consists of:
 Policy owners' equity ...........................  $  17,120       $  25,515     $   2,436        $     733       $   9,622
 Depositor's equity ..............................          0               0             0              156             191
                                                    ---------       ---------     ---------        ---------       ---------
  Net assets applicable to units outstanding .....  $  17,120       $  25,515     $   2,436        $     889       $   9,813
                                                    =========       =========     =========        =========       =========
 Policy owners' units ............................      1,367           3,006           244               94           1,010
 Depositor's units ...............................          0               0             0               20              20
                                                    ---------       ---------     ---------        ---------       ---------
  Units outstanding ..............................      1,367           3,006           244              114           1,030
                                                    =========       =========     =========        =========       =========
  Accumulation unit value ........................  $   12.52       $    8.49     $    9.98        $    7.83       $    9.53
                                                    =========       =========     =========        =========       =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)


                                                               WRL             WRL            WRL           WRL
                                                              Great           Great         Gabelli         LKCM
                                                           Companies -     Companies-       Global        Capital
                                                          Technology(SM)    Global(2)       Growth         Growth
                                                           Subaccount      Subaccount     Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................            623            104            320              7
                                                                  ===            ===            ===              =
  Cost ...............................................      $   5,094      $     855      $   2,951      $      73
                                                            =========      =========      =========      =========
 Investment, at net asset value ......................      $   2,846      $     730      $   2,733      $      62
 Dividend receivable .................................              0              0              0              0
 Transfers receivable from depositor .................              0              0             13              0
                                                            ---------      ---------      ---------      ---------
  Total assets .......................................          2,846            730          2,746             62
                                                            ---------      ---------      ---------      ---------
Liabilities:
 Accrued expenses ....................................              0              0              0              0
 Transfers payable to depositor ......................              1              7              0              0
                                                            ---------      ---------      ---------      ---------
  Total liabilities ..................................              1              7              0              0
                                                            ---------      ---------      ---------      ---------
  Net assets .........................................      $   2,845      $     723      $   2,746      $      62
                                                            =========      =========      =========      =========
Net Assets Consists of:
 Policy owners' equity ...............................      $   2,755      $     706      $   2,725      $      42
 Depositor's equity ..................................             90             17             21             20
                                                            ---------      ---------      ---------      ---------
  Net assets applicable to units outstanding .........      $   2,845      $     723      $   2,746      $      62
                                                            =========      =========      =========      =========
 Policy owners' units ................................            608            101            321              5
 Depositor's units ...................................             20              3              3              3
                                                            ---------      ---------      ---------      ---------
  Units outstanding ..................................            628            104            324              8
                                                            =========      =========      =========      =========
  Accumulation unit value ............................      $    4.53      $    6.97      $    8.49      $    7.88
                                                            =========      =========      =========      =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At March 31, 2001
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                          Fidelity VIP III
                                                               Growth         Fidelity VIP II     Fidelity VIP
                                                           Opportunities       Contrafund(R)      Equity-Income
                                                             Subaccount          Subaccount        Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................              44                  65                 58
                                                                    ==                  ==                 ==
  Cost ...............................................       $     817           $   1,523          $   1,397
                                                             =========           =========          =========
 Investment, at net asset value ......................       $     660           $   1,290          $   1,303
 Dividend receivable .................................               0                   0                  0
 Transfers receivable from depositor .................               0                   0                  5
                                                             ---------           ---------          ---------
  Total assets .......................................             660               1,290              1,308
                                                             ---------           ---------          ---------
Liabilities:
 Accrued expenses ....................................               0                   0                  0
 Transfers payable to depositor ......................               0                   0                  0
                                                             ---------           ---------          ---------
  Total liabilities ..................................               0                   0                  0
                                                             ---------           ---------          ---------
  Net assets .........................................       $     660           $   1,290          $   1,308
                                                             =========           =========          =========
Net Assets Consists of:
 Policy owners' equity ...............................       $     642           $   1,270          $   1,282
 Depositor's equity ..................................              18                  20                 26
                                                             ---------           ---------          ---------
  Net assets applicable to units outstanding .........       $     660           $   1,290          $   1,308
                                                             =========           =========          =========
 Policy owners' units ................................              89                 156                125
 Depositor's units ...................................               2                   2                  2
                                                             ---------           ---------          ---------
  Units outstanding ..................................              91                 158                127
                                                             =========           =========          =========
  Accumulation unit value ............................       $    7.24           $    8.14          $   10.30
                                                             =========           =========          =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Period Ended March 31, 2001
All Amounts in Thousands
(unaudited)

                                                               WRL             WRL
                                                           J.P. Morgan        AEGON
                                                          Money Market        Bond
                                                           Subaccount      Subaccount
Investment Income:
 Dividend income ......................................   $      795      $         0
 Capital gain distributions ...........................            0                0
                                                          ----------      -----------
  Total investment income .............................          795                0
Expenses:
 Mortality and expense risk ...........................          126               62
                                                          ----------      -----------
  Net investment income (loss) ........................          669              (62)
                                                          ----------      -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....            0               (8)
 Change in unrealized appreciation
  (depreciation) ......................................            0              837
                                                          ----------      -----------
  Net gain (loss) on investment securities ............            0              829
                                                          ----------      -----------
   Net increase (decrease) in net assets
     resulting from operations ........................  $      669       $       767
                                                         ===========      ===========

                                                             WRL              WRL
                                                          Van Kampen         Alger
                                                           Emerging       Aggressive
                                                            Growth          Growth
                                                          Subaccount      Subaccount
Investment Income:
 Dividend income ......................................  $        0       $         0
 Capital gain distributions ...........................           0                 0
                                                        ------------      -----------
  Total investment income .............................           0                 0
Expenses:
 Mortality and expense risk ...........................       1,140               576
                                                        ------------      -----------
  Net investment income (loss) ........................      (1,140)             (576)
                                                        ------------      -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....     (54,736)              865
 Change in unrealized appreciation
  (depreciation) ......................................     (84,685)          (54,606)
                                                        ------------      -----------
  Net gain (loss) on investment securities ............    (139,421)          (53,741)
                                                        ------------      -----------
   Net increase (decrease) in net assets
     resulting from operations ........................ $ (140,561)       $   (54,317)
                                                        ============      ===========

                                                                                              WRL
                                                              WRL             WRL             LKCM
                                                             Janus           Janus         Strategic
                                                             Growth          Global       Total Return
                                                           Subaccount      Subaccount      Subaccount
Investment Income:
 Dividend income ......................................   $         0     $        0      $         0
 Capital gain distributions ...........................             0              0                0
                                                          -----------     ----------      -----------
  Total investment income .............................             0              0                0
Expenses:
 Mortality and expense risk ...........................         1,987            851              211
                                                          -----------     ----------      -----------
  Net investment income (loss) ........................        (1,987)          (851)            (211)
                                                          -----------     ----------      -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....         5,845          3,305              315
 Change in unrealized appreciation
  (depreciation) ......................................      (244,734)       (73,757)          (6,552)
                                                          -----------     ----------      -----------
  Net gain (loss) on investment securities ............      (238,889)       (70,452)          (6,237)
                                                          -----------     ----------      -----------
   Net increase (decrease) in net assets
     resulting from operations ........................   $  (240,876)  $  (71,303)       $    (6,448)
                                                          ===========   ============      ===========

                                                                             WRL             WRL
                                                             WRL          Federated          Dean
                                                             AEGON         Growth &          Asset
                                                           Balanced        Income         Allocation
                                                          Subaccount     Subaccount       Subaccount
Investment Income:
 Dividend income ......................................   $         0   $        0        $         0
 Capital gain distributions ...........................             0            0                  0
                                                          -----------   ------------      -----------
  Total investment income .............................             0            0                  0
Expenses:
 Mortality and expense risk ...........................            46           65                 80
                                                          -----------   ------------      -----------
  Net investment income (loss) ........................           (46)         (65)               (80)
                                                          -----------   ------------      -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....            46           41                  6
 Change in unrealized appreciation
  (depreciation) ......................................        (1,301)         949                396
                                                          -----------   ------------      -----------
  Net gain (loss) on investment securities ............        (1,255)         990                402
                                                          -----------   ------------      -----------
   Net increase (decrease) in net assets
     resulting from operations ........................   $    (1,301)  $      925        $       322
                                                          ===========   ============      ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Period Ended March 31, 2001
All Amounts in Thousands
(unaudited)

                                                              WRL             WRL
                                                            C.A.S.E.          NWQ
                                                             Growth      Value Equity
                                                           Subaccount     Subaccount
Investment Income:
 Dividend income ...................................... $       0       $          0
 Capital gain distributions ...........................         0                  0
                                                        ----------       -----------
  Total investment income .............................         0                  0
Expenses:
 Mortality and expense risk ...........................        55                 65
                                                        ----------       -----------
  Net investment income (loss) ........................       (55)               (65)
                                                        ----------       -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....      (489)                 9
 Change in unrealized appreciation
  (depreciation) ......................................      (704)              (425)
                                                        ----------       -----------
  Net gain (loss) on investment securities ............    (1,193)              (416)
                                                        ----------       -----------
   Net increase (decrease) in net assets
     resulting from operations ........................ $  (1,248)       $      (481)
                                                        ==========       ===========

                                                            WRL              WRL
                                                         J.P. Morgan       Goldman
                                                         Real Estate        Sachs
                                                         Securities        Growth
                                                         Subaccount      Subaccount
Investment Income:
 Dividend income ...................................... $       0        $         0
 Capital gain distributions ...........................         0                  0
                                                        ----------       -----------
  Total investment income .............................         0                  0
Expenses:
 Mortality and expense risk ...........................         6                  4
                                                        ----------       -----------
  Net investment income (loss) ........................        (6)                (4)
                                                        ----------       ------------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....         6                 (2)
 Change in unrealized appreciation
  (depreciation) ......................................       (35)              (235)
                                                        ----------       -----------
  Net gain (loss) on investment securities. ...........       (29)              (237)
                                                        ----------       -----------
   Net increase (decrease) in net assets
     resulting from operations ........................ $     (35)       $      (241)
                                                        ==========       ===========



                                                              WRL                                WRL
                                                               GE               WRL             Third
                                                         International           GE             Avenue
                                                             Equity         U.S. Equity         Value
                                                           Subaccount        Subaccount       Subaccount
Investment Income:
 Dividend income ......................................   $         0   $       0          $        0
 Capital gain distributions ...........................             0           0                   0
                                                          -----------   ----------          ----------
  Total investment income .............................             0           0                   0
Expenses:
 Mortality and expense risk ...........................            17          66                  42
                                                          -----------   ----------          ----------
  Net investment income (loss) ........................           (17)        (66)                (42)
                                                          -----------   ----------          ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....          (195)         19                 276
 Change in unrealized appreciation
  (depreciation) ......................................          (869)     (2,609)               (795)
                                                          -----------   ----------          ----------
  Net gain (loss) on investment securities ............        (1,064)     (2,590)               (519)
                                                          -----------   ----------          ----------
   Net increase (decrease) in net assets
     resulting from operations ........................   $    (1,081)  $  (2,656)          $    (561)
                                                          ===========   ==========          ==========

                                                                              WRL               WRL
                                                             WRL            T. Rowe           T. Rowe
                                                            Munder           Price             Price
                                                             Net50      Dividend Growth      Small Cap
                                                          Subaccount      Subaccount         Subaccount
Investment Income:
 Dividend income ......................................   $         0   $       0           $       0
 Capital gain distributions ...........................             0           0                   0
                                                          -----------   ----------          ----------
  Total investment income .............................             0           0                   0
Expenses:
 Mortality and expense risk ...........................             3           3                   6
                                                          -----------   ----------          ----------
  Net investment income (loss) ........................            (3)         (3)                 (6)
                                                          ------------  ----------          ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....            (7)         36                 (82)
 Change in unrealized appreciation
  (depreciation) ......................................          (172)       (138)               (484)
                                                          -----------   ----------          ----------
  Net gain (loss) on investment securities. ...........          (179)       (102)               (566)
                                                          -----------   ----------          ----------
   Net increase (decrease) in net assets
     resulting from operations ........................   $      (182)  $    (105)          $    (572)
                                                          ===========   ==========          ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Period Ended March 31, 2001
All Amounts in Thousands
(unaudited)


                                                                WRL              WRL
                                                              Salomon      Pilgrim Baxter
                                                              All Cap      Mid Cap Growth
                                                            Subaccount       Subaccount
Investment Income:
 Dividend income ....................................... $       0        $       0
 Capital gain distributions ............................         0                0
                                                         ----------       -----------
  Total investment income ..............................         0                0
Expenses:
 Mortality and expense risk ............................        27               78
                                                         ----------       -----------
  Net investment income (loss) .........................       (27)             (78)
                                                         ----------       -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....         2           (1,913)
 Change in unrealized appreciation
  (depreciation) .......................................      (375)         (13,722)
                                                         ----------       -----------
  Net gain (loss) on investment securities .............      (373)         (15,635)
                                                         ----------       -----------
   Net increase (decrease) in net assets
    resulting from operations .......................... $    (400)       $ (15,713)
                                                         ==========       ===========

                                                             WRL               WRL
                                                             Great             Great
                                                          Companies -       Companies -
                                                          Technology(SM)     Global(2)
                                                           Subaccount       Subaccount
Investment Income:
 Dividend income ....................................... $       0        $       0
 Capital gain distributions ............................         0                0
                                                         ----------       -----------
  Total investment income ..............................         0                0
Expenses:
 Mortality and expense risk ............................         8                1
                                                         ----------       -----------
  Net investment income (loss) .........................        (8)              (1)
                                                         ----------       -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities......      (570)             (16)
 Change in unrealized appreciation
  (depreciation) .......................................      (943)            (110)
                                                         ----------       -----------
  Net gain (loss) on investment securities .............    (1,513)            (126)
                                                         ----------       -----------
   Net increase (decrease) in net assets
     resulting from operations ......................... $  (1,521)       $    (127)
                                                         ==========       ===========

                                                                                                  WRL
                                                               WRL              WRL              Great
                                                             Dreyfus         Value Line       Companies -
                                                             Mid Cap     Aggressive Growth     America(SM)
                                                           Subaccount        Subaccount       Subaccount
Investment Income:
 Dividend income .......................................  $         0       $         0     $       0
 Capital gain distributions ............................            0                 0             0
                                                          -----------       -----------     ----------
  Total investment income ..............................            0                 0             0
Expenses:
 Mortality and expense risk ............................            5                 2            20
                                                          -----------       -----------     ----------
  Net investment income (loss) .........................           (5)               (2)          (20)
                                                          ------------      ------------    ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....          (15)              (37)           22
 Change in unrealized appreciation
  (depreciation) .......................................         (270)              (99)       (1,595)
                                                          -----------       -----------     ----------
  Net gain (loss) on investment securities .............         (285)             (136)       (1,573)
                                                          -----------       -----------     ----------
   Net increase (decrease) in net assets
    resulting from operations ..........................  $      (290)      $      (138)    $  (1,593)
                                                          ===========       ===========     ==========

                                                              WRL              WRL
                                                            Gabelli            LKCM
                                                            Global           Capital
                                                            Growth           Growth
                                                          Subaccount       Subaccount
Investment Income:
 Dividend income .......................................  $         0       $         0
 Capital gain distributions ............................            0                 0
                                                          -----------       -----------
  Total investment income ..............................            0                 0
Expenses:
 Mortality and expense risk ............................            4                 0
                                                          -----------       -----------
  Net investment income (loss) .........................           (4)                0
                                                          ------------      -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities......           (5)                0
 Change in unrealized appreciation
  (depreciation) .......................................         (185)              (11)
                                                          -----------       -----------
  Net gain (loss) on investment securities .............         (190)              (11)
                                                          -----------       -----------
   Net increase (decrease) in net assets
     resulting from operations .........................  $      (194)      $       (11)
                                                          ===========       ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Period Ended March 31, 2001
All Amounts in Thousands
(unaudited)


                                                         Fidelity VIP III
                                                              Growth       Fidelity VIP II   Fidelity VIP
                                                          Opportunities     Contrafund(R)    Equity-Income
                                                            Subaccount        Subaccount      Subaccount
Investment Income:
 Dividend income ......................................    $        2        $        9       $       13
 Capital gain distributions ...........................             0                33               37
                                                           ----------        ----------       ----------
  Total investment income .............................             2                42               50
Expenses:
 Mortality and expense risk ...........................             1                 3                2
                                                           ----------        ----------       ----------
  Net investment income (loss) ........................             1                39               48
                                                           ----------        ----------       ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities.....           (21)              (20)             (11)
 Change in unrealized appreciation
  (depreciation) ......................................           (87)             (186)            (107)
                                                           ----------        ----------       ----------
  Net gain (loss) on investment securities ............          (108)             (206)            (118)
                                                           ----------        ----------       ----------
   Net increase (decrease) in net assets
     resulting from operations ........................    $     (107)       $     (167)      $      (70)
                                                           ==========        ==========       ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                            WRL
                                                        J.P. Morgan
                                                        Money Market
                                                         Subaccount
                                                ----------------------------
                                                  March 31,    December 31,
                                                ------------- --------------
                                                     2001          2000
                                                ------------- --------------
Operations:
 Net investment income (loss) .................  $      669     $    2,389
 Net gain (loss) on investment securities .....           0              0
                                                 ----------     ----------
 Net increase (decrease) in net assets
  resulting from operations ...................         669          2,389
                                                 ----------     ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......      17,828         12,540
                                                 ----------     ----------
 Less cost of units redeemed:
  Administrative charges ......................         987          3,274
  Policy loans ................................         370          1,672
  Surrender benefits ..........................         929          5,687
  Death benefits ..............................           7             87
                                                 ----------     ----------
                                                      2,293         10,720
                                                 ----------     ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................      15,535          1,820
                                                 ----------     ----------
  Net increase (decrease) in net assets .......      16,204          4,209
 Depositor's equity contribution
  (net redemption) ............................           0              0
Net Assets:
 Beginning of period ..........................      60,279         56,070
                                                 ----------     ----------
 End of period ................................  $   76,483     $   60,279
                                                 ==========     ==========
Unit Activity:
 Units outstanding - beginning of period ......       3,278          3,206
 Units issued .................................       7,366         50,376
 Units redeemed ...............................      (6,534)       (50,304)
                                                 ----------     ----------
 Units outstanding - end of period ............       4,110          3,278
                                                 ==========     ==========

                                                             WRL                            WRL
                                                            AEGON                          Janus
                                                             Bond                         Growth
                                                          Subaccount                    Subaccount
                                                ------------------------------ -----------------------------
                                                   March 31,     December 31,     March 31,     December 31,
                                                --------------- -------------- --------------- -------------
                                                      2001           2000            2001           2000
                                                --------------- -------------- --------------- -------------
Operations:
 Net investment income (loss) .................   $       (62)    $    1,147     $    (1,987)   $  152,896
 Net gain (loss) on investment securities .....           829          1,222        (238,889)     (555,143)
                                                  -----------     ----------     -----------    ----------
 Net increase (decrease) in net assets
  resulting from operations ...................           767          2,369        (240,876)     (402,247)
                                                  -----------     ----------     -----------    ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         6,657            897          28,493       168,047
                                                  -----------     ----------     -----------    ----------
 Less cost of units redeemed:
  Administrative charges ......................           614          2,341          18,185        69,288
  Policy loans ................................           227          1,361           6,202        44,968
  Surrender benefits ..........................           178            735           6,680        38,262
  Death benefits ..............................            12             23             414         6,224
                                                  -----------     ----------     -----------    ----------
                                                        1,031          4,460          31,481       158,742
                                                  -----------     ----------     -----------    ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         5,626         (3,563)         (2,988)        9,305
                                                  -----------     ----------     -----------    ----------
  Net increase (decrease) in net assets .......         6,393         (1,194)       (243,864)     (392,942)
 Depositor's equity contribution
  (net redemption) ............................             0              0               0             0
Net Assets:
 Beginning of period ..........................        25,935         27,129         961,015     1,353,957
                                                  -----------     ----------     -----------    ----------
 End of period ................................   $    32,328     $   25,935     $   717,151    $  961,015
                                                  ===========     ==========     ===========    ==========
Unit Activity:
 Units outstanding - beginning of period ......         1,072          1,232           9,366         9,293
 Units issued .................................           335            427             717         2,459
 Units redeemed ...............................          (108)          (587)           (768)       (2,386)
                                                  -----------     ----------     -----------    ----------
 Units outstanding - end of period ............         1,299          1,072           9,315         9,366
                                                  ===========     ==========     ===========    ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                             WRL
                                                            Janus
                                                            Global
                                                          Subaccount
                                                ------------------------------
                                                   March 31,     December 31,
                                                --------------- --------------
                                                      2001           2000
                                                --------------- --------------
Operations:
 Net investment income (loss) .................   $      (851)    $   98,726
 Net gain (loss) on investment securities .....       (70,452)      (191,334)
                                                  -----------     ----------
 Net increase (decrease) in net assets
  resulting from operations ...................       (71,303)       (92,608)
                                                  -----------     ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......        10,924        112,253
                                                  -----------     ----------
 Less cost of units redeemed:
  Administrative charges ......................         8,251         31,746
  Policy loans ................................         2,090         15,396
  Surrender benefits ..........................         2,999         12,985
  Death benefits ..............................           113            907
                                                  -----------     ----------
                                                       13,453         61,034
                                                  -----------     ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................        (2,529)        51,219
                                                  -----------     ----------
  Net increase (decrease) in net assets .......       (73,832)       (41,389)
 Depositor's equity contribution
  (net redemption) ............................             0              0
Net Assets:
 Beginning of period ..........................       410,109        451,498
                                                  -----------     ----------
 End of period ................................   $   336,277     $  410,109
                                                  ===========     ==========
Unit Activity:
 Units outstanding - beginning of period ......        12,899         11,605
 Units issued .................................           963          4,570
 Units redeemed ...............................        (1,061)        (3,276)
                                                  -----------     ----------
 Units outstanding - end of period ............        12,801         12,899
                                                  ===========     ==========




                                                             WRL                            WRL
                                                             LKCM                       Van Kampen
                                                          Strategic                      Emerging
                                                         Total Return                     Growth
                                                          Subaccount                    Subaccount
                                                ------------------------------ -----------------------------
                                                   March 31,     December 31,     March 31,     December 31,
                                                --------------- -------------- --------------- -------------
                                                      2001           2000            2001           2000
                                                --------------- -------------- --------------- -------------
Operations:
 Net investment income (loss) .................   $      (211)    $    7,415     $    (1,140)   $  168,610
 Net gain (loss) on investment securities .....        (6,237)       (12,297)       (139,421)     (261,688)
                                                  -----------     ----------     -----------    ----------
 Net increase (decrease) in net assets
  resulting from operations ...................        (6,448)        (4,882)       (140,561)      (93,078)
                                                  -----------     ----------     -----------    ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         3,808         10,776          12,042       145,357
                                                  -----------     ----------     -----------    ----------
 Less cost of units redeemed:
  Administrative charges ......................         2,002          7,939           9,814        35,247
  Policy loans ................................           449          2,710           3,188        22,735
  Surrender benefits ..........................           705          2,844           4,428        20,687
  Death benefits ..............................            28            600             313         1,538
                                                  -----------     ----------     -----------    ----------
                                                        3,184         14,093          17,743        80,207
                                                  -----------     ----------     -----------    ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................           624         (3,317)         (5,701)       65,150
                                                  -----------     ----------     -----------    ----------
  Net increase (decrease) in net assets .......        (5,824)        (8,199)       (146,262)      (27,928)
 Depositor's equity contribution
  (net redemption) ............................             0              0               0             0
Net Assets:
 Beginning of period ..........................        98,466        106,665         580,202       608,130
                                                  -----------     ----------     -----------    ----------
 End of period ................................   $    92,642     $   98,466     $   433,940    $  580,202
                                                  ===========     ==========     ===========    ==========
Unit Activity:
 Units outstanding - beginning of period ......         4,523          4,674          10,226         9,357
 Units issued .................................           344          1,327           2,104        11,606
 Units redeemed ...............................          (315)        (1,478)         (2,257)      (10,737)
                                                  -----------     ----------     -----------    ----------
 Units outstanding - end of period ............         4,552          4,523          10,073        10,226
                                                  ===========     ==========     ===========    ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                             WRL
                                                            Alger
                                                      Aggressive Growth
                                                          Subaccount
                                                ------------------------------
                                                   March 31,     December 31,
                                                --------------- --------------
                                                      2001           2000
                                                --------------- --------------
Operations:
 Net investment income (loss) .................   $      (576)    $   41,268
 Net gain (loss) on investment securities .....       (53,741)      (168,747)
                                                  -----------     ----------
 Net increase (decrease) in net assets
  resulting from operations ...................       (54,317)      (127,479)
                                                  -----------     ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......        14,005        103,588
                                                  -----------     ----------
 Less cost of units redeemed:
  Administrative charges ......................         7,269         26,734
  Policy loans ................................         1,713         12,341
  Surrender benefits ..........................         1,735         10,374
  Death benefits ..............................            66            666
                                                  -----------     ----------
                                                       10,783         50,115
                                                  -----------     ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         3,222         53,473
                                                  -----------     ----------
  Net increase (decrease) in net assets .......       (51,095)       (74,006)
 Depositor's equity contribution
  (net redemption) ............................             0              0
Net Assets:
 Beginning of period ..........................       280,172        354,178
                                                  -----------     ----------
 End of period ................................   $   229,077     $  280,172
                                                  ===========     ==========
Unit Activity:
 Units outstanding - beginning of period ......         9,215          7,928
 Units issued .................................         1,046          3,925
 Units redeemed ...............................          (948)        (2,638)
                                                  -----------     ----------
 Units outstanding - end of period ............         9,313          9,215
                                                  ===========     ==========

                                                             WRL                            WRL
                                                            AEGON                        Federated
                                                           Balanced                   Growth & Income
                                                          Subaccount                    Subaccount
                                                ------------------------------ -----------------------------
                                                   March 31,     December 31,     March 31,     December 31,
                                                --------------- -------------- --------------- -------------
                                                      2001           2000            2001           2000
                                                --------------- -------------- --------------- -------------
Operations:
 Net investment income (loss) .................   $       (46)    $      215     $       (65)   $    1,001
 Net gain (loss) on investment securities .....        (1,255)           742             990         4,230
                                                  -----------     ----------     -----------    ----------
 Net increase (decrease) in net assets
  resulting from operations ...................        (1,301)           957             925         5,231
                                                  -----------     ----------     -----------    ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         1,643          4,955           7,872         7,863
                                                  -----------     ----------     -----------    ----------
 Less cost of units redeemed:
  Administrative charges ......................           561          2,124             671         2,328
  Policy loans ................................            99            442              91           628
  Surrender benefits ..........................           150            559             215           534
  Death benefits ..............................             7             18               5           110
                                                  -----------     ----------     -----------    ----------
                                                          817          3,143             982         3,600
                                                  -----------     ----------     -----------    ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................           826          1,812           6,890         4,263
                                                  -----------     ----------     -----------    ----------
  Net increase (decrease) in net assets .......          (475)         2,769           7,815         9,494
 Depositor's equity contribution
  (net redemption) ............................             0              0               0             0
Net Assets:
 Beginning of period ..........................        20,952         18,183          26,883        17,389
                                                  -----------     ----------     -----------    ----------
 End of period ................................   $    20,477     $   20,952     $    34,698    $   26,883
                                                  ===========     ==========     ===========    ==========
Unit Activity:
 Units outstanding - beginning of period ......         1,303          1,186           1,349         1,117
 Units issued .................................           159            569             575           996
 Units redeemed ...............................          (106)          (452)           (239)         (764)
                                                  -----------     ----------     -----------    ----------
 Units outstanding - end of period ............         1,356          1,303           1,685         1,349
                                                  ===========     ==========     ===========    ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                             WRL
                                                             Dean
                                                       Asset Allocation
                                                          Subaccount
                                                ------------------------------
                                                   March 31,     December 31,
                                                --------------- --------------
                                                      2001           2000
                                                --------------- --------------
Operations:
 Net investment income (loss) .................   $       (80)    $    2,290
 Net gain (loss) on investment securities .....           402          2,493
                                                  -----------     ----------
 Net increase (decrease) in net assets
  resulting from operations ...................           322          4,783
                                                  -----------     ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         5,280          1,235
                                                  -----------     ----------
 Less cost of units redeemed:
  Administrative charges ......................           788          3,204
  Policy loans ................................           270            785
  Surrender benefits ..........................           193          1,058
  Death benefits ..............................            15             75
                                                  -----------     ----------
                                                        1,266          5,122
                                                  -----------     ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         4,014         (3,887)
                                                  -----------     ----------
  Net increase (decrease) in net assets .......         4,336            896
 Depositor's equity contribution
  (net redemption) ............................             0              0
Net Assets:
 Beginning of period ..........................        34,213         33,317
                                                  -----------     ----------
 End of period ................................   $    38,549     $   34,213
                                                  ===========     ==========
Unit Activity:
 Units outstanding - beginning of period ......         1,881          2,128
 Units issued .................................           345            729
 Units redeemed ...............................          (135)          (976)
                                                  -----------     ----------
 Units outstanding - end of period ............         2,091          1,881
                                                  ===========     ==========

                                                             WRL                            WRL
                                                           C.A.S.E.                         NWQ
                                                            Growth                     Value Equity
                                                          Subaccount                    Subaccount
                                                ------------------------------ -----------------------------
                                                   March 31,     December 31,     March 31,     December 31,
                                                --------------- -------------- --------------- -------------
                                                      2001           2000            2001           2000
                                                --------------- -------------- --------------- -------------
Operations:
 Net investment income (loss) .................   $       (55)    $    4,321     $       (65)   $      412
 Net gain (loss) on investment securities .....        (1,193)       (10,421)           (416)        2,965
                                                  -----------     ----------     -----------    ----------
 Net increase (decrease) in net assets
  resulting from operations ...................        (1,248)        (6,100)           (481)        3,377
                                                  -----------     ----------     -----------    ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         3,084          5,488           2,740         2,652
                                                  -----------     ----------     -----------    ----------
 Less cost of units redeemed:
  Administrative charges ......................           721          2,868             609         2,467
  Policy loans ................................           181            767             140           596
  Surrender benefits ..........................           176            885             164           660
  Death benefits ..............................            22             33               9            96
                                                  -----------     ----------     -----------    ----------
                                                        1,100          4,553             922         3,819
                                                  -----------     ----------     -----------    ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         1,984            935           1,818        (1,167)
                                                  -----------     ----------     -----------    ----------
  Net increase (decrease) in net assets .......           736         (5,165)          1,337         2,210
 Depositor's equity contribution
  (net redemption) ............................             0              0               0             0
Net Assets:
 Beginning of period ..........................        22,344         27,509          28,888        26,678
                                                  -----------     ----------     -----------    ----------
 End of period ................................   $    23,080     $   22,344     $    30,225    $   28,888
                                                  ===========     ==========     ===========    ==========
Unit Activity:
 Units outstanding - beginning of period ......         1,713          1,657           1,797         1,895
 Units issued .................................           408          1,014             301           907
 Units redeemed ...............................          (272)          (958)           (189)       (1,005)
                                                  -----------     ----------     -----------    ----------
 Units outstanding - end of period ............         1,849          1,713           1,909         1,797
                                                  ===========     ==========     ===========    ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                             WRL
                                                             GE
                                                     International Equity
                                                          Subaccount
                                                ------------------------------
                                                   March 31,     December 31,
                                                --------------- --------------
                                                      2001           2000
                                                --------------- --------------
Operations:
 Net investment income (loss) .................   $       (17)    $    1,124
 Net gain (loss) on investment securities .....        (1,064)        (2,405)
                                                  -----------     ----------
 Net increase (decrease) in net assets
  resulting from operations ...................        (1,081)        (1,281)
                                                  -----------     ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......           519          3,155
                                                  -----------     ----------
 Less cost of units redeemed:
  Administrative charges ......................           207            663
  Policy loans ................................            19            150
  Surrender benefits ..........................            29            125
  Death benefits ..............................             1              5
                                                  -----------     ----------
                                                          256            943
                                                  -----------     ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................           263          2,212
                                                  -----------     ----------
  Net increase (decrease) in net assets .......          (818)           931
 Depositor's equity contribution
  (net redemption) ............................             0              0
Net Assets:
 Beginning of period ..........................         7,944          7,013
                                                  -----------     ----------
 End of period ................................   $     7,126     $    7,944
                                                  ===========     ==========
Unit Activity:
 Units outstanding - beginning of period ......           639            475
 Units issued .................................           159            474
 Units redeemed ...............................          (139)          (310)
                                                  -----------     ----------
 Units outstanding - end of period ............           659            639
                                                  ===========     ==========



                                                             WRL                            WRL
                                                              GE                       Third Avenue
                                                         U.S. Equity                       Value
                                                          Subaccount                    Subaccount
                                                ------------------------------ -----------------------------
                                                   March 31,     December 31,     March 31,     December 31,
                                                --------------- -------------- --------------- -------------
                                                      2001           2000            2001           2000
                                                --------------- -------------- --------------- -------------
Operations:
 Net investment income (loss) .................   $       (66)    $    1,071     $       (42)   $      426
 Net gain (loss) on investment securities .....        (2,590)        (1,646)           (519)        1,699
                                                  -----------     ----------     -----------    ----------
 Net increase (decrease) in net assets
  resulting from operations ...................        (2,656)          (575)           (561)        2,125
                                                  -----------     ----------     -----------    ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         2,258          7,853           5,439        12,970
                                                  -----------     ----------     -----------    ----------
 Less cost of units redeemed:
  Administrative charges ......................           735          2,712             338           560
  Policy loans ................................           120            440             122           894
  Surrender benefits ..........................           121            744              70           306
  Death benefits ..............................             2             27               0            11
                                                  -----------     ----------     -----------    ----------
                                                          978          3,923             530         1,771
                                                  -----------     ----------     -----------    ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         1,280          3,930           4,909        11,199
                                                  -----------     ----------     -----------    ----------
  Net increase (decrease) in net assets .......        (1,376)         3,355           4,348        13,324
 Depositor's equity contribution
  (net redemption) ............................             0              0               0             0
Net Assets:
 Beginning of period ..........................        29,771         26,416          16,735         3,411
                                                  -----------     ----------     -----------    ----------
 End of period ................................   $    28,395     $   29,771     $    21,083    $   16,735
                                                  ===========     ==========     ===========    ==========
Unit Activity:
 Units outstanding - beginning of period ......         1,683          1,468           1,177           322
 Units issued .................................           271          1,064             651         1,432
 Units redeemed ...............................          (199)          (849)           (309)         (577)
                                                  -----------     ----------     -----------    ----------
 Units outstanding - end of period ............         1,755          1,683           1,519         1,177
                                                  ===========     ==========     ===========    ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                             WRL
                                                         J.P. Morgan
                                                    Real Estate Securities
                                                          Subaccount
                                                ------------------------------
                                                   March 31,     December 31,
                                                --------------- --------------
                                                      2001           2000
                                                --------------- --------------
Operations:
 Net investment income (loss) .................   $        (6)    $       17
 Net gain (loss) on investment securities .....           (29)           345
                                                  -----------     ----------
 Net increase (decrease) in net assets
  resulting from operations ...................           (35)           362
                                                  -----------     ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......           694          2,080
                                                  -----------     ----------
 Less cost of units redeemed:
  Administrative charges ......................            67             86
  Policy loans ................................            97             60
  Surrender benefits ..........................            32             36
  Death benefits ..............................             0              0
                                                  -----------     ----------
                                                          196            182
                                                  -----------     ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................           498          1,898
                                                  -----------     ----------
  Net increase (decrease) in net assets .......           463          2,260
 Depositor's equity contribution
  (net redemption) ............................             0           (411)
Net Assets:
 Beginning of period ..........................         2,476            627
                                                  -----------     ----------
 End of period ................................   $     2,939     $    2,476
                                                  ===========     ==========
Unit Activity:
 Units outstanding - beginning of period ......           239             78
 Units issued .................................           197            816
 Units redeemed ...............................          (150)          (655)
                                                  -----------     ----------
 Units outstanding - end of period ............           286            239
                                                  ===========     ==========

                                                             WRL                            WRL
                                                        Goldman Sachs                     Munder
                                                            Growth                         Net50
                                                          Subaccount                    Subaccount
                                                ------------------------------ -----------------------------
                                                   March 31,     December 31,     March 31,     December 31,
                                                --------------- -------------- --------------- -------------
                                                      2001           2000            2001           2000
                                                --------------- -------------- --------------- -------------
Operations:
 Net investment income (loss) .................   $        (4)    $        7     $        (3)   $       11
 Net gain (loss) on investment securities .....          (237)          (156)           (179)          (27)
                                                  -----------     ----------     -----------    ----------
 Net increase (decrease) in net assets
  resulting from operations ...................          (241)          (149)           (182)          (16)
                                                  -----------     ----------     -----------    ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......           270          1,002           1,344           622
                                                  -----------     ----------     -----------    ----------
 Less cost of units redeemed:
  Administrative charges ......................            50            123              28            52
  Policy loans ................................             1             44               2             7
  Surrender benefits ..........................             2              8               3             2
  Death benefits ..............................             0              0               0             0
                                                  -----------     ----------     -----------    ----------
                                                           53            175              33            61
                                                  -----------     ----------     -----------    ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................           217            827           1,311           561
                                                  -----------     ----------     -----------    ----------
  Net increase (decrease) in net assets .......           (24)           678           1,129           545
 Depositor's equity contribution
  (net redemption) ............................             0            (28)              0           (27)
Net Assets:
 Beginning of period ..........................         1,627            977             862           344
                                                  -----------     ----------     -----------    ----------
 End of period ................................   $     1,603     $    1,627     $     1,991    $      862
                                                  ===========     ==========     ===========    ==========
Unit Activity:
 Units outstanding - beginning of period ......           158             87              80            31
 Units issued .................................            54            161             146            80
 Units redeemed ...............................           (33)           (90)            (27)          (31)
                                                  -----------     ----------     -----------    ----------
 Units outstanding - end of period ............           179            158             199            80
                                                  ===========     ==========     ===========    ==========


See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                             WRL
                                                        T. Rowe Price
                                                       Dividend Growth
                                                          Subaccount
                                                ------------------------------
                                                   March 31,     December 31,
                                                --------------- --------------
                                                      2001           2000
                                                --------------- --------------
Operations:
 Net investment income (loss) .................   $        (3)   $        (4)
 Net gain (loss) on investment securities .....          (102)            87
                                                  -----------    -----------
 Net increase (decrease) in net assets
  resulting from operations ...................          (105)            83
                                                  -----------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......           551            516
                                                  -----------    -----------
 Less cost of units redeemed:
  Administrative charges ......................            32             83
  Policy loans ................................            15              7
  Surrender benefits ..........................            20              2
  Death benefits ..............................             0              0
                                                  -----------    -----------
                                                           67             92
                                                  -----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions ..................           484            424
                                                  -----------    -----------
  Net increase (decrease) in net assets .......           379            507
 Depositor's equity contribution
  (net redemption) ............................             0            (23)
Net Assets:
 Beginning of period ..........................           985            501
                                                  -----------    -----------
 End of period ................................   $     1,364    $       985
                                                  ===========    ===========
Unit Activity:
 Units outstanding - beginning of period ......            99             55
 Units issued .................................            95            132
 Units redeemed ...............................           (46)           (88)
                                                  -----------    -----------
 Units outstanding - end of period ............           148             99
                                                  ===========    ===========



                                                             WRL                            WRL
                                                        T. Rowe Price                     Salomon
                                                          Small Cap                       All Cap
                                                          Subaccount                    Subaccount
                                                ------------------------------ -----------------------------
                                                   March 31,     December 31,     March 31,     December 31,
                                                --------------- -------------- --------------- -------------
                                                      2001           2000            2001           2000
                                                --------------- -------------- --------------- -------------
Operations:
 Net investment income (loss) .................   $        (6)    $        5     $       (27)   $       57
 Net gain (loss) on investment securities .....          (566)          (412)           (373)          161
                                                  -----------     ----------     -----------    ----------
 Net increase (decrease) in net assets
  resulting from operations ...................          (572)          (407)           (400)          218
                                                  -----------     ----------     -----------    ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......           495          2,291          10,036         7,892
                                                  -----------     ----------     -----------    ----------
 Less cost of units redeemed:
  Administrative charges ......................            80            167             303           257
  Policy loans ................................            23             27             241            76
  Surrender benefits ..........................             3             15              44            58
  Death benefits ..............................             0              0               0             0
                                                  -----------     ----------     -----------    ----------
                                                          106            209             588           391
                                                  -----------     ----------     -----------    ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................           389          2,082           9,448         7,501
                                                  -----------     ----------     -----------    ----------
  Net increase (decrease) in net assets .......          (183)         1,675           9,048         7,719
 Depositor's equity contribution
  (net redemption) ............................             0            (32)              0           (30)
Net Assets:
 Beginning of period ..........................         2,568            925           8,072           383
                                                  -----------     ----------     -----------    ----------
 End of period ................................   $     2,385     $    2,568     $    17,120    $    8,072
                                                  ===========     ==========     ===========    ==========
Unit Activity:
 Units outstanding - beginning of period ......           230             75             643            36
 Units issued .................................            99            301             906           836
 Units redeemed ...............................           (62)          (146)           (182)         (229)
                                                  -----------     ----------     -----------    ----------
 Units outstanding - end of period ............           267            230           1,367           643
                                                  ===========     ==========     ===========    ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                             WRL
                                                        Pilgrim Baxter
                                                        Mid Cap Growth
                                                          Subaccount
                                                ------------------------------
                                                   March 31,     December 31,
                                                --------------- --------------
                                                      2001           2000
                                                --------------- --------------
Operations:
 Net investment income (loss) .................   $       (78)    $       81
 Net gain (loss) on investment securities .....       (15,635)       (16,860)
                                                  -----------     ----------
 Net increase (decrease) in net assets
  resulting from operations ...................       (15,713)       (16,779)
                                                  -----------     ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         3,209         55,513
                                                  -----------     ----------
 Less cost of units redeemed:
  Administrative charges ......................         1,339          2,546
  Policy loans ................................           219          1,156
  Surrender benefits ..........................           116            323
  Death benefits ..............................             9             72
                                                  -----------     ----------
                                                        1,683          4,097
                                                  -----------     ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         1,526         51,416
                                                  -----------     ----------
  Net increase (decrease) in net assets .......       (14,187)        34,637
 Depositor's equity contribution
  (net redemption) ............................             0              0
Net Assets:
 Beginning of period ..........................        39,702          5,065
                                                  -----------     ----------
 End of period ................................   $    25,515     $   39,702
                                                  ===========     ==========
Unit Activity:
 Units outstanding - beginning of period ......         2,929            317
 Units issued .................................           911          4,015
 Units redeemed ...............................          (834)        (1,403)
                                                  -----------     ----------
 Units outstanding - end of period ............         3,006          2,929
                                                  ===========     ==========

                                                             WRL                             WRL
                                                           Dreyfus                       Value Line
                                                           Mid Cap                    Aggressive Growth
                                                          Subaccount                     Subaccount
                                                ------------------------------ -------------------------------
                                                   March 31,     December 31,     March 31,      December 31,
                                                --------------- -------------- --------------- ---------------
                                                      2001           2000            2001          2000(1)
                                                --------------- -------------- --------------- ---------------
Operations:
 Net investment income (loss) .................   $        (5)    $       20     $        (2)    $        (4)
 Net gain (loss) on investment securities .....          (285)            40            (136)           (185)
                                                  -----------     ----------     -----------     -----------
 Net increase (decrease) in net assets
  resulting from operations ...................          (290)            60            (138)           (189)
                                                  -----------     ----------     -----------     -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         1,027          1,562              10           1,091
                                                  -----------     ----------     -----------     -----------
 Less cost of units redeemed:
  Administrative charges ......................            65             96              14              19
  Policy loans ................................            41             21              24              16
  Surrender benefits ..........................             6              4               3               0
  Death benefits ..............................             0              0               9               0
                                                  -----------     ----------     -----------     -----------
                                                          112            121              50              35
                                                  -----------     ----------     -----------     -----------
  Increase (decrease) in net assets from
   capital unit transactions ..................           915          1,441             (40)          1,056
                                                  -----------     ----------     -----------     -----------
  Net increase (decrease) in net assets .......           625          1,501            (178)            867
 Depositor's equity contribution
  (net redemption) ............................             0            (27)              0             200
Net Assets:
 Beginning of period ..........................         1,811            337           1,067               0
                                                  -----------     ----------     -----------     -----------
 End of period ................................   $     2,436     $    1,811     $       889     $     1,067
                                                  ===========     ==========     ===========     ===========
Unit Activity:
 Units outstanding - beginning of period ......           159             33             119               0
 Units issued .................................           145            311              23             132
 Units redeemed ...............................           (60)          (185)            (28)            (13)
                                                  -----------     ----------     -----------     -----------
 Units outstanding - end of period ............           244            159             114             119
                                                  ===========     ==========     ===========     ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)


                                                             WRL
                                                            Great
                                                         Companies -
                                                          America(SM)
                                                          Subaccount
                                                ------------------------------
                                                   March 31,     December 31,
                                                --------------- --------------
                                                      2001          2000(1)
                                                --------------- --------------
Operations:
 Net investment income (loss) .................   $       (20)   $       (28)
 Net gain (loss) on investment securities .....        (1,573)           715
                                                  -----------    -----------
 Net increase (decrease) in net assets
  resulting from operations ...................        (1,593)           687
                                                  -----------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         3,191          8,008
                                                  -----------    -----------
 Less cost of units redeemed:
  Administrative charges ......................           188            177
  Policy loans ................................            44            110
  Surrender benefits ..........................            44            117
  Death benefits ..............................             0              0
                                                  -----------    -----------
                                                          276            404
                                                  -----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         2,915          7,604
                                                  -----------    -----------
  Net increase (decrease) in net assets .......         1,322          8,291
 Depositor's equity contribution
  (net redemption) ............................             0            200
Net Assets:
 Beginning of period ..........................         8,491              0
                                                  -----------    -----------
 End of period ................................   $     9,813    $     8,491
                                                  ===========    ===========
Unit Activity:
 Units outstanding - beginning of period ......           751              0
 Units issued .................................           438            878
 Units redeemed ...............................          (159)          (127)
                                                  -----------    -----------
 Units outstanding - end of period ............         1,030            751
                                                  ===========    ===========



                                  (unaudited)
                                                             WRL                             WRL
                                                            Great                           Great
                                                         Companies -                     Companies -
                                                         Technology(SM)                   Global(2)
                                                          Subaccount                     Subaccount
                                                ------------------------------ -------------------------------
                                                   March 31,     December 31,     March 31,      December 31,
                                                --------------- -------------- --------------- ---------------
                                                      2001          2000(1)          2001          2000(1)
                                                --------------- -------------- --------------- ---------------
Operations:
 Net investment income (loss) .................   $        (8)   $       (13)    $        (1)    $        (1)
 Net gain (loss) on investment securities .....        (1,513)        (1,437)           (126)            (16)
                                                  -----------    -----------     -----------     -----------
 Net increase (decrease) in net assets
  resulting from operations ...................        (1,521)        (1,450)           (127)            (17)
                                                  -----------    -----------     -----------     -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         1,719          4,240             398             494
                                                  -----------    -----------     -----------     -----------
 Less cost of units redeemed:
  Administrative charges ......................            90             80              20               7
  Policy loans ................................            23             53               9               1
  Surrender benefits ..........................            22             69              13               0
  Death benefits ..............................             6              0               0               0
                                                  -----------    -----------     -----------     -----------
                                                          141            202              42               8
                                                  -----------    -----------     -----------     -----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         1,578          4,038             356             486
                                                  -----------    -----------     -----------     -----------
  Net increase (decrease) in net assets .......            57          2,588             229             469
 Depositor's equity contribution
  (net redemption) ............................             0            200               0              25
Net Assets:
 Beginning of period ..........................         2,788              0             494               0
                                                  -----------    -----------     -----------     -----------
 End of period ................................   $     2,845    $     2,788     $       723     $       494
                                                  ===========    ===========     ===========     ===========
Unit Activity:
 Units outstanding - beginning of period ......           416              0              58               0
 Units issued .................................           455            557              98              63
 Units redeemed ...............................          (243)          (141)            (52)             (5)
                                                  -----------    -----------     -----------     ------------
 Units outstanding - end of period ............           628            416             104              58
                                                  ===========    ===========     ===========     ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                             WRL                     WRL
                                                           Gabelli                   LKCM
                                                        Global Growth           Capital Growth
                                                          Subaccount              Subaccount
                                                ------------------------------ ---------------
                                                   March 31,     December 31,     March 31,
                                                --------------- -------------- ---------------
                                                      2001          2000(1)        2001(1)
                                                --------------- -------------- ---------------
Operations:
 Net investment income (loss) .................   $        (4)   $        (1)    $        0
 Net gain (loss) on investment securities .....          (190)           (34)           (11)
                                                  -----------    -----------     ----------
 Net increase (decrease) in net assets
  resulting from operations ...................          (194)           (35)           (11)
                                                  -----------    -----------     ----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         2,073          1,014             49
                                                  -----------    -----------     ----------
 Less cost of units redeemed:
  Administrative charges ......................            98             33              1
  Policy loans ................................             5              0              0
  Surrender benefits ..........................             1              0              0
  Death benefits ..............................             0              0              0
                                                  -----------    -----------     ----------
                                                          104             33              1
                                                  -----------    -----------     ----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         1,969            981             48
                                                  -----------    -----------     ----------
  Net increase (decrease) in net assets .......         1,775            946             37
 Depositor's equity contribution
  (net redemption) ............................             0             25             25
Net Assets:
 Beginning of period ..........................           971              0              0
                                                  -----------    -----------     ----------
 End of period ................................   $     2,746    $       971     $       62
                                                  ===========    ===========     ==========
Unit Activity:
 Units outstanding - beginning of period ......           107              0              0
 Units issued .................................           272            123              8
 Units redeemed ...............................           (55)           (16)             0
                                                  -----------    -----------     ----------
 Units outstanding - end of period ............           324            107              8
                                                  ===========    ===========     ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                      Fidelity VIP III
                                                           Growth                  Fidelity VIP II
                                                       Opportunities                Contrafund(R)
                                                         Subaccount                   Subaccount
                                                ---------------------------- ----------------------------
                                                  March 31,    December 31,    March 31,    December 31,
                                                ------------- -------------- ------------- --------------
                                                     2001         2000(1)         2001         2000(1)
                                                ------------- -------------- ------------- --------------
Operations:
 Net investment income (loss) .................  $        1    $        (2)   $       39    $        (3)
 Net gain (loss) on investment securities .....        (108)           (73)         (206)           (48)
                                                 ----------    -----------    ----------    -----------
 Net increase (decrease) in net assets
  resulting from operations ...................        (107)           (75)         (167)           (51)
                                                 ----------    -----------    ----------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......         222            633           463          1,085
                                                 ----------    -----------    ----------    -----------
 Less cost of units redeemed:
  Administrative charges ......................          16             14            31             23
  Policy loans ................................           1              5             5              5
  Surrender benefits ..........................           0              2             0              1
  Death benefits ..............................           0              0             0              0
                                                 ----------    -----------    ----------    -----------
                                                         17             21            36             29
                                                 ----------    -----------    ----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions ..................         205            612           427          1,056
                                                 ----------    -----------    ----------    -----------
  Net increase (decrease) in net assets .......          98            537           260          1,005
 Depositor's equity contribution
  (net redemption) ............................           0             25             0             25
Net Assets:
 Beginning of period ..........................         562              0         1,030              0
                                                 ----------    -----------    ----------    -----------
 End of period ................................  $      660    $       562    $    1,290    $     1,030
                                                 ==========    ===========    ==========    ===========
Unit Activity:
 Units outstanding - beginning of period ......          66              0           110              0
 Units issued .................................          38             76            71            124
 Units redeemed ...............................         (13)           (10)          (23)           (14)
                                                 ----------    -----------    ----------    -----------
 Units outstanding - end of period ............          91             66           158            110
                                                 ==========    ===========    ==========    ===========

                                                        Fidelity VIP
                                                        Equity-Income
                                                         Subaccount
                                                -----------------------------
                                                  March 31,     December 31,
                                                ------------- ---------------
                                                     2001         2000(1)
                                                ------------- ---------------
Operations:
 Net investment income (loss) .................  $       48     $        (1)
 Net gain (loss) on investment securities .....        (118)             17
                                                 ----------     -----------
 Net increase (decrease) in net assets
  resulting from operations ...................         (70)             16
                                                 ----------     -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......       1,096             276
                                                 ----------     -----------
 Less cost of units redeemed:
  Administrative charges ......................          16               8
  Policy loans ................................           1               2
  Surrender benefits ..........................           8               0
  Death benefits ..............................           0               0
                                                 ----------     -----------
                                                         25              10
                                                 ----------     -----------
  Increase (decrease) in net assets from
   capital unit transactions ..................       1,071             266
                                                 ----------     -----------
  Net increase (decrease) in net assets .......       1,001             282
 Depositor's equity contribution
  (net redemption) ............................           0              25
Net Assets:
 Beginning of period ..........................         307               0
                                                 ----------     -----------
 End of period ................................  $    1,308     $       307
                                                 ==========     ===========
Unit Activity:
 Units outstanding - beginning of period ......          28               0
 Units issued .................................         143              39
 Units redeemed ...............................         (44)            (11)
                                                 ----------     -----------
 Units outstanding - end of period ............         127              28
                                                 ==========     ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                 WRL J.P. Morgan Money Market
                                                         Subaccount
                                                 ===========================
                                                   March 31,   December 31,
                                                 ------------- -------------
                                                      2001          2000
                                                 ------------- -------------
Accumulation unit value, beginning of period ...    $ 18.39       $ 17.49
                                                    -------       -------
 Income from operations:
  Net investment income (loss) .................       0.22          0.90
  Net realized and unrealized gain (loss)
   on investment ...............................       0.00          0.00
                                                    -------       -------
   Net income (loss) from operations ...........       0.22          0.90
                                                    -------       -------
Accumulation unit value, end of period .........    $ 18.61       $ 18.39
                                                    =======       =======
Total return ...................................       1.18 %        5.17 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $76,483       $60,279
 Ratio of net investment income (loss) to
  average net assets ...........................       4.68 %        5.05 %

                                                        WRL J.P. Morgan Money Market Subaccount
                                                 ======================================================
                                                                      December 31,
                                                 ------------------------------------------------------
                                                      1999          1998          1997         1996
                                                 ------------- ------------- ------------- ------------
Accumulation unit value, beginning of period ...    $ 16.83       $ 16.13       $ 15.45      $ 14.83
                                                    -------       -------       -------      -------
 Income from operations:
  Net investment income (loss) .................       0.66          0.70          0.68         0.62
  Net realized and unrealized gain (loss)
   on investment ...............................       0.00          0.00          0.00         0.00
                                                    -------       -------       -------      -------
   Net income (loss) from operations ...........       0.66          0.70          0.68         0.62
                                                    -------       -------       -------      -------
Accumulation unit value, end of period .........    $ 17.49       $ 16.83       $ 16.13      $ 15.45
                                                    =======       =======       =======      =======
Total return ...................................       3.92 %        4.36 %        4.37 %       4.17 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $ 56,070      $ 24,576      $ 16,440     $ 12,740
 Ratio of net investment income (loss) to
  average net assets ...........................       3.87 %        4.24 %        4.28 %       4.07 %

                                                  WRL AEGON Bond Subaccount
                                                 ===========================
                                                   March 31,   December 31,
                                                 ------------- -------------
                                                      2001          2000
                                                 ------------- -------------
Accumulation unit value, beginning of period ...   $  24.19       $ 22.01
                                                   --------       -------
 Income from operations:
  Net investment income (loss) .................     (0.05)          1.04
  Net realized and unrealized gain (loss)
   on investment ...............................      0.74           1.14
                                                   --------       -------
   Net income (loss) from operations ...........      0.69           2.18
                                                   --------       -------
Accumulation unit value, end of period .........   $  24.88       $ 24.19
                                                   ========       =======
Total return ...................................      2.83 %         9.90 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....   $32,328        $25,935
 Ratio of net investment income (loss) to
  average net assets ........................... (0.90)%             4.58 %

                                                                WRL AEGON Bond Subaccount
                                                 =======================================================
                                                                      December 31,
                                                 -------------------------------------------------------
                                                      1999          1998          1997          1996
                                                 ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period ...    $ 22.89       $ 21.12       $ 19.53       $ 19.67
                                                    -------       -------       -------       -------
 Income from operations:
  Net investment income (loss) .................       1.13          1.01          1.01          0.99
  Net realized and unrealized gain (loss)
   on investment ...............................      (2.01)         0.76          0.58         (1.13)
                                                    -------       -------       -------       -------
   Net income (loss) from operations ...........      (0.88)         1.77          1.59         (0.14)
                                                    -------       -------       -------       -------
Accumulation unit value, end of period .........    $ 22.01       $ 22.89       $ 21.12       $ 19.53
                                                    =======       =======       =======       =======
Total return ...................................      (3.81)%        8.34 %        8.18 %       (0.75)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $27,129       $24,934       $17,657       $11,585
 Ratio of net investment income (loss) to
  average net assets ...........................       5.10 %        4.58 %        5.06 %        5.34 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                 WRL Janus Growth Subaccount
                                                 ============================
                                                   March 31,    December 31,
                                                 ------------- --------------
                                                      2001          2000
                                                 ------------- --------------
Accumulation unit value, beginning of period ...  $  102.61       $ 145.70
                                                  ---------       --------
 Income from operations:
  Net investment income (loss) .................      (0.21)         16.41
  Net realized and unrealized gain (loss)
   on investment ...............................     (25.41)        (59.50)
                                                  ---------       --------
   Net income (loss) from operations ...........     (25.62)        (43.09)
                                                  ---------       --------
Accumulation unit value, end of period .........  $   76.99       $ 102.61
                                                  =========       ========
Total return ...................................     (24.96)%       (29.58)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $ 717,151       $961,015
 Ratio of net investment income (loss) to
  average net assets ...........................     (0.90)%         11.75 %

                                                                 WRL Janus Growth Subaccount
                                                 ===========================================================
                                                                        December 31,
                                                 -----------------------------------------------------------
                                                       1999           1998           1997           1996
                                                 --------------- -------------- -------------- -------------
Accumulation unit value, beginning of period ...    $   92.07       $  56.48       $  48.48      $  41.47
                                                    ---------       --------       --------      --------
 Income from operations:
  Net investment income (loss) .................        25.03           0.13           5.83          2.88
  Net realized and unrealized gain (loss)
   on investment ...............................        28.60          35.46           2.17          4.13
                                                    ---------       --------       --------      --------
   Net income (loss) from operations ...........        53.63          35.59           8.00          7.01
                                                    ---------       --------       --------      --------
Accumulation unit value, end of period .........    $  145.70       $  92.07       $  56.48      $  48.48
                                                    =========       ========       ========      ========
Total return ...................................        58.25 %        63.01 %        16.50 %       16.91 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $1,353,957      $ 798,027      $ 450,271     $ 349,491
 Ratio of net investment income (loss) to
  average net assets ...........................        22.67 %         0.19 %        10.84 %        6.41 %

                                                         WRL Janus Global Subaccount
                                                 ============================================
                                                   March 31,            December 31,
                                                 ------------- ------------------------------
                                                      2001          2000           1999
                                                 ------------- ------------- ----------------
Accumulation unit value, beginning of period ...  $   31.79      $  38.91       $    22.94
                                                  ---------      --------       ----------
 Income from operations:
  Net investment income (loss) .................      (0.07)         7.93             2.44
  Net realized and unrealized gain (loss)
   on investment ...............................      (5.45)       (15.05)           13.53
                                                  ---------      --------       ----------
   Net income (loss) from operations ...........      (5.52)        (7.12)           15.97
                                                  ---------      --------       ----------
Accumulation unit value, end of period .........  $   26.27      $  31.79       $    38.91
                                                  =========      ========       ==========
Total return ...................................    (17.37)%   (18.28)%              69.58 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $336,277       $410,109       $  451,498
 Ratio of net investment income (loss) to
  average net assets ...........................     (0.90)%        20.55 %           9.07 %

                                                          WRL Janus Global Subaccount
                                                 =============================================
                                                                 December 31,
                                                 ---------------------------------------------
                                                      1998           1997            1996
                                                 -------------- -------------- ---------------
Accumulation unit value, beginning of period ...    $  17.80       $  15.13       $   11.95
                                                    --------       --------       ---------
 Income from operations:
  Net investment income (loss) .................        0.82           2.30            1.50
  Net realized and unrealized gain (loss)
   on investment ...............................        4.32           0.37            1.68
                                                    --------       --------       ---------
   Net income (loss) from operations ...........        5.14           2.67            3.18
                                                    --------       --------       ---------
Accumulation unit value, end of period .........    $  22.94       $  17.80       $   15.13
                                                    ========       ========       =========
Total return ...................................       28.86 %        17.69 %         26.60 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $233,256       $145,017       $  83,159
 Ratio of net investment income (loss) to
  average net assets ...........................        3.92 %        13.39 %         11.09 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)


                                                  WRL LKCM Strategic Total
                                                      Return Subaccount
                                                 ===========================
                                                   March 31,   December 31,
                                                 ------------- -------------
                                                      2001          2000
                                                 ------------- -------------
Accumulation unit value, beginning of period ...  $   21.77      $  22.82
                                                  ---------      --------
 Income from operations:
  Net investment income (loss) .................      (0.05)         1.63
  Net realized and unrealized gain (loss)
   on investment ...............................      (1.37)        (2.68)
                                                  ---------      --------
   Net income (loss) from operations ...........      (1.42)        (1.05)
                                                  ---------      --------
Accumulation unit value, end of period .........  $   20.35      $  21.77
                                                  =========      ========
Total return ...................................     (6.51)%   (4.62)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $ 92,642       $ 98,466
 Ratio of net investment income (loss) to
  average net assets ...........................     (0.90)%         7.43 %

                                                        WRL LKCM Strategic Total Return Subaccount
                                                 =========================================================
                                                                       December 31,
                                                 ---------------------------------------------------------
                                                      1999           1998          1997           1996
                                                 -------------- ------------- -------------- -------------
Accumulation unit value, beginning of period ...    $  20.55       $ 18.91       $  15.66      $  13.74
                                                    --------       -------       --------      --------
 Income from operations:
  Net investment income (loss) .................        1.68          0.71           1.56          0.82
  Net realized and unrealized gain (loss)
   on investment ...............................        0.59          0.93           1.69          1.10
                                                    --------       -------       --------      --------
   Net income (loss) from operations ...........        2.27          1.64           3.25          1.92
                                                    --------       -------       --------      --------
Accumulation unit value, end of period .........    $  22.82       $ 20.55       $  18.91      $  15.66
                                                    ========       =======       ========      ========
Total return ...................................       11.07 %        8.66 %        20.77 %       13.97 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $106,665       $98,926       $ 80,753      $ 55,900
 Ratio of net investment income (loss) to
  average net assets ...........................        7.93 %        3.67 %         8.89 %        5.76 %

                                                 WRL Van Kampen Emerging Growth Subaccount
                                                 ==========================================
                                                   March 31,           December 31,
                                                 ------------- ----------------------------
                                                      2001          2000          1999
                                                 ------------- ------------- --------------
Accumulation unit value, beginning of period ...  $   56.74      $  64.99       $  31.96
                                                  ---------      --------       --------
 Income from operations:
  Net investment income (loss) .................      (0.11)        16.83           9.32
  Net realized and unrealized gain (loss)
   on investment ...............................     (13.55)       (25.08)         23.71
                                                  ---------      --------       --------
   Net income (loss) from operations ...........     (13.66)        (8.25)         33.03
                                                  ---------      --------       --------
Accumulation unit value, end of period .........  $   43.08      $  56.74       $  64.99
                                                  =========      ========       ========
Total return ...................................     (24.07)%      (12.70)%       103.33 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $ 433,940      $580,202       $608,130
 Ratio of net investment income (loss) to
  average net assets ...........................      (0.90)%       23.62 %        23.19 %

                                                  WRL Van Kampen Emerging Growth Subaccount
                                                 ===========================================
                                                                December 31,
                                                 -------------------------------------------
                                                      1998           1997           1996
                                                 -------------- -------------- -------------
Accumulation unit value, beginning of period ...    $  23.48       $  19.51      $  16.56
                                                    --------       --------      --------
 Income from operations:
  Net investment income (loss) .................        0.91           2.20          0.82
  Net realized and unrealized gain (loss)
   on investment ...............................        7.57           1.77          2.13
                                                    --------       --------      --------
   Net income (loss) from operations ...........        8.48           3.97          2.95
                                                    --------       --------      --------
Accumulation unit value, end of period .........    $  31.96       $  23.48      $  19.51
                                                    ========       ========      ========
Total return ...................................       36.11 %        20.37 %       17.82 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $262,665       $164,702      $107,925
 Ratio of net investment income (loss) to
  average net assets ...........................        3.44 %        10.18 %        4.51 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                   WRL Alger Aggressive Growth Subaccount
                                                 ==========================================
                                                   March 31,           December 31,
                                                 ------------- ----------------------------
                                                      2001          2000          1999
                                                 ------------- ------------- --------------
Accumulation unit value, beginning of period ...  $   30.40      $  44.67       $  26.67
                                                  ---------      --------       --------
 Income from operations:
  Net investment income (loss) .................      (0.06)         4.76           4.90
  Net realized and unrealized gain (loss)
   on investment ...............................      (5.74)       (19.03)         13.10
                                                  ---------      --------       --------
   Net income (loss) from operations ...........      (5.80)       (14.27)         18.00
                                                  ---------      --------       --------
Accumulation unit value, end of period .........  $   24.60      $  30.40       $  44.67
                                                  =========      ========       ========
Total return ...................................     (19.09)%      (31.94)%        67.52 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $ 229,077      $280,172        354,178
 Ratio of net investment income (loss) to
  average net assets ...........................     (0.90)%        11.65 %        15.54 %


                                                   WRL Alger Aggressive Growth Subaccount
                                                 ===========================================
                                                                December 31,
                                                 -------------------------------------------
                                                       1998           1997          1996
                                                 --------------- ------------- -------------
Accumulation unit value, beginning of period ...     $  18.10       $ 14.70       $ 13.43
                                                     --------       -------       -------
 Income from operations:
  Net investment income (loss) .................        1.33           1.75          0.36
  Net realized and unrealized gain (loss)
   on investment ...............................        7.24           1.65          0.91
                                                     --------       -------       -------
   Net income (loss) from operations ...........        8.57           3.40          1.27
                                                     --------       -------       -------
Accumulation unit value, end of period .........    $  26.67        $ 18.10       $ 14.70
                                                    =========       =======       =======
Total return ...................................       47.36 %        23.14 %        9.46 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $177,857        $94,652       $54,408
 Ratio of net investment income (loss) to
  average net assets ...........................        6.20 %        10.26 %        2.65 %


                                                 WRL AEGON Balanced Subaccount
                                                 =============================
                                                   March 31,    December 31,
                                                 ------------- --------------
                                                      2001          2000
                                                 ------------- --------------
Accumulation unit value, beginning of period ...  $   16.08       $  15.33
                                                  ---------       --------
 Income from operations:
  Net investment income (loss) .................      (0.03)          0.17
  Net realized and unrealized gain (loss)
   on investment ...............................      (0.94)          0.58
                                                  ---------       --------
   Net income (loss) from operations ...........      (0.97)          0.75
                                                  ---------       --------
Accumulation unit value, end of period .........  $   15.11       $  16.08
                                                  =========       ========
Total return ...................................      (6.06)%         4.88 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $  20,477       $ 20,952
 Ratio of net investment income (loss) to
  average net assets ...........................      (0.90)%         1.10 %

                                                               WRL AEGON Balanced Subaccount
                                                 =========================================================
                                                                       December 31,
                                                 ---------------------------------------------------------
                                                      1999           1998           1997          1996
                                                 -------------- -------------- ------------- -------------
Accumulation unit value, beginning of period ...    $  15.02       $  14.17       $ 12.21       $ 11.13
                                                    --------       --------       -------       -------
 Income from operations:
  Net investment income (loss) .................        0.19           0.25          1.55          0.36
  Net realized and unrealized gain (loss)
   on investment ...............................        0.12           0.60          0.41          0.72
                                                    --------       --------       -------       -------
   Net income (loss) from operations ...........        0.31           0.85          1.96          1.08
                                                    --------       --------       -------       -------
Accumulation unit value, end of period .........    $  15.33       $  15.02       $ 14.17       $ 12.21
                                                    ========       ========       =======       =======
Total return ...................................        2.11 %         5.98 %       16.06 %        9.73 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $ 18,183       $ 14,864       $10,716       $ 6,418
 Ratio of net investment income (loss) to
  average net assets ...........................        1.26 %         1.76 %       11.62 %        3.18 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                   WRL Federated Growth &
                                                      Income Subaccount
                                                 ===========================
                                                   March 31,   December 31,
                                                 ------------- -------------
                                                      2001          2000
                                                 ------------- -------------
Accumulation unit value, beginning of period ...   $  19.93       $ 15.57
                                                   --------       -------
 Income from operations:
  Net investment income (loss) .................     (0.04)          0.85
  Net realized and unrealized gain (loss)
   on investment ...............................      0.70           3.51
                                                   --------       -------
   Net income (loss) from operations ...........      0.66           4.36
                                                   --------       -------
Accumulation unit value, end of period .........   $  20.59       $ 19.93
                                                   ========       =======
Total return ...................................      3.35 %        28.01 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....   $34,698       $ 26,883
 Ratio of net investment income (loss) to
  average net assets ........................... (0.90)%             5.00 %

                                                        WRL Federated Growth & Income Subaccount
                                                 =======================================================
                                                                      December 31,
                                                 -------------------------------------------------------
                                                      1999          1998          1997          1996
                                                 ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period ...    $ 16.44       $ 16.09       $ 13.03       $ 11.77
                                                    -------       -------       -------       -------
 Income from operations:
  Net investment income (loss) .................       1.05          0.77          2.61          0.76
  Net realized and unrealized gain (loss)
   on investment ...............................      (1.92)        (0.42)         0.45          0.50
                                                    -------       -------       -------       -------
   Net income (loss) from operations ...........      (0.87)         0.35          3.06          1.26
                                                    -------       -------       -------       -------
Accumulation unit value, end of period .........    $ 15.57       $ 16.44       $ 16.09       $ 13.03
                                                    =======       =======       =======       =======
Total return ...................................      (5.31)%       2.13 %        23.54 %       10.64 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $17,389       $16,047       $ 9,063       $ 5,501
 Ratio of net investment income (loss) to
  average net assets ...........................       6.51 %        4.83 %       18.50 %        6.38 %

                                                  WRL Dean Asset Allocation
                                                         Subaccount
                                                 ===========================
                                                   March 31,   December 31,
                                                 ------------- -------------
                                                      2001          2000
                                                 ------------- -------------
Accumulation unit value, beginning of period ...   $  18.19       $ 15.66
                                                   --------       -------
 Income from operations:
  Net investment income (loss) .................     (0.04)          1.20
  Net realized and unrealized gain (loss)
   on investment ...............................      0.29           1.33
                                                   --------       -------
   Net income (loss) from operations ...........      0.25           2.53
                                                   --------       -------
Accumulation unit value, end of period .........   $ 18.44        $ 18.19
                                                   ========       =======
Total return ...................................      1.37 %        16.16 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....   $38,549       $ 34,213
 Ratio of net investment income (loss) to
  average net assets ...........................     (0.90)%         7.33 %

                                                          WRL Dean Asset Allocation Subaccount
                                                 =======================================================
                                                                      December 31,
                                                 -------------------------------------------------------
                                                      1999          1998          1997          1996
                                                 ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period ...    $ 16.74       $ 15.60       $ 13.50       $ 11.90
                                                    -------       -------       -------       -------
 Income from operations:
  Net investment income (loss) .................       0.41          1.58          1.20          0.53
  Net realized and unrealized gain (loss)
   on investment ...............................      (1.49)        (0.44)         0.90          1.07
                                                    -------       -------       -------       -------
   Net income (loss) from operations ...........      (1.08)         1.14          2.10          1.60
                                                    -------       -------       -------       -------
Accumulation unit value, end of period .........    $ 15.66       $ 16.74       $ 15.60       $ 13.50
                                                    =======       =======       =======       =======
Total return ...................................      (6.48)%        7.36 %       15.55 %       13.40 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $33,317       $39,904       $29,123       $17,946
 Ratio of net investment income (loss) to
  average net assets ...........................       2.50 %        9.69 %        8.14 %        4.35 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)


                                                                          WRL C.A.S.E. Growth Subaccount
                                                 =================================================================================
                                                  March 31,                              December 31,
                                                 ----------- ---------------------------------------------------------------------
                                                     2001         2000          1999          1998          1997        1996(1)
                                                 ----------- ------------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period ...  $  13.04     $  16.60       $ 12.51       $ 12.32       $ 10.81       $ 10.00
                                                  --------     --------       -------       -------       -------       -------
 Income from operations:
  Net investment income (loss) .................     (0.03)        2.56          1.52          1.24          1.51          0.37
  Net realized and unrealized gain (loss)
   on investment ...............................     (0.53)       (6.12)         2.57         (1.05)         0.00          0.44
                                                  --------     --------       -------       -------       -------       -------
   Net income (loss) from operations ...........     (0.56)       (3.56)         4.09          0.19          1.51          0.81
                                                  --------     --------       -------       -------       -------       -------
Accumulation unit value, end of period .........  $  12.48     $  13.04       $ 16.60       $ 12.51       $ 12.32       $ 10.81
                                                  ========     ========       =======       =======       =======       =======
Total return ...................................    (4.29)%    (21.42)%        32.65 %       1.56 %       14.00 %        8.09 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $ 23,080     $ 22,344       $ 27,509      $17,730      $ 11,946      $ 4,466
 Ratio of net investment income (loss) to
  average net assets ...........................    (0.90)%      16.28 %       10.16 %       10.21 %       12.65 %        6.11 %

                                                                          WRL NWQ Value Equity Subaccount
                                                 =================================================================================
                                                  March 31,                              December 31,
                                                 ----------- ---------------------------------------------------------------------
                                                     2001         2000          1999          1998          1997        1996(1)
                                                 ----------- ------------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period ...  $  16.07      $ 14.08       $ 13.16      $  13.94       $ 11.25       $ 10.00
                                                  --------      -------       -------      --------       -------       -------
 Income from operations:
  Net investment income (loss) .................     (0.03)        0.23          0.20          0.95          0.14          0.05
  Net realized and unrealized gain (loss)
   on investment ...............................     (0.20)        1.76          0.72         (1.73)         2.55          1.20
                                                  --------      -------       -------      --------       -------       -------
   Net income (loss) from operations ...........     (0.23)        1.99          0.92         (0.78)         2.69          1.25
                                                  --------      -------       -------      --------       -------       -------
Accumulation unit value, end of period .........  $  15.84      $ 16.07       $ 14.08      $  13.16       $ 13.94       $ 11.25
                                                  ========      =======       =======      ========       =======       =======
Total return ...................................    (1.47)%       14.17 %        6.98 %      (5.63)%        23.93 %       12.51 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $ 30,225      $28,888       $26,678      $ 26,083       $ 26,714      $ 8,887
 Ratio of net investment income (loss) to
  average net assets ...........................    (0.90)%        1.58 %        1.42 %        6.84 %        1.05 %        0.77 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)


                                                               WRL GE International Equity Subaccount
                                                 ===================================================================
                                                  March 31,                       December 31,
                                                 ----------- -------------------------------------------------------
                                                     2001         2000          1999          1998        1997(1)
                                                 ----------- ------------- ------------- ------------- ------------
Accumulation unit value, beginning of period ... $  12.43      $  14.76       $ 11.92      $  10.65     $ 10.00
                                                 --------      --------       -------      --------     --------
 Income from operations:
  Net investment income (loss) .................    (0.03)         2.00          0.62        (0.09)      (0.03)
  Net realized and unrealized gain (loss)
   on investment ...............................    (1.58)        (4.33)         2.22         1.36        0.68
                                                 --------      --------       -------      --------     --------
   Net income (loss) from operations ...........    (1.61)        (2.33)         2.84         1.27        0.65
                                                 --------      --------       -------      --------     --------
Accumulation unit value, end of period ......... $  10.82      $  12.43       $ 14.76      $  11.92     $ 10.65
                                                 ========      ========       =======      ========     ========
Total return ...................................  (12.96)%       (15.75)%       23.84 %       11.84 %      6.54 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .... $  7,126      $  7,944       $ 7,013      $  5,827     $ 2,289
 Ratio of net investment income (loss) to
  average net assets ...........................    (0.90)%       14.54 %        5.09 %       (0.81)%     (0.28)%

                                                                    WRL GE U.S. Equity Subaccount
                                                 ====================================================================
                                                  March 31,                        December 31,
                                                 ----------- --------------------------------------------------------
                                                     2001         2000          1999          1998        1997(1)
                                                 ----------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period ... $  17.69      $   17.99      $ 15.33       $ 12.59      $  10.00
                                                 --------      ---------      -------       -------      --------
 Income from operations:
  Net investment income (loss) .................    (0.04)          0.68         1.38          0.73          0.99
  Net realized and unrealized gain (loss)
   on investment ...............................    (1.47)         (0.98)        1.28          2.01          1.60
                                                 --------      ---------      -------       -------      --------
   Net income (loss) from operations ...........    (1.51)         (0.30)        2.66          2.74          2.59
                                                 --------      ---------      -------       -------      --------
Accumulation unit value, end of period ......... $  16.18      $   17.69      $ 17.99       $ 15.33      $  12.59
                                                 ========      =========      =======       =======      ========
Total return ...................................    (8.54)%        (1.67)%      17.35 %       21.78 %       25.89 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .... $ 28,395      $  29,771      $26,416       $14,084      $  3,258
 Ratio of net investment income (loss) to
  average net assets ...........................    (0.90)%         3.81 %       8.27 %        5.30 %        8.28 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                  WRL Third Avenue
                                                                  Value Subaccount
                                                 ==================================================
                                                  March 31,               December 31,
                                                 ----------- --------------------------------------
                                                     2001         2000          1999       1998(1)
                                                 ----------- ------------- ------------- ----------
Accumulation unit value, beginning of period ...  $  14.22      $ 10.59      $   9.23    $ 10.00
                                                  --------      -------      --------    -------
 Income from operations:
  Net investment income (loss) .................     (0.03)        0.60          0.19      (0.05)
  Net realized and unrealized gain (loss)
   on investment ...............................     (0.31)        3.03          1.17      (0.72)
                                                  --------      -------      --------    -------
   Net income (loss) from operations ...........     (0.34)        3.63          1.36      (0.77)
                                                  --------      -------      --------    -------
Accumulation unit value, end of period .........  $  13.88      $ 14.22      $  10.59    $  9.23
                                                  ========      =======      ========    =======
Total return ...................................     (2.40)%      34.26 %       14.68 %    (7.67)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $ 21,083     $ 16,735      $  3,411    $ 2,807
 Ratio of net investment income (loss) to
  average net assets ...........................    (0.90)%        4.53 %        1.98 %    (0.52)%

                                                             WRL J.P. Morgan Real Estate
                                                                Securities Subaccount
                                                 ===================================================
                                                  March 31,               December 31,
                                                 ----------- ---------------------------------------
                                                     2001         2000         1999        1998(1)
                                                 ----------- ------------- ------------ ------------
Accumulation unit value, beginning of period ...  $  10.36      $  8.06      $  8.46    $ 10.00
                                                  --------      -------      -------    -------
 Income from operations:
  Net investment income (loss) .................     (0.02)        0.10         0.07      (0.05)
  Net realized and unrealized gain (loss)
   on investment ...............................     (0.07)        2.20        (0.47)     (1.49)
                                                  --------      -------      -------    -------
   Net income (loss) from operations ...........     (0.09)        2.30        (0.40)     (1.54)
                                                  --------      -------      -------    -------
Accumulation unit value, end of period .........  $  10.27      $ 10.36      $  8.06    $  8.46
                                                  ========      =======      =======    =======
Total return ...................................     (0.90)%      28.46 %      (4.63)%   (15.44)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $  2,939      $ 2,476      $   627    $   709
 Ratio of net investment income (loss) to
  average net assets ...........................     (0.90)%       1.07 %       0.95 %    (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                             WRL Goldman Sachs
                                                             Growth Subaccount
                                                 =========================================
                                                   March 31,          December 31,
                                                 ------------- ---------------------------
                                                      2001          2000        1999(1)
                                                 ------------- ------------- -------------
Accumulation unit value, beginning of period ...  $   10.29      $  11.29      $   10.00
                                                  ---------      --------      ---------
 Income from operations:
  Net investment income (loss) .................      (0.02)         0.06         (0.05)
  Net realized and unrealized gain (loss)
   on investment ...............................      (1.32)        (1.06)         1.34
                                                  ---------      --------      ---------
   Net income (loss) from operations ...........      (1.34)        (1.00)         1.29
                                                  ---------      --------      ---------
Accumulation unit value, end of period .........  $    8.95      $  10.29      $   11.29
                                                  =========      ========      =========
Total return ...................................     (13.03)%       (8.84)%        12.91 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $   1,603      $  1,627      $     977
 Ratio of net investment income (loss) to
  average net assets ...........................      (0.90)%        0.59 %        (0.90)%

                                                                WRL Munder
                                                             Net50 Subaccount
                                                 =========================================
                                                   March 31,          December 31,
                                                 ------------- ---------------------------
                                                      2001          2000        1999(1)
                                                 ------------- ------------- -------------
Accumulation unit value, beginning of period ...  $   10.80      $  10.92      $  10.00
                                                  ---------      --------      --------
 Income from operations:
  Net investment income (loss) .................      (0.02)         0.22          0.76
  Net realized and unrealized gain (loss)
   on investment ...............................      (0.78)        (0.34)         0.16
                                                  ---------      --------      --------
   Net income (loss) from operations ...........      (0.80)        (0.12)         0.92
                                                  ---------      --------      --------
Accumulation unit value, end of period .........  $   10.00      $  10.80      $  10.92
                                                  =========      ========      ========
Total return ...................................      (7.37)%       (1.15)%        9.23 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $   1,991      $    862      $    344
 Ratio of net investment income (loss) to
  average net assets ...........................      (0.90)%        2.00 %       15.66 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                WRL
                                                           T. Rowe Price
                                                          Dividend Growth
                                                            Subaccount
                                                 =================================
                                                  March 31,      December 31,
                                                 ----------- ---------------------
                                                     2001       2000      1999(1)
                                                 ----------- ---------- ----------
Accumulation unit value, beginning of period ... $ 9.98      $9.16      $10.00
                                                 ------      -----      ------
 Income from operations:
  Net investment income (loss) .................  (0.02)     (0.04)     (0.04)
  Net realized and unrealized gain (loss)
   on investment ...............................  (0.71)      0.86      (0.80)
                                                 ------      -----      ------
   Net income (loss) from operations ...........  (0.73)      0.82      (0.84)
                                                 ------      -----      ------
Accumulation unit value, end of period ......... $ 9.25      $9.98      $9.16
                                                 ======      =====      ======
Total return ...................................   (7.31)%    8.89 %    (8.37)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .... $1,364      $ 985      $ 501
 Ratio of net investment income (loss) to
  average net assets ...........................   (0.90)%   (0.42)%    (0.90)%


                                                                    WRL
                                                               T. Rowe Price
                                                                 Small Cap
                                                                Subaccount
                                                 =========================================
                                                   March 31,          December 31,
                                                 ------------- ---------------------------
                                                      2001          2000        1999(1)
                                                 ------------- ------------- -------------
Accumulation unit value, beginning of period ...  $   11.17      $  12.31      $  10.00
                                                  ---------      --------      --------
 Income from operations:
  Net investment income (loss) .................      (0.02)         0.04          0.41
  Net realized and unrealized gain (loss)
   on investment ...............................      (2.22)        (1.18)         1.90
                                                  ---------      --------      --------
   Net income (loss) from operations ...........      (2.24)        (1.14)         2.31
                                                  ---------      --------      --------
Accumulation unit value, end of period .........  $    8.93      $  11.17      $  12.31
                                                  =========      ========      ========
Total return ...................................     (20.01)%       (9.27)%       23.09 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $   2,385      $   2,568     $    925
 Ratio of net investment income (loss) to
  average net assets ...........................      (0.90)%         0.29 %       8.13 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                   WRL
                                                                 Salomon
                                                                 All Cap
                                                               Subaccount
                                                 =======================================
                                                  March 31,         December 31,
                                                 ----------- ---------------------------
                                                     2001         2000        1999(1)
                                                 ----------- ------------- -------------
Accumulation unit value, beginning of period ... $ 12.55       $  10.70      $  10.00
                                                 -------       --------      --------
 Income from operations:
  Net investment income (loss) .................   (0.01)          0.23          0.40
  Net realized and unrealized gain (loss)
   on investment ...............................   (0.02)          1.62          0.30
                                                 -------       --------      --------
   Net income (loss) from operations ...........   (0.03)          1.85          0.70
                                                 -------       --------      --------
Accumulation unit value, end of period ......... $ 12.52       $  12.55      $  10.70
                                                 =======       ========      ========
Total return ...................................   (0.22)%        17.24 %        7.02 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .... $17,120       $  8,072      $    383
 Ratio of net investment income (loss) to
  average net assets ...........................   (0.90)%         1.91 %        8.07 %

                                                                    WRL
                                                              Pilgrim Baxter
                                                              Mid Cap Growth
                                                                Subaccount
                                                 =========================================
                                                   March 31,          December 31,
                                                 ------------- ---------------------------
                                                      2001          2000        1999(1)
                                                 ------------- ------------- -------------
Accumulation unit value, beginning of period ...  $   13.56      $  15.98      $  10.00
                                                  ---------      --------      --------
 Income from operations:
  Net investment income (loss) .................      (0.03)         0.04          0.04
  Net realized and unrealized gain (loss)
   on investment ...............................      (5.04)        (2.46)         5.94
                                                  ---------      --------      --------
   Net income (loss) from operations ...........      (5.07)        (2.42)         5.98
                                                  ---------      --------      --------
Accumulation unit value, end of period .........  $    8.49      $  13.56      $  15.98
                                                  =========      ========      ========
Total return ...................................     (37.39)%      (15.16)%       59.78 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $  25,515      $ 39,702     $   5,065
 Ratio of net investment income (loss) to
  average net assets ...........................      (0.90)%        0.25 %        0.62 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                                     WRL                                 WRL
                                                                   Dreyfus                           Value Line
                                                                   Mid Cap                        Aggressive Growth
                                                                 Subaccount                          Subaccount
                                                 =========================================== ===========================
                                                   March 31,           December 31,            March 31,    December 31,
                                                 ------------- ----------------------------- ------------- -------------
                                                      2001           2000         1999(1)         2001        2000(1)
                                                 ------------- --------------- ------------- ------------- -------------
Accumulation unit value, beginning of period ...  $   11.35       $   10.14      $   10.00    $    8.98    $   10.00
                                                  ---------       ---------      ---------    ---------    ---------
 Income from operations:
  Net investment income (loss) .................      (0.02)           0.23         (0.04)        (0.02)       (0.06)
  Net realized and unrealized gain (loss)
   on investment ...............................      (1.35)           0.98          0.18         (1.13)       (0.96)
                                                  ---------       ---------      ---------    ---------    ---------
   Net income (loss) from operations ...........      (1.37)           1.21          0.14         (1.15)       (1.02)
                                                  ---------       ---------      ---------    ---------    ---------
Accumulation unit value, end of period .........  $    9.98       $   11.35      $   10.14    $    7.83    $    8.98
                                                  =========       =========      =========    =========    =========
Total return ...................................     (12.13)%         11.91 %         1.44 %     (12.82)%     (10.24)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $   2,436       $   1,811      $     337    $     889    $   1,067
 Ratio of net investment income (loss) to
  average net assets ...........................      (0.90)%          2.02 %        (0.90)%      (0.90)%      (0.90)%

                                                            WRL                              WRL
                                                      Great Companies-                Great Companies-
                                                         America(SM)                    Technology(SM)
                                                         Subaccount                      Subaccount
                                                 ==========================       =========================
                                                  March 31,   December 31,         March 31,   December 31,
                                                 ----------- --------------       ----------- -------------
                                                     2001        2000(1)              2001       2000(1)
                                                 ----------- --------------       ----------- -------------
Accumulation unit value, beginning of period ...   11.31     $10.00               $ 6.70      $10.00
                                                 -------     ------               ------      ------
 Income from operations:
  Net investment income (loss) .................  (0.02)      (0.06)               (0.01)      (0.05)
  Net realized and unrealized gain (loss)
   on investment ...............................  (1.76)       1.37                (2.16)      (3.25)
                                                 -------     ------               ------      ------
   Net income (loss) from operations ...........  (1.78)       1.31                (2.17)      (3.30)
                                                 -------     ------               ------      ------
Accumulation unit value, end of period ......... $ 9.53      $11.31               $ 4.53      $ 6.70
                                                 =======     ======               ======      ======
Total return ................................... (15.74)%     13.12 %             (32.35)%    (33.01)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .... $9,813      $8,491               $2,845      $2,788
 Ratio of net investment income (loss) to
  average net assets ...........................  (0.90)%     (0.90)%              (0.90)%     (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                            WRL                        WRL
                                                      Great Companies-               Gabelli
                                                          Global(2)                Global Growth
                                                         Subaccount                Subaccount
                                                 ========================== =========================
                                                  March 31,   December 31,   March 31,   December 31,
                                                 ----------- -------------- ----------- -------------
                                                     2001        2000(1)        2001       2000(1)
                                                 ----------- -------------- ----------- -------------
Accumulation unit value, beginning of period ...   $8.52         $10.00        $ 9.07      $10.00
                                                   ------        ------        ------      ------
 Income from operations:
  Net investment income (loss) .................   (0.02)        (0.03)         (0.02)     (0.03)
  Net realized and unrealized gain (loss)
   on investment ...............................   (1.53)        (1.45)         (0.56)     (0.90)
                                                   ------        ------        ------      ------
   Net income (loss) from operations ...........   (1.55)        (1.48)         (0.58)     (0.93)
                                                   ------        ------        ------      ------
Accumulation unit value, end of period .........   $6.97         $8.52         $ 8.49      $9.07
                                                   ======        ======        ======      ======
Total return ...................................   (18.21)%     (14.84)%        (6.47)%    (9.27)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .... $ 723       $ 494          $2,746      $ 971
 Ratio of net investment income (loss) to
  average net assets ...........................   (0.90)%       (0.90)%      (0.90)%       (0.90)%


                                                       WRL
                                                       LKCM
                                                  Capital Growth
                                                    Subaccount
                                                 ===============
                                                    March 31,
                                                 ---------------
                                                     2001(1)
                                                 ---------------
Accumulation unit value, beginning of period ... $   10.00
                                                 ---------
 Income from operations:
  Net investment income (loss) .................     (0.01)
  Net realized and unrealized gain (loss)
   on investment ...............................     (2.11)
                                                 ---------
   Net income (loss) from operations ...........     (2.12)
                                                 ---------
Accumulation unit value, end of period ......... $    7.88
                                                 =========
Total return ...................................    (21.19)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .... $      62
 Ratio of net investment income (loss) to
  average net assets ...........................     (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                      Fidelity VIP III          Fidelity VIP III
                                                    Growth Opportunities          Contrafund(R)
                                                         Subaccount                Subaccount
                                                 ========================== =========================
                                                  March 31,   December 31,   March 31,   December 31,
                                                 ----------- -------------- ----------- -------------
                                                     2001        2000(1)        2001       2000(1)
                                                 ----------- -------------- ----------- -------------
Accumulation unit value, beginning of period ...    $8.56      $10.00         $ 9.38      $10.00
                                                   ------      ------         ------      ------
 Income from operations:
  Net investment income (loss) .................     0.01       (0.06)          0.28       (0.06)
  Net realized and unrealized gain (loss)
   on investment ...............................    (1.33)      (1.38)         (1.52)      (0.56)
                                                   ------      ------         ------      ------
   Net income (loss) from operations ...........    (1.32)      (1.44)         (1.24)      (0.62)
                                                   ------      ------         ------      ------
Accumulation unit value, end of period .........    $7.24       $8.56         $ 8.14      $ 9.38
                                                   ======      ======         ======      ======
Total return ...................................   (15.45)%    (14.36)%       (13.27)%     (6.16)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....    $ 660       $ 562         $1,290      $1,030
 Ratio of net investment income (loss) to
  average net assets ...........................     0.59 %     (0.90)%        13.11 %     (0.90)%

                                                        Fidelity VIP
                                                        Equity-Income
                                                         Subaccount
                                                 ===========================
                                                   March 31,    December 31,
                                                 ------------- -------------
                                                      2001        2000(1)
                                                 ------------- -------------
Accumulation unit value, beginning of period ...  $   10.99     $   10.00
                                                  ---------     ---------
 Income from operations:
  Net investment income (loss) .................       0.61         (0.06)
  Net realized and unrealized gain (loss)
   on investment ...............................      (1.30)         1.05
                                                  ---------     ---------
   Net income (loss) from operations ...........      (0.69)         0.99
                                                  ---------     ---------
Accumulation unit value, end of period .........  $   10.30     $   10.99
                                                  =========     =========
Total return ...................................      (6.31)%        9.91 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ....  $   1,308     $     307
 Ratio of net investment income (loss) to
  average net assets ...........................      23.25 %       (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Notes to the Financial Statements
At March 31, 2001
(unaudited)

NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING POLICIES
The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-two investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a fund, which collectively is referred to as the "Fund". WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.
Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.
(formerly WRL Series Fund, Inc.)

      J.P. Morgan Money Market
      AEGON Bond
      Janus Growth
      Janus Global
      LKCM Strategic Total Return
      Van Kampen Emerging Growth
       (formerly VKAM Emerging Growth)
      Alger Aggressive Growth
      AEGON Balanced
      Federated Growth & Income
      Dean Asset Allocation
      C.A.S.E. Growth
      NWQ Value Equity
      GE International Equity
      GE U.S. Equity
      Third Avenue Value
      J.P. Morgan Real Estate Securities
      Goldman Sachs Growth
      Munder Net50 (formerly Goldman Sachs Small Cap)
      T. Rowe Price Dividend Growth
      T. Rowe Price Small Cap
      Salomon All Cap
      Pilgrim Baxter Mid Cap Growth
      Dreyfus Mid Cap
      Value Line Aggressive Growth
      Great Companies - America(SM)
      Great Companies - Technology(SM)
      Great Companies - Global(2)
      Gabelli Global Growth
      LKCM Capital Growth

Subaccount Investment by Fund: (continued)

Variable Insurance Products Fund III (VIP III)
    Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

Variable Insurance Products Fund II (VIP II)
    Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)
    Fidelity VIP Equity-Income Portfolio - Service Class 2 (Referred to as "Fidelity VIP Equity-Income")

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management. The other three Funds have entered into participation agreements for each Portfolio with WRL.

Each period reported on within the financial statements reflects a full three or twelve month period except as follows:

Subaccount                                 Inception Date
----------------------------------------   ---------------
WRL C.A.S.E. Growth                            05/01/1996
WRL NWQ Value Equity                           05/01/1996
WRL GE International Equity                    01/02/1997
WRL GE U.S. Equity                             01/02/1997
WRL Third Avenue Value                         01/02/1998
WRL J.P. Morgan Real Estate Securities         05/01/1998
WRL Goldman Sachs Growth                       07/01/1999
WRL Munder Net50 (formerly WRL
 Goldman Sachs Small Cap)                      07/01/1999
WRL T. Rowe Price Dividend Growth              07/01/1999
WRL T. Rowe Price Small Cap                    07/01/1999
WRL Salomon All Cap                            07/01/1999
WRL Pilgrim Baxter Mid Cap Growth              07/01/1999
WRL Dreyfus Mid Cap                            07/01/1999
WRL Value Line Aggressive Growth               05/01/2000
WRL Great Companies - America(SM)              05/01/2000
WRL Great Companies - Technology(SM)           05/01/2000
WRL Great Companies - Global(2)                09/01/2000
WRL Gabelli Global Growth                      09/01/2000
WRL LKCM Capital Growth                        02/05/2001
Fidelity VIP III Growth Opportunities          05/01/2000
Fidelity VIP II Contrafund(R)                  05/01/2000
Fidelity VIP Equity-Income                     05/01/2000

WRL Series Life Account
Notes to the Financial Statements
At March 31, 2001
(unaudited)

NOTE 1 -- (continued)

Effective September 1, 2000, the Janus Global Portfolio is not available for investment to new policyowners. The portfolio remains open to the policyowners who purchased the Policy before September 1, 2000.

On February 5, 2001, WRL made initial contributions totaling $25,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

Subaccount                  Contribution     Units
-------------------------   --------------   ------
WRL LKCM Capital Growth     $ 25,000         2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended March 31, 2001 are as follows (in thousands):

                                      Purchases     Proceeds
                                         of        from Sales
Subaccount                           Securities   of Securities
---------------------------------   ------------ --------------
WRL J.P. Morgan Money Market          $ 94,716      $ 79,286
WRL AEGON Bond                           5,945           348
WRL Janus Growth                        11,116        16,106
WRL Janus Global                         5,348         8,699
WRL LKCM Strategic Total Return          1,793         1,394
WRL Van Kampen Emerging Growth
  (formerly VKAM Emerging
  Growth)                               75,338        81,290

WRL Series Life Account
Notes to the Financial Statements (continued)
At March 31, 2001
(unaudited)

NOTE 4 -- (continued)

                                        Purchases       Proceeds
                                            of         from Sales
Subaccount                              Securities    of Securities
-----------------------------------   ------------- ----------------
WRL Alger Aggressive Growth            $     8,533  $  5,775
WRL AEGON Balanced                           1,090       307
WRL Federated Growth & Income                7,034       696
WRL Dean Asset Allocation                    3,965       139
WRL C.A.S.E. Growth                          3,097     1,141
WRL NWQ Value Equity                         2,750       986
WRL GE International Equity                  1,064       784
WRL GE U.S. Equity                           1,994       790
WRL Third Avenue Value                       5,890       925
WRL J.P. Morgan Real Estate
  Securities                                 1,490       995
WRL Goldman Sachs Growth                       394       119
WRL Munder Net50 (formerly WRL
  Goldman Sachs Small Cap)                   1,507       128
WRL T. Rowe Price Dividend Growth              820       323
WRL T. Rowe Price Small Cap                    665       244
WRL Salomon All Cap                          9,556       138
WRL Pilgrim Baxter Mid Cap
  Growth                                     4,714     3,209
WRL Dreyfus Mid Cap                          1,215       290
WRL Value Line Aggressive Growth               145       187
WRL Great Companies - America(SM)            3,324       449
WRL Great Companies -
  Technology(SM)                             2,305       730
WRL Great Companies - Global(2)                642       276
WRL Gabelli Global Growth                    2,045        82
WRL LKCM Capital Growth                         73         -
Fidelity VIP III Growth
  Opportunities                                282        76
Fidelity VIP II Contrafund(R)                  569       103
Fidelity VIP Equity-Income                   1,380       266

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

NOTE 6 -- SUBSEQUENT EVENTS

Effective May 1, 2001 the portfolio name changed from WRL Goldman Sachs Small Cap to Munder Net50 and the subaccount from WRL Goldman Sachs Small Cap to WRL Munder Net50. Effective May 1, 2001, the name of WRL Management was changed to AEGON/Transamerica Fund Advisers, Inc. and the name of the WRL Series Fund, Inc. was changed to AEGON/Transamerica Series Fund, Inc. These events will have happened subsequent to the audited financials.

                        Report of Independent Auditors

The Board of Directors and Policy Owners of the WRL Series Life Account Western Reserve Life Assurance Company of Ohio

  We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets for the periods ended December 31, 1999 as indicated thereon and the financial highlights for each of the periods in the four years ended December 31, 1999 as indicated thereon for each of the subaccounts constituting the Separate Account, were audited by other auditors whose report dated February 16, 2000, expressed an unqualified opinion on those statements and financial highlights.

  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2000, and the results of their operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon, in conformity with accounting principles generally accepted in the United States.


/s/  ERNST & YOUNG LLP

ERNST & YOUNG LLP
Des Moines, Iowa
January 31, 2001

              Report of Independent Certified Public Accountants

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policy Owners of the WRL Series Life Account

  In our opinion, the accompanying statements of changes in net assets and the related financial highlights present fairly, in all material respects, the changes in net assets of each of the Subaccounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) for the year ended December 31, 1999, and the financial highlights for each of the periods presented through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands


                                                                                                                  WRL
                                                             WRL           WRL          WRL          WRL          LKCM
                                                         J.P. Morgan      AEGON        Janus        Janus      Strategic
                                                        Money Market      Bond        Growth       Global     Total Return
                                                         Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................      60,145         2,326       20,304       17,111         6,610
                                                          ========      ========    =========    =========      ========
  Cost ...............................................    $ 60,145      $ 26,612    $ 964,237    $ 416,105      $ 97,229
                                                          ========      ========    =========    =========      ========
 Investment, at net asset value ......................    $ 60,145      $ 25,908    $ 961,173    $ 410,156      $ 98,483
 Dividend receivable .................................         277             0            0            0             0
 Transfers receivable from depositor .................           0            27            0            0             0
                                                          --------      --------    ---------    ---------      --------
  Total assets .......................................      60,422        25,935      961,173      410,156        98,483
                                                          --------      --------    ---------    ---------      --------
Liabilities:
 Accrued expenses ....................................           0             0            0            0             0
 Transfers payable to depositor ......................         143             0          158           47            17
                                                          --------      --------    ---------    ---------      --------
  Total liabilities ..................................         143             0          158           47            17
                                                          --------      --------    ---------    ---------      --------
  Net assets .........................................    $ 60,279      $ 25,935    $ 961,015    $ 410,109      $ 98,466
                                                          ========      ========    =========    =========      ========
Net Assets Consists of:
 Policy owners' equity ...............................    $ 60,279      $ 25,935    $ 961,015    $ 410,109      $ 98,466
 Depositor's equity ..................................           0             0            0            0             0
                                                          --------      --------    ---------    ---------      --------
  Net assets applicable to units outstanding .........    $ 60,279      $ 25,935    $ 961,015    $ 410,109      $ 98,466
                                                          ========      ========    =========    =========      ========
 Policy owners' units ................................       3,278         1,072        9,366       12,899         4,523
 Depositor's units ...................................           0             0            0            0             0
                                                          --------      --------    ---------    ---------      --------
  Units outstanding ..................................       3,278         1,072        9,366       12,899         4,523
                                                          ========      ========    =========    =========      ========
  Accumulation unit value ............................    $  18.39      $  24.19    $  102.61    $   31.79      $  21.77
                                                          ========      ========    =========    =========      ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                              WRL            WRL                           WRL           WRL
                                                             VKAM           Alger           WRL         Federated        Dean
                                                           Emerging      Aggressive        AEGON        Growth &        Asset
                                                            Growth         Growth        Balanced        Income       Allocation
                                                          Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................       19,559         14,318          1,593          2,001         2,601
                                                          =========      =========       ========       ========      ========
  Cost ...............................................    $ 873,187      $ 307,884       $ 19,689       $ 24,463      $ 35,227
                                                          =========      =========       ========       ========      ========
 Investment, at net asset value ......................    $ 580,110      $ 280,068       $ 20,950       $ 26,869      $ 34,303
 Dividend receivable .................................            0              0              0              0             0
 Transfers receivable from depositor .................           92            104              2             14             0
                                                          ---------      ---------       --------       --------      --------
  Total assets .......................................      580,202        280,172         20,952         26,883        34,303
                                                          ---------      ---------       --------       --------      --------
Liabilities:
 Accrued expenses ....................................            0              0              0              0             0
 Transfers payable to depositor ......................            0              0              0              0            90
                                                          ---------      ---------       --------       --------      --------
  Total liabilities ..................................            0              0              0              0            90
                                                          ---------      ---------       --------       --------      --------
  Net assets .........................................    $ 580,202      $ 280,172       $ 20,952       $ 26,883      $ 34,213
                                                          =========      =========       ========       ========      ========
Net Assets Consists of:
 Policy owners' equity ...............................    $ 580,202      $ 280,172       $ 20,952       $ 26,883      $ 34,213
 Depositor's equity ..................................            0              0              0              0             0
                                                          ---------      ---------       --------       --------      --------
  Net assets applicable to units outstanding .........    $ 580,202      $ 280,172       $ 20,952       $ 26,883      $ 34,213
                                                          =========      =========       ========       ========      ========
 Policy owners' units ................................       10,226          9,215          1,303          1,349         1,881
 Depositor's units ...................................            0              0              0              0             0
                                                          ---------      ---------       --------       --------      --------
  Units outstanding ..................................       10,226          9,215          1,303          1,349         1,881
                                                          =========      =========       ========       ========      ========
  Accumulation unit value ............................    $   56.74      $   30.40       $  16.08       $  19.93      $  18.19
                                                          =========      =========       ========       ========      ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands


                                                                                         WRL                         WRL
                                                            WRL           WRL             GE            WRL         Third
                                                         C.A.S.E.         NWQ       International        GE         Avenue
                                                          Growth     Value Equity       Equity      U.S. Equity     Value
                                                        Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................      2,169         2,009            768           1,985       1,204
                                                         ========      ========        =======        ========    ========
  Cost ...............................................   $ 30,724      $ 27,288        $ 9,683        $ 29,863    $ 15,436
                                                         ========      ========        =======        ========    ========
 Investment, at net asset value ......................   $ 22,336      $ 28,863        $ 7,942        $ 29,734    $ 16,503
 Dividend receivable .................................          0             0              0               0           0
 Transfers receivable from depositor .................          8            25              2              37         232
                                                         --------      --------        -------        --------    --------
  Total assets .......................................     22,344        28,888          7,944          29,771      16,735
                                                         --------      --------        -------        --------    --------
Liabilities:
 Accrued expenses ....................................          0             0              0               0           0
 Transfers payable to depositor ......................          0             0              0               0           0
                                                         --------      --------        -------        --------    --------
  Total liabilities ..................................          0             0              0               0           0
                                                         --------      --------        -------        --------    --------
  Net assets .........................................   $ 22,344      $ 28,888        $ 7,944        $ 29,771    $ 16,735
                                                         ========      ========        =======        ========    ========
Net Assets Consists of:
 Policy owners' equity ...............................   $ 22,344      $ 28,888        $ 7,944        $ 29,771    $ 16,735
 Depositor's equity ..................................          0             0              0               0           0
                                                         --------      --------        -------        --------    --------
  Net assets applicable to units outstanding .........   $ 22,344      $ 28,888        $ 7,944        $ 29,771    $ 16,735
                                                         ========      ========        =======        ========    ========
 Policy owners' units ................................      1,713         1,797            639           1,683       1,177
 Depositor's units ...................................          0             0              0               0           0
                                                         --------      --------        -------        --------    --------
  Units outstanding ..................................      1,713         1,797            639           1,683       1,177
                                                         ========      ========        =======        ========    ========
  Accumulation unit value ............................   $  13.04      $  16.07        $ 12.43        $  17.69    $  14.22
                                                         ========      ========        =======        ========    ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                            WRL           WRL          WRL            WRL            WRL
                                                        J.P. Morgan     Goldman      Goldman        T. Rowe        T. Rowe
                                                        Real Estate      Sachs        Sachs          Price          Price
                                                         Securities     Growth      Small Cap   Dividend Growth   Small Cap
                                                         Subaccount   Subaccount   Subaccount      Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................        239           150           76             97            209
                                                          =======       =======      =======         ======        =======
  Cost ...............................................    $ 2,364       $ 1,706      $   861         $  895        $ 2,897
                                                          =======       =======      =======         ======        =======
 Investment, at net asset value ......................    $ 2,464       $ 1,600      $   831         $  985        $ 2,541
 Dividend receivable .................................          0             0            0              0              0
 Transfers receivable from depositor .................         12            27           31              0             27
                                                          -------       -------      -------         ------        -------
  Total assets .......................................      2,476         1,627          862            985          2,568
                                                          -------       -------      -------         ------        -------
Liabilities:
 Accrued expenses ....................................          0             0            0              0              0
 Transfers payable to depositor ......................          0             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Total liabilities ..................................          0             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Net assets .........................................    $ 2,476       $ 1,627      $   862         $  985        $ 2,568
                                                          =======       =======      =======         ======        =======
Net Assets Consists of:
 Policy owners' equity ...............................    $ 2,476       $ 1,627      $   862         $  985        $ 2,568
 Depositor's equity ..................................          0             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Net assets applicable to units outstanding .........    $ 2,476       $ 1,627      $   862         $  985        $ 2,568
                                                          =======       =======      =======         ======        =======
 Policy owners' units ................................        239           158           80             99            230
 Depositor's units ...................................          0             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Units outstanding ..................................        239           158           80             99            230
                                                          =======       =======      =======         ======        =======
  Accumulation unit value ............................    $ 10.36       $ 10.29      $ 10.80         $ 9.98        $ 11.17
                                                          =======       =======      =======         ======        =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                                                       WRL
                                                        WRL            WRL            WRL             WRL             Great
                                                      Salomon    Pilgrim Baxter     Dreyfus        Value Line      Companies -
                                                      All Cap    Mid Cap Growth     Mid Cap    Aggressive Growth    America(SM)
                                                    Subaccount     Subaccount     Subaccount       Subaccount      Subaccount
Assets:
 Investment in securities:
  Number of shares ...............................        622          2,628            152             118              746
                                                      =======       ========        =======         =======          =======
  Cost ...........................................    $ 8,005       $ 56,653        $ 1,832         $ 1,250          $ 7,784
                                                      =======       ========        =======         =======          =======
 Investment, at net asset value ..................    $ 8,081       $ 39,577        $ 1,810         $ 1,067          $ 8,486
 Dividend receivable .............................          0              0              0               0                0
 Transfers receivable from depositor .............          0            125              1               0                5
                                                      -------       --------        -------         -------          -------
  Total assets ...................................      8,081         39,702          1,811           1,067            8,491
                                                      -------       --------        -------         -------          -------
Liabilities:
 Accrued expenses ................................          0              0              0               0                0
 Transfers payable to depositor ..................          9              0              0               0                0
                                                      -------       --------        -------         -------          -------
  Total liabilities ..............................          9              0              0               0                0
                                                      -------       --------        -------         -------          -------
  Net assets .....................................    $ 8,072       $ 39,702        $ 1,811         $ 1,067          $ 8,491
                                                      =======       ========        =======         =======          =======
Net Assets Consists of:
 Policy owners' equity ...........................    $ 8,072       $ 39,702        $ 1,811         $   887          $ 8,265
 Depositor's equity ..............................          0              0              0             180              226
                                                      -------       --------        -------         -------          -------
  Net assets applicable to units outstanding .....    $ 8,072       $ 39,702        $ 1,811         $ 1,067          $ 8,491
                                                      =======       ========        =======         =======          =======
 Policy owners' units ............................        643          2,929            159              99              731
 Depositor's units ...............................          0              0              0              20               20
                                                      -------       --------        -------         -------          -------
  Units outstanding ..............................        643          2,929            159             119              751
                                                      =======       ========        =======         =======          =======
  Accumulation unit value ........................    $ 12.55       $  13.56        $ 11.35         $  8.98          $ 11.31
                                                      =======       ========        =======         =======          =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands


                                                               WRL             WRL            WRL
                                                              Great           Great         Gabelli
                                                           Companies -     Companies -       Global
                                                          Technology(SM)    Global(2)        Growth
                                                           Subaccount       Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................           413              57            106
                                                             =======          ======         ======
  Cost ...............................................       $ 4,089          $  505         $  993
                                                             =======          ======         ======
 Investment, at net asset value ......................       $ 2,784          $  490         $  960
 Dividend receivable .................................             0               0              0
 Transfers receivable from depositor .................             4               4             11
                                                             -------          ------         ------
  Total assets .......................................         2,788             494            971
                                                             -------          ------         ------
Liabilities:
 Accrued expenses ....................................             0               0              0
 Transfers payable to depositor ......................             0               0              0
                                                             -------          ------         ------
  Total liabilities ..................................             0               0              0
                                                             -------          ------         ------
  Net assets .........................................       $ 2,788          $  494         $  971
                                                             =======          ======         ======
Net Assets Consists of:
 Policy owners' equity ...............................       $ 2,654          $  473         $  948
 Depositor's equity ..................................           134              21             23
                                                             -------          ------         ------
  Net assets applicable to units outstanding .........       $ 2,788          $  494         $  971
                                                             =======          ======         ======
 Policy owners' units ................................           396              55            104
 Depositor's units ...................................            20               3              3
                                                             -------          ------         ------
  Units outstanding ..................................           416              58            107
                                                             =======          ======         ======
  Accumulation unit value ............................       $  6.70          $ 8.52         $ 9.07
                                                             =======          ======         ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                          Fidelity VIP III
                                                               Growth         Fidelity VIP II     Fidelity VIP
                                                           Opportunities       Contrafund(R)      Equity-Income
                                                             Subaccount          Subaccount        Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................             32                  44                 12
                                                               ======             =======             ======
  Cost ...............................................         $  632             $ 1,077            $   294
                                                               ======             =======            =======
 Investment, at net asset value ......................         $  562             $ 1,030            $   307
 Dividend receivable .................................              0                   0                  0
 Transfers receivable from depositor .................              0                   0                  0
                                                               ------             -------            -------
  Total assets .......................................            562               1,030                307
                                                               ------             -------            -------
Liabilities:
 Accrued expenses ....................................              0                   0                  0
 Transfers payable to depositor ......................              0                   0                  0
                                                               ------             -------            -------
  Total liabilities ..................................              0                   0                  0
                                                               ------             -------            -------
  Net assets .........................................         $  562             $ 1,030            $   307
                                                               ======             =======            =======
Net Assets Consists of:
 Policy owners' equity ...............................         $  541             $ 1,006            $   280
 Depositor's equity ..................................             21                  24                 27
                                                               ------             -------            -------
  Net assets applicable to units outstanding .........         $  562             $ 1,030            $   307
                                                               ======             =======            =======
 Policy owners' units ................................             63                 107                 25
 Depositor's units ...................................              3                   3                  3
                                                               ------             -------            -------
  Units outstanding ..................................             66                 110                 28
                                                               ======             =======            =======
  Accumulation unit value ............................         $ 8.56             $  9.38            $ 10.99
                                                               ======             =======            =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                                                                                     WRL
                                                           WRL           WRL           WRL             WRL           LKCM
                                                       J.P. Morgan      AEGON         Janus           Janus       Strategic
                                                      Money Market      Bond          Growth         Global      Total Return
                                                       Subaccount    Subaccount     Subaccount     Subaccount     Subaccount
Investment Income:
 Dividend income ...................................    $   2,813    $   1,372     $     1,719     $   14,506     $   2,080
 Capital gain distributions ........................            0            0         162,879         88,526         6,230
                                                        ---------    ---------     -----------     ----------     ---------
  Total investment income ..........................        2,813        1,372         164,598        103,032         8,310
Expenses:
 Mortality and expense risk ........................          424          225          11,702          4,306           895
                                                        ---------    ---------     -----------     ----------     ---------
  Net investment income (loss) .....................        2,389        1,147         152,896         98,726         7,415
                                                        ---------    ---------     -----------     ----------     ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .            0         (316)         57,356          8,214         3,008
 Change in unrealized appreciation (depreciation) ..            0        1,538        (612,499)      (199,548)      (15,305)
                                                        ---------    ---------     -----------     ----------     ---------
  Net gain (loss) on investment securities .........            0        1,222        (555,143)      (191,334)      (12,297)
                                                        ---------    ---------     -----------     ----------     ---------
   Net increase (decrease) in net assets resulting
     from operations ...............................    $   2,389    $   2,369     $  (402,247)    $  (92,608)    $  (4,882)
                                                        =========    =========     ===========     ==========     =========

                                                               WRL            WRL                          WRL          WRL
                                                              VKAM           Alger           WRL        Federated       Dean
                                                            Emerging       Aggressive       AEGON       Growth &       Asset
                                                             Growth          Growth       Balanced       Income      Allocation
                                                           Subaccount      Subaccount    Subaccount    Subaccount    Subaccount
Investment Income:
 Dividend income .......................................   $    5,938     $     5,025    $      388    $    1,171    $   1,367
 Capital gain distributions ............................      169,068          39,418             0             9        1,203
                                                           ----------     -----------    ----------    ----------    ---------
  Total investment income ..............................      175,006          44,443           388         1,180        2,570
Expenses:
 Mortality and expense risk ............................        6,396           3,175           173           179          280
                                                           ----------     -----------    ----------    ----------    ---------
  Net investment income (loss) .........................      168,610          41,268           215         1,001        2,290
                                                           ----------     -----------    ----------    ----------    ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....      295,543           6,194           285          (440)          28
 Change in unrealized appreciation (depreciation) ......     (557,231)       (174,941)          457         4,670        2,465
                                                           ----------     -----------    ----------    ----------    ---------
  Net gain (loss) on investment securities .............     (261,688)       (168,747)          742         4,230        2,493
                                                           ----------     -----------    ----------    ----------    ---------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (93,078)    $  (127,479)   $      957    $    5,231    $   4,783
                                                           ==========     ===========    ==========    ==========    =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                                                           WRL                         WRL
                                                              WRL           WRL             GE            WRL         Third
                                                           C.A.S.E.         NWQ       International        GE         Avenue
                                                            Growth     Value Equity       Equity      U.S. Equity     Value
                                                          Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
Investment Income:
 Dividend income .......................................  $   3,732      $   362        $     138      $    214     $     137
 Capital gain distributions ............................        826          283            1,055         1,108           372
                                                          ---------      -------        ---------      --------     ---------
  Total investment income ..............................      4,558          645            1,193         1,322           509
Expenses:
 Mortality and expense risk ............................        237          233               69           251            83
                                                          ---------      -------        ---------      --------     ---------
  Net investment income (loss) .........................      4,321          412            1,124         1,071           426
                                                          ---------      -------        ---------      --------     ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....        (82)        (519)             263           520         1,022
 Change in unrealized appreciation (depreciation) ......    (10,339)       3,484           (2,668)       (2,166)          677
                                                          ---------      -------        ---------      --------     ---------
  Net gain (loss) on investment securities .............    (10,421)       2,965           (2,405)       (1,646)        1,699
                                                          ---------      -------        ---------      --------     ---------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $  (6,100)     $ 3,377        $  (1,281)     $   (575)    $   2,125
                                                          =========      =======        =========      ========     =========

                                                         WRL           WRL          WRL            WRL             WRL
                                                     J.P. Morgan     Goldman      Goldman        T. Rowe         T. Rowe
                                                     Real Estate      Sachs        Sachs          Price           Price
                                                      Securities     Growth      Small Cap   Dividend Growth    Small Cap
                                                      Subaccount   Subaccount   Subaccount      Subaccount      Subaccount
Investment Income:
 Dividend income ..................................    $     32     $     12     $     14       $       4       $      24
 Capital gain distributions .......................           0            8            3               0               0
                                                       --------     --------     --------       ---------       ---------
  Total investment income .........................          32           20           17               4              24
Expenses:
 Mortality and expense risk .......................          15           13            6               8              19
                                                       --------     --------     --------       ---------       ---------
  Net investment income (loss) ....................          17            7           11              (4)              5
                                                       --------     --------     --------       ----------      ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities          203           64           24             (17)             84
 Change in unrealized appreciation (depreciation) .         142         (220)         (51)            104            (496)
                                                       --------     --------     --------       ---------       ---------
  Net gain (loss) on investment securities ........         345         (156)         (27)             87            (412)
                                                       --------     --------     --------       ---------       ---------
   Net increase (decrease) in net assets resulting
     from operations ..............................    $    362     $   (149)    $    (16)      $      83       $    (407)
                                                       ========     ========     ========       =========       =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                              WRL            WRL
                                                            Salomon    Pilgrim Baxter
                                                            All Cap    Mid Cap Growth
                                                          Subaccount     Subaccount
Investment Income:
 Dividend income .......................................   $     67      $      370
 Capital gain distributions ............................         17               0
                                                           --------      ----------
  Total investment income ..............................         84             370
Expenses:
 Mortality and expense risk ............................         27             289
                                                           --------      ----------
  Net investment income (loss) .........................         57              81
                                                           --------      ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....        103           1,394
 Change in unrealized appreciation (depreciation) ......         58         (18,254)
                                                           --------      ----------
  Net gain (loss) on investment securities .............        161         (16,860)
                                                           --------      ----------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $    218      $  (16,779)
                                                           ========      ==========

                                                                                                WRL
                                                              WRL             WRL              Great
                                                            Dreyfus        Value Line       Companies -
                                                            Mid Cap    Aggressive Growth     America(SM)
                                                          Subaccount     Subaccount(1)     Subaccount(1)
Investment Income:
 Dividend income .......................................    $  28           $     0           $   0
 Capital gain distributions ............................        0                 0               0
                                                            -----           -------           -----
  Total investment income ..............................       28                 0               0
Expenses:
 Mortality and expense risk ............................        8                 4              28
                                                            -----           -------           -----
  Net investment income (loss) .........................       20                (4)            (28)
                                                            -----           --------          -----
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....       86                (2)             13
 Change in unrealized appreciation (depreciation) ......      (46)             (183)            702
                                                            -----           -------           -----
  Net gain (loss) on investment securities .............       40              (185)            715
                                                            -----           -------           -----
   Net increase (decrease) in net assets resulting
     from operations ...................................    $  60           $  (189)          $ 687
                                                            =====           =======           =====

                                                           WRL             WRL              WRL
                                                          Great           Great           Gabelli
                                                       Companies -     Companies -        Global
                                                       Technology(SM)  Global(2)          Growth
                                                      Subaccount(1)   Subaccount(1)    Subaccount(1)
Investment Income:
 Dividend income ...................................   $        0       $       0         $    0
 Capital gain distributions ........................            0               0              0
                                                       ----------       ---------         ------
  Total investment income ..........................            0               0              0
Expenses:
 Mortality and expense risk ........................           13               1              1
                                                       ----------       ---------         ------
  Net investment income (loss) .....................          (13)             (1)            (1)
                                                       ----------       ----------        -------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .         (132)             (1)            (1)
 Change in unrealized appreciation (depreciation) ..       (1,305)            (15)           (33)
                                                       ----------       ---------         ------
  Net gain (loss) on investment securities .........       (1,437)            (16)           (34)
                                                       ----------       ---------         ------
   Net increase (decrease) in net assets resulting
     from operations ...............................   $   (1,450)      $     (17)        $  (35)
                                                       ==========       =========         ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                           Fidelity VIP III
                                                                Growth       Fidelity VIP II   Fidelity VIP
                                                            Opportunities     Contrafund(R)    Equity-Income
                                                            Subaccount(1)     Subaccount(1)    Subaccount(1)
Investment Income:
 Dividend income .......................................       $    0            $    0            $  0
 Capital gain distributions ............................            0                 0               0
                                                               ------            ------            ----
  Total investment income ..............................            0                 0               0
Expenses:
 Mortality and expense risk ............................            2                 3               1
                                                               ------            ------            ----
  Net investment income (loss) .........................           (2)               (3)             (1)
                                                               -------           -------           -----
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....           (3)               (1)              4
 Change in unrealized appreciation (depreciation) ......          (70)              (47)             13
                                                               ------            ------            ----
  Net gain (loss) on investment securities .............          (73)              (48)             17
                                                               ------            ------            ----
   Net increase (decrease) in net assets resulting
     from operations ...................................       $  (75)           $  (51)           $ 16
                                                               ======            ======            ====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                       WRL
                                                           J.P. Morgan                  AEGON
                                                          Money Market                  Bond
                                                           Subaccount                Subaccount
                                                    ------------------------- -------------------------
                                                          December 31,              December 31,
                                                    ------------------------- -------------------------
                                                        2000         1999         2000         1999
                                                    ------------ ------------ ------------ ------------
Operations:
 Net investment income (loss) .....................  $   2,389    $    1,474    $  1,147     $  1,329
 Net gain (loss) on investment securities .........          0             0       1,222       (2,327)
                                                     ---------    ----------    --------     --------
 Net increase (decrease) in net assets
  resulting from operations .......................      2,389         1,474       2,369         (998)
                                                     ---------    ----------    --------     --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     12,540        38,977         897        7,560
                                                     ---------    ----------    --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................      3,274         3,050       2,341        2,538
  Policy loans ....................................      1,672         1,775       1,361          954
  Surrender benefits ..............................      5,687         4,017         735          846
  Death benefits ..................................         87           115          23           29
                                                     ---------    ----------    --------     --------
                                                        10,720         8,957       4,460        4,367
                                                     ---------    ----------    --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................      1,820        30,020      (3,563)       3,193
                                                     ---------    ----------    --------     --------
  Net increase (decrease) in net assets ...........      4,209        31,494      (1,194)       2,195
 Depositor's equity contribution
  (net redemption) ................................          0             0           0            0
Net Assets:
 Beginning of year ................................     56,070        24,576      27,129       24,934
                                                     ---------    ----------    --------     --------
 End of year ......................................  $  60,279    $   56,070    $ 25,935     $ 27,129
                                                     =========    ==========    ========     ========
Unit Activity:
 Units outstanding - beginning of year ............      3,206         1,460       1,232        1,090
 Units issued .....................................     50,376        18,474         427          883
 Units redeemed ...................................    (50,304)      (16,728)       (587)        (741)
                                                     ---------    ----------    --------     --------
 Units outstanding - end of year ..................      3,278         3,206       1,072        1,232
                                                     =========    ==========    ========     ========
                                                                WRL
                                                               Janus
                                                               Growth
                                                             Subaccount
                                                    ----------------------------
                                                            December 31,
                                                    ----------------------------
                                                         2000          1999
                                                    ------------- --------------
Operations:
 Net investment income (loss) .....................  $  152,896    $   226,095
 Net gain (loss) on investment securities .........    (555,143)       262,161
                                                     ----------    -----------
 Net increase (decrease) in net assets
  resulting from operations .......................    (402,247)       488,256
                                                     ----------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     168,047        192,993
                                                     ----------    -----------
 Less cost of units redeemed:
  Administrative charges ..........................      69,288         57,685
  Policy loans ....................................      44,968         33,172
  Surrender benefits ..............................      38,262         32,554
  Death benefits ..................................       6,224          1,908
                                                     ----------    -----------
                                                        158,742        125,319
                                                     ----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions ......................       9,305         67,674
                                                     ----------    -----------
  Net increase (decrease) in net assets ...........    (392,942)       555,930
 Depositor's equity contribution
  (net redemption) ................................           0              0
Net Assets:
 Beginning of year ................................   1,353,957        798,027
                                                     ----------    -----------
 End of year ......................................  $  961,015    $ 1,353,957
                                                     ==========    ===========
Unit Activity:
 Units outstanding - beginning of year ............       9,293          8,668
 Units issued .....................................       2,459          2,854
 Units redeemed ...................................      (2,386)        (2,229)
                                                     ----------    -----------
 Units outstanding - end of year ..................       9,366          9,293
                                                     ==========    ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                                                      WRL                        WRL
                                                           WRL                        LKCM                       VKAM
                                                          Janus                    Strategic                   Emerging
                                                          Global                  Total Return                  Growth
                                                        Subaccount                 Subaccount                 Subaccount
                                                -------------------------- -------------------------- --------------------------
                                                       December 31,               December 31,               December 31,
                                                -------------------------- -------------------------- --------------------------
                                                     2000         1999         2000          1999          2000         1999
                                                ------------- ------------ ------------ ------------- ------------- ------------
Operations:
 Net investment income (loss) .................  $   98,726    $  26,538    $   7,415     $   8,072    $  168,610    $  81,707
 Net gain (loss) on investment securities .....    (191,334)     153,543      (12,297)        2,825      (261,688)     217,724
                                                 ----------    ---------    ---------     ---------    ----------    ---------
 Net increase (decrease) in net assets
  resulting from operations ...................     (92,608)     180,081       (4,882)       10,897       (93,078)     299,431
                                                 ----------    ---------    ---------     ---------    ----------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......     112,253       81,308       10,776        11,792       145,357       94,168
                                                 ----------    ---------    ---------     ---------    ----------    ---------
 Less cost of units redeemed:
  Administrative charges ......................      31,746       25,132        7,939         8,436        35,247       25,202
  Policy loans ................................      15,396        9,284        2,710         3,000        22,735       11,395
  Surrender benefits ..........................      12,985        8,537        2,844         3,136        20,687       11,025
  Death benefits ..............................         907          194          600           378         1,538          512
                                                 ----------    ---------    ---------     ---------    ----------    ---------
                                                     61,034       43,147       14,093        14,950        80,207       48,134
                                                 ----------    ---------    ---------     ---------    ----------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ..................      51,219       38,161       (3,317)       (3,158)       65,150       46,034
                                                 ----------    ---------    ---------     ---------    ----------    ---------
  Net increase (decrease) in net assets .......     (41,389)     218,242       (8,199)        7,739       (27,928)     345,465
 Depositor's equity contribution
  (net redemption) ............................           0            0            0             0             0            0
Net Assets:
 Beginning of year ............................     451,498      233,256      106,665        98,926       608,130      262,665
                                                 ----------    ---------    ---------     ---------    ----------    ---------
 End of year ..................................  $  410,109    $ 451,498    $  98,466     $ 106,665    $  580,202    $ 608,130
                                                 ==========    =========    =========     =========    ==========    =========
Unit Activity:
 Units outstanding - beginning of year ........      11,605       10,167        4,674         4,814         9,357        8,218
 Units issued .................................       4,570        4,823        1,327         1,538        11,606        4,977
 Units redeemed ...............................      (3,276)      (3,385)      (1,478)       (1,678)      (10,737)      (3,838)
                                                 ----------    ---------    ---------     ---------    ----------    ---------
 Units outstanding - end of year ..............      12,899       11,605        4,523         4,674        10,226        9,357
                                                 ==========    =========    =========     =========    ==========    =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                                WRL                       WRL                     WRL
                                                               Alger                     AEGON                 Federated
                                                         Aggressive Growth             Balanced             Growth & Income
                                                            Subaccount                Subaccount               Subaccount
                                                    --------------------------- ----------------------- ------------------------
                                                           December 31,              December 31,             December 31,
                                                    --------------------------- ----------------------- ------------------------
                                                         2000          1999         2000        1999        2000        1999
                                                    ------------- ------------- ----------- ----------- ----------- ------------
Operations:
 Net investment income (loss) .....................  $   41,268     $  35,966    $    215    $    213    $  1,001     $  1,091
 Net gain (loss) on investment securities .........    (168,747)      101,488         742         105       4,230       (2,078)
                                                     ----------     ---------    --------    --------    --------     --------
 Net increase (decrease) in net assets
  resulting from operations .......................    (127,479)      137,454         957         318       5,231         (987)
                                                     ----------     ---------    --------    --------    --------     --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     103,588        74,699       4,955       5,997       7,863        5,627
                                                     ----------     ---------    --------    --------    --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................      26,734        19,544       2,124       1,931       2,328        2,355
  Policy loans ....................................      12,341         8,193         442         429         628          346
  Surrender benefits ..............................      10,374         7,977         559         626         534          542
  Death benefits ..................................         666           118          18          10         110           55
                                                     ----------     ---------    --------    --------    --------     --------
                                                         50,115        35,832       3,143       2,996       3,600        3,298
                                                     ----------     ---------    --------    --------    --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................      53,473        38,867       1,812       3,001       4,263        2,329
                                                     ----------     ---------    --------    --------    --------     --------
  Net increase (decrease) in net assets ...........     (74,006)      176,321       2,769       3,319       9,494        1,342
 Depositor's equity contribution
  (net redemption) ................................           0             0           0           0           0            0
Net Assets:
 Beginning of year ................................     354,178       177,857      18,183      14,864      17,389       16,047
                                                     ----------     ---------    --------    --------    --------     --------
 End of year ......................................  $  280,172     $ 354,178    $ 20,952    $ 18,183    $ 26,883     $ 17,389
                                                     ==========     =========    ========    ========    ========     ========
Unit Activity:
 Units outstanding - beginning of year ............       7,928         6,669       1,186         990       1,117          976
 Units issued .....................................       3,925         3,640         569         637         996          714
 Units redeemed ...................................      (2,638)       (2,381)       (452)       (441)       (764)        (573)
                                                     ----------     ---------    --------    --------    --------     --------
 Units outstanding - end of year ..................       9,215         7,928       1,303       1,186       1,349        1,117
                                                     ==========     =========    ========    ========    ========     ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                      WRL                       WRL
                                                              Dean                    C.A.S.E.                    NWQ
                                                        Asset Allocation               Growth                Value Equity
                                                           Subaccount                Subaccount               Subaccount
                                                    ------------------------- ------------------------ -------------------------
                                                          December 31,              December 31,             December 31,
                                                    ------------------------- ------------------------ -------------------------
                                                        2000         1999         2000         1999        2000         1999
                                                    ------------ ------------ ------------ ----------- ------------ ------------
Operations:
 Net investment income (loss) .....................   $  2,290     $    954    $   4,321    $  2,402     $    412     $    379
 Net gain (loss) on investment securities .........      2,493       (3,414)     (10,421)      3,900        2,965        1,157
                                                      --------     --------    ---------    --------     --------     --------
 Net increase (decrease) in net assets
  resulting from operations .......................      4,783       (2,460)      (6,100)      6,302        3,377        1,536
                                                      --------     --------    ---------    --------     --------     --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      1,235        1,729        5,488       7,781        2,652        3,283
                                                      --------     --------    ---------    --------     --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................      3,204        3,875        2,868       2,946        2,467        2,874
  Policy loans ....................................        785          991          767         668          596          713
  Surrender benefits ..............................      1,058          901          885         678          660          605
  Death benefits ..................................         75           89           33          12           96           32
                                                      --------     --------    ---------    --------     --------     --------
                                                         5,122        5,856        4,553       4,304        3,819        4,224
                                                      --------     --------    ---------    --------     --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................     (3,887)      (4,127)         935       3,477       (1,167)        (941)
                                                      --------     --------    ---------    --------     --------     --------
  Net increase (decrease) in net assets ...........        896       (6,587)      (5,165)      9,779        2,210          595
 Depositor's equity contribution
  (net redemption) ................................          0            0            0           0            0            0
Net Assets:
 Beginning of year ................................     33,317       39,904       27,509      17,730       26,678       26,083
                                                      --------     --------    ---------    --------     --------     --------
 End of year ......................................   $ 34,213     $ 33,317    $  22,344    $ 27,509     $ 28,888     $ 26,678
                                                      ========     ========    =========    ========     ========     ========
Unit Activity:
 Units outstanding - beginning of year ............      2,128        2,383        1,657       1,417        1,895        1,982
 Units issued .....................................        729          937        1,014       1,347          907        1,296
 Units redeemed ...................................       (976)      (1,192)        (958)     (1,107)      (1,005)      (1,383)
                                                      --------     --------    ---------    --------     --------     --------
 Units outstanding - end of year ..................      1,881        2,128        1,713       1,657        1,797        1,895
                                                      ========     ========    =========    ========     ========     ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                      WRL                      WRL
                                                              GE                       GE                  Third Avenue
                                                     International Equity          U.S. Equity                 Value
                                                          Subaccount               Subaccount               Subaccount
                                                    ----------------------- ------------------------- -----------------------
                                                         December 31,             December 31,             December 31,
                                                    ----------------------- ------------------------- -----------------------
                                                        2000        1999        2000         1999         2000        1999
                                                    ----------- ----------- ------------ ------------ ----------- -----------
Operations:
 Net investment income (loss) .....................  $  1,124     $   325     $  1,071     $  1,730    $    426     $    61
 Net gain (loss) on investment securities .........    (2,405)      1,104       (1,646)       1,544       1,699         365
                                                     --------     -------     --------     --------    --------     -------
 Net increase (decrease) in net assets
  resulting from operations .......................    (1,281)      1,429         (575)       3,274       2,125         426
                                                     --------     -------     --------     --------    --------     -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     3,155         761        7,853       12,169      12,970         730
                                                     --------     -------     --------     --------    --------     -------
 Less cost of units redeemed:
  Administrative charges ..........................       663         644        2,712        2,237         560         218
  Policy loans ....................................       150         101          440          422         894          52
  Surrender benefits ..............................       125         258          744          444         306          80
  Death benefits ..................................         5           1           27            8          11           3
                                                     --------     -------     --------     --------    --------     -------
                                                          943       1,004        3,923        3,111       1,771         353
                                                     --------     -------     --------     --------    --------     -------
  Increase (decrease) in net assets from
   capital unit transactions ......................     2,212        (243)       3,930        9,058      11,199         377
                                                     --------     -------     --------     --------    --------     -------
  Net increase (decrease) in net assets ...........       931       1,186        3,355       12,332      13,324         803
 Depositor's equity contribution
  (net redemption) ................................         0           0            0            0           0        (199)
Net Assets:
 Beginning of year ................................     7,013       5,827       26,416       14,084       3,411       2,807
                                                     --------     -------     --------     --------    --------     -------
 End of year ......................................  $  7,944     $ 7,013     $ 29,771     $ 26,416    $ 16,735     $ 3,411
                                                     ========     =======     ========     ========    ========     =======
Unit Activity:
 Units outstanding - beginning of year ............       475         489        1,468          919         322         304
 Units issued .....................................       474         672        1,064        1,292       1,432         258
 Units redeemed ...................................      (310)       (686)        (849)        (743)       (577)       (240)
                                                     --------     -------     --------     --------    --------     -------
 Units outstanding - end of year ..................       639         475        1,683        1,468       1,177         322
                                                     ========     =======     ========     ========    ========     =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                                WRL                        WRL                      WRL
                                                            J.P. Morgan               Goldman Sachs            Goldman Sachs
                                                      Real Estate Securities             Growth                  Small Cap
                                                            Subaccount                 Subaccount                Subaccount
                                                      -----------------------   -------------------------   --------------------
                                                           December 31,               December 31,              December 31,
                                                      -----------------------   -------------------------   --------------------
                                                          2000         1999         2000        1999(1)        2000      1999(1)
                                                      -----------   ---------   -----------   -----------   ---------   --------
Operations:
 Net investment income (loss) .....................     $    17       $   6       $     7       $    (2)     $   11      $  14
 Net gain (loss) on investment securities .........         345         (41)         (156)          110         (27)        20
                                                        -------       -----       -------       -------      ------      -----
 Net increase (decrease) in net assets
  resulting from operations .......................         362         (35)         (149)          108         (16)        34
                                                        -------       -----       -------       -------      ------      -----
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........       2,080         (26)        1,002           871         622        295
                                                        -------       -----       -------       -------      ------      -----
 Less cost of units redeemed:
  Administrative charges ..........................          86          19           123            18          52          5
  Policy loans ....................................          60           0            44             2           7          5
  Surrender benefits ..............................          36           1             8             7           2          0
  Death benefits ..................................           0           1             0             0           0          0
                                                        -------       -----       -------       -------      ------      -----
                                                            182          21           175            27          61         10
                                                        -------       -----       -------       -------      ------      -----
  Increase (decrease) in net assets from
   capital unit transactions ......................       1,898         (47)          827           844         561        285
                                                        -------       -----       -------       -------      ------      -----
  Net increase (decrease) in net assets ...........       2,260         (82)          678           952         545        319
 Depositor's equity contribution
  (net redemption) ................................        (411)          0           (28)           25         (27)        25
Net Assets:
 Beginning of year ................................         627         709           977             0         344          0
                                                        -------       -----       -------       -------      ------      -----
 End of year ......................................     $ 2,476       $ 627       $ 1,627       $   977      $  862      $ 344
                                                        =======       =====       =======       =======      ======      =====
Unit Activity:
 Units outstanding - beginning of year ............          78          84            87             0          31          0
 Units issued .....................................         816          67           161           106          80         41
 Units redeemed ...................................        (655)        (73)          (90)          (19)        (31)       (10)
                                                        -------       -----       -------       -------      ------      -----
 Units outstanding - end of year ..................         239          78           158            87          80         31
                                                        =======       =====       =======       =======      ======      =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                    WRL                   WRL
                                                         T. Rowe Price          T. Rowe Price            Salomon
                                                        Dividend Growth           Small Cap              All Cap
                                                          Subaccount             Subaccount             Subaccount
                                                    ----------------------- --------------------- ----------------------
                                                         December 31,           December 31,           December 31,
                                                    ----------------------- --------------------- ----------------------
                                                        2000      1999(1)       2000     1999(1)      2000      1999(1)
                                                    ----------- ----------- ----------- --------- ----------- ----------
Operations:
 Net investment income (loss) .....................   $    (4)    $    (1)    $     5    $   26     $    57     $   11
 Net gain (loss) on investment securities .........        87         (17)       (412)      162         161         15
                                                      -------     -------     -------    ------     -------     ------
 Net increase (decrease) in net assets
  resulting from operations .......................        83         (18)       (407)      188         218         26
                                                      -------     -------     -------    ------     -------     ------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........       516         499       2,291       727       7,892        344
                                                      -------     -------     -------    ------     -------     ------
 Less cost of units redeemed:
  Administrative charges ..........................        83           2         167        15         257          9
  Policy loans ....................................         7           0          27         0          76          3
  Surrender benefits ..............................         2           3          15         0          58          0
  Death benefits ..................................         0           0           0         0           0          0
                                                      -------     -------     -------    ------     -------     ------
                                                           92           5         209        15         391         12
                                                      -------     -------     -------    ------     -------     ------
  Increase (decrease) in net assets from
   capital unit transactions ......................       424         494       2,082       712       7,501        332
                                                      -------     -------     -------    ------     -------     ------
  Net increase (decrease) in net assets ...........       507         476       1,675       900       7,719        358
 Depositor's equity contribution
  (net redemption) ................................       (23)         25         (32)       25         (30)        25
Net Assets:
 Beginning of year ................................       501           0         925         0         383          0
                                                      -------     -------     -------    ------     -------     ------
 End of year ......................................   $   985     $   501     $ 2,568    $  925     $ 8,072     $  383
                                                      =======     =======     =======    ======     =======     ======
Unit Activity:
 Units outstanding - beginning of year ............        55           0          75         0          36          0
 Units issued .....................................       132          65         301       161         836         58
 Units redeemed ...................................       (88)        (10)       (146)      (86)       (229)       (22)
                                                      -------     -------     -------    ------     -------     ------
 Units outstanding - end of year ..................        99          55         230        75         643         36
                                                      =======     =======     =======    ======     =======     ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                                 WRL                          WRL
                                                            Pilgrim Baxter                  Dreyfus
                                                            Mid Cap Growth                  Mid Cap
                                                              Subaccount                  Subaccount
                                                      --------------------------   -------------------------
                                                             December 31,                December 31,
                                                      --------------------------   -------------------------
                                                          2000         1999(1)         2000        1999(1)
                                                      ------------   -----------   -----------   -----------
Operations:
 Net investment income (loss) .....................    $      81       $     5       $    20       $    (1)
 Net gain (loss) on investment securities .........      (16,860)        1,268            40            16
                                                       ---------       -------       -------       -------
 Net increase (decrease) in net assets
  resulting from operations .......................      (16,779)        1,273            60            15
                                                       ---------       -------       -------       -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........       55,513         3,885         1,562           297
                                                       ---------       -------       -------       -------
 Less cost of units redeemed:
  Administrative charges ..........................        2,546            37            96             0
  Policy loans ....................................        1,156            18            21             0
  Surrender benefits ..............................          323            30             4             0
  Death benefits ..................................           72             0             0             0
                                                       ---------       -------       -------       -------
                                                           4,097            85           121             0
                                                       ---------       -------       -------       -------
  Increase (decrease) in net assets from
   capital unit transactions ......................       51,416         3,800         1,441           297
                                                       ---------       -------       -------       -------
  Net increase (decrease) in net assets ...........       34,637         5,073         1,501           312
 Depositor's equity contribution
  (net redemption) ................................            0            (8)          (27)           25
Net Assets:
 Beginning of year ................................        5,065             0           337             0
                                                       ---------       -------       -------       -------
 End of year ......................................    $  39,702       $ 5,065       $ 1,811       $   337
                                                       =========       =======       =======       =======
Unit Activity:
 Units outstanding - beginning of year ............          317             0            33             0
 Units issued .....................................        4,015           412           311            52
 Units redeemed ...................................       (1,403)          (95)         (185)          (19)
                                                       ---------       -------       -------       -------
 Units outstanding - end of year ..................        2,929           317           159            33
                                                       =========       =======       =======       =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                                                  WRL              WRL             WRL
                                                              WRL                Great            Great           Great
                                                           Value Line         Companies -      Companies -     Companies -
                                                       Aggressive Growth       America(SM)    Technology(SM)    Global(2)
                                                           Subaccount         Subaccount       Subaccount       Subaccount
                                                      -------------------   --------------   --------------   -------------
                                                          December 31,       December 31,     December 31,     December 31,
                                                      -------------------   --------------   --------------   -------------
                                                            2000(1)             2000(1)          2000(1)         2000(1)
                                                      -------------------   --------------   --------------   -------------
Operations:
 Net investment income (loss) .....................        $     (4)           $    (28)        $    (13)       $     (1)
 Net gain (loss) on investment securities .........            (185)                715           (1,437)            (16)
                                                           --------            --------         --------        --------
 Net increase (decrease) in net assets
  resulting from operations .......................            (189)                687           (1,450)            (17)
                                                           --------            --------         --------        --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........           1,091               8,008            4,240             494
                                                           --------            --------         --------        --------
 Less cost of units redeemed:
  Administrative charges ..........................              19                 177               80               7
  Policy loans ....................................              16                 110               53               1
  Surrender benefits ..............................               0                 117               69               0
  Death benefits ..................................               0                   0                0               0
                                                           --------            --------         --------        --------
                                                                 35                 404              202               8
                                                           --------            --------         --------        --------
  Increase (decrease) in net assets from
   capital unit transactions ......................           1,056               7,604            4,038             486
                                                           --------            --------         --------        --------
  Net increase (decrease) in net assets ...........             867               8,291            2,588             469
 Depositor's equity contribution
  (net redemption) ................................             200                 200              200              25
Net Assets:
 Beginning of year ................................               0                   0                0               0
                                                           --------            --------         --------        --------
 End of year ......................................        $  1,067            $  8,491         $  2,788        $    494
                                                           ========            ========         ========        ========
Unit Activity:
 Units outstanding - beginning of year ............               0                   0                0               0
 Units issued .....................................             132                 878              557              63
 Units redeemed ...................................             (13)               (127)            (141)             (5)
                                                           --------            --------         --------        ---------
 Units outstanding - end of year ..................             119                 751              416              58
                                                           ========            ========         ========        ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands


                                                          WRL
                                                        Gabelli
                                                        Global        Fidelity VIP III     Fidelity VIP II   Fidelity VIP
                                                        Growth      Growth Opportunities    Contrafund(R)    Equity-Income
                                                      Subaccount         Subaccount           Subaccount      Subaccount
                                                    -------------- ---------------------- ----------------- --------------
                                                     December 31,       December 31,         December 31,    December 31,
                                                    -------------- ---------------------- ----------------- --------------
                                                        2000(1)            2000(1)             2000(1)          2000(1)
                                                    -------------- ---------------------- ----------------- --------------
Operations:
 Net investment income (loss) .....................    $     (1)          $    (2)             $    (3)        $     (1)
 Net gain (loss) on investment securities .........         (34)              (73)                 (48)              17
                                                       --------           -------              -------         --------
 Net increase (decrease) in net assets
  resulting from operations .......................         (35)              (75)                 (51)              16
                                                       --------           -------              -------         --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........       1,014               633                1,085              276
                                                       --------           -------              -------         --------
 Less cost of units redeemed:
  Administrative charges ..........................          33                14                   23                8
  Policy loans ....................................           0                 5                    5                2
  Surrender benefits ..............................           0                 2                    1                0
  Death benefits ..................................           0                 0                    0                0
                                                       --------           -------              -------         --------
                                                             33                21                   29               10
                                                       --------           -------              -------         --------
  Increase (decrease) in net assets from
   capital unit transactions ......................         981               612                1,056              266
                                                       --------           -------              -------         --------
  Net increase (decrease) in net assets ...........         946               537                1,005              282
 Depositor's equity contribution
  (net redemption) ................................          25                25                   25               25
Net Assets:
 Beginning of year ................................           0                 0                    0                0
                                                       --------           -------              -------         --------
 End of year ......................................    $    971           $   562              $ 1,030         $    307
                                                       ========           =======              =======         ========
Unit Activity:
 Units outstanding - beginning of year ............           0                 0                    0                0
 Units issued .....................................         123                76                  124               39
 Units redeemed ...................................         (16)              (10)                 (14)             (11)
                                                       --------           -------              -------         --------
 Units outstanding - end of year ..................         107                66                  110               28
                                                       ========           =======              =======         ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                      WRL J.P. Morgan Money Market Subaccount
                                                     --------------------------------------------------------------------------
                                                                                    December 31,
                                                     --------------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                     -------------- -------------- -------------- -------------- --------------
Accumulation unit value, beginning of year .........   $   17.49      $   16.83      $   16.13      $   15.45      $   14.83
                                                       ---------      ---------      ---------      ---------      ---------
 Income from operations:
  Net investment income (loss) .....................        0.90           0.66           0.70           0.68           0.62
  Net realized and unrealized gain (loss) on
   investment ......................................        0.00           0.00           0.00           0.00           0.00
                                                       ---------      ---------      ---------      ---------      ---------
   Net income (loss) from operations ...............        0.90           0.66           0.70           0.68           0.62
                                                       ---------      ---------      ---------      ---------      ---------
Accumulation unit value, end of year ...............   $   18.39      $   17.49      $   16.83      $   16.13      $   15.45
                                                       =========      =========      =========      =========      =========
Total return .......................................        5.17 %         3.92 %         4.36 %         4.37 %         4.17 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $  60,279      $  56,070      $  24,576      $  16,440      $  12,740
 Ratio of net investment income (loss) to average
  net assets .......................................        5.05 %         3.87 %         4.24 %         4.28 %         4.07 %

                                                                             WRL AEGON Bond Subaccount
                                                     -------------------------------------------------------------------------
                                                                                   December 31,
                                                     -------------------------------------------------------------------------
                                                          2000           1999          1998          1997            1996
                                                     -------------- ------------- ------------- -------------- ---------------
Accumulation unit value, beginning of year .........    $  22.01       $ 22.89       $ 21.12      $   19.53       $   19.67
                                                        --------       -------       -------      ---------       ---------
 Income from operations:
  Net investment income (loss) .....................        1.04          1.13          1.01           1.01            0.99
  Net realized and unrealized gain (loss) on
   investment ......................................        1.14         (2.01)         0.76           0.58           (1.13)
                                                        --------       -------       -------      ---------       ---------
   Net income (loss) from operations ...............        2.18         (0.88)         1.77           1.59           (0.14)
                                                        --------       -------       -------      ---------       ---------
Accumulation unit value, end of year ...............    $  24.19       $ 22.01       $ 22.89      $   21.12       $   19.53
                                                        ========       =======       =======      =========       =========
Total return .......................................        9.90 %       (3.81)%        8.34 %         8.18 %         (0.75)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 25,935       $27,129       $24,934      $  17,657       $  11,585
 Ratio of net investment income (loss) to average
  net assets .......................................        4.58 %        5.10 %        4.58 %         5.06 %          5.34 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                             WRL Janus Growth Subaccount
                                                     ---------------------------------------------------------------------------
                                                                                    December 31,
                                                     ---------------------------------------------------------------------------
                                                          2000            1999            1998           1997           1996
                                                     -------------- ---------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $ 145.70       $    92.07       $  56.48       $  48.48      $  41.47
                                                        --------       ----------       --------       --------      --------
 Income from operations:
  Net investment income (loss) .....................       16.41            25.03           0.13           5.83          2.88
  Net realized and unrealized gain (loss) on
   investment ......................................      (59.50)           28.60          35.46           2.17          4.13
                                                        --------       ----------       --------       --------      --------
   Net income (loss) from operations ...............      (43.09)           53.63          35.59           8.00          7.01
                                                        --------       ----------       --------       --------      --------
Accumulation unit value, end of year ...............    $ 102.61       $   145.70       $  92.07       $  56.48      $  48.48
                                                        ========       ==========       ========       ========      ========
Total return .......................................      (29.58)%          58.25 %        63.01 %        16.50 %       16.91 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $961,015       $1,353,957       $798,027       $450,271      $349,491
 Ratio of net investment income (loss) to average
  net assets .......................................       11.75 %          22.67 %         0.19 %        10.84 %        6.41 %

                                                                             WRL Janus Global Subaccount
                                                     ---------------------------------------------------------------------------
                                                                                    December 31,
                                                     ---------------------------------------------------------------------------
                                                          2000            1999            1998           1997           1996
                                                     -------------- ---------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $  38.91       $    22.94       $  17.80       $  15.13       $ 11.95
                                                        --------       ----------       --------       --------       -------
 Income from operations:
  Net investment income (loss) .....................        7.93             2.44           0.82           2.30          1.50
  Net realized and unrealized gain (loss) on
   investment ......................................      (15.05)           13.53           4.32           0.37          1.68
                                                        --------       ----------       --------       --------       -------
   Net income (loss) from operations ...............       (7.12)           15.97           5.14           2.67          3.18
                                                        --------       ----------       --------       --------       -------
Accumulation unit value, end of year ...............    $  31.79       $    38.91       $  22.94       $  17.80       $ 15.13
                                                        ========       ==========       ========       ========       =======
Total return .......................................      (18.28)%          69.58 %        28.86 %        17.69 %       26.60 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 410,109      $  451,498       $233,256       $145,017       $83,159
 Ratio of net investment income (loss) to average
  net assets .......................................       20.55 %           9.07 %         3.92 %        13.39 %       11.09 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                      WRL LKCM Strategic Total Return
                                                                Subaccount
                                                     ---------------------------------
                                                               December 31,
                                                     ---------------------------------
                                                           2000             1999
                                                     ---------------- ----------------
Accumulation unit value, beginning of year .........    $    22.82       $    20.55
                                                        ----------       ----------
 Income from operations:
  Net investment income (loss) .....................          1.63             1.68
  Net realized and unrealized gain (loss) on
    investment .....................................         (2.68)            0.59
                                                        ----------       ----------
    Net income (loss) from operations ..............         (1.05)            2.27
                                                        ----------       ----------
Accumulation unit value, end of year ...............    $    21.77       $    22.82
                                                        ==========       ==========
Total return .......................................         (4.62)%          11.07 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $   98,466       $  106,665
 Ratio of net investment income (loss) to average
  net assets .......................................          7.43 %           7.93 %

                                                     WRL LKCM Strategic Total Return Subaccount
                                                     -------------------------------------------
                                                                    December 31,
                                                     -------------------------------------------
                                                          1998           1997           1996
                                                     -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $  18.91       $  15.66      $  13.74
                                                        --------       --------      --------
 Income from operations:
  Net investment income (loss) .....................        0.71           1.56          0.82
  Net realized and unrealized gain (loss) on
    investment .....................................        0.93           1.69          1.10
                                                        --------       --------      --------
    Net income (loss) from operations ..............        1.64           3.25          1.92
                                                        --------       --------      --------
Accumulation unit value, end of year ...............    $  20.55       $  18.91      $  15.66
                                                        ========       ========      ========
Total return .......................................        8.66 %        20.77 %       13.97 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 98,926       $ 80,753      $ 55,900
 Ratio of net investment income (loss) to average
  net assets .......................................        3.67 %         8.89 %        5.76 %

                                                                        WRL VKAM Emerging Growth Subaccount
                                                     --------------------------------------------------------------------------
                                                                                    December 31,
                                                     --------------------------------------------------------------------------
                                                          2000            1999           1998           1997           1996
                                                     -------------- --------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $  64.99      $    31.96       $  23.48       $  19.51      $  16.56
                                                        --------      ----------       --------       --------      --------
 Income from operations:
  Net investment income (loss) .....................       16.83            9.32           0.91           2.20          0.82
  Net realized and unrealized gain (loss) on
   investment ......................................      (25.08)          23.71           7.57           1.77          2.13
                                                        --------      ----------       --------       --------      --------
   Net income (loss) from operations ...............       (8.25)          33.03           8.48           3.97          2.95
                                                        --------      ----------       --------       --------      --------
Accumulation unit value, end of year ...............    $  56.74      $    64.99       $  31.96       $  23.48      $  19.51
                                                        ========      ==========       ========       ========      ========
Total return .......................................      (12.70)%        103.33 %        36.11 %        20.37 %       17.82 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 580,202     $  608,130       $262,665       $164,702      $107,925
 Ratio of net investment income (loss) to average
  net assets .......................................       23.62 %         23.19 %         3.44 %        10.18 %        4.51 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                      WRL Alger Aggressive Growth Subaccount
                                                     ------------------------------------------------------------------------
                                                                                   December 31,
                                                     ------------------------------------------------------------------------
                                                          2000           1999           1998           1997          1996
                                                     -------------- -------------- -------------- ------------- -------------
Accumulation unit value, beginning of year .........    $  44.67       $  26.67       $  18.10       $ 14.70       $ 13.43
                                                        --------       --------       --------       -------       -------
 Income from operations:
  Net investment income (loss) .....................        4.76           4.90           1.33          1.75          0.36
  Net realized and unrealized gain (loss) on
   investment ......................................      (19.03)         13.10           7.24          1.65          0.91
                                                        --------       --------       --------       -------       -------
   Net income (loss) from operations ...............      (14.27)         18.00           8.57          3.40          1.27
                                                        --------       --------       --------       -------       -------
Accumulation unit value, end of year ...............    $  30.40       $  44.67       $  26.67       $ 18.10       $ 14.70
                                                        ========       ========       ========       =======       =======
Total return .......................................      (31.94)%        67.52 %        47.36 %       23.14 %        9.46 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $280,172       $354,178       $177,857       $94,652       $54,408
 Ratio of net investment income (loss) to average
  net assets .......................................       11.65 %        15.54 %         6.20 %       10.26 %        2.65 %

                                                                           WRL AEGON Balanced Subaccount
                                                     -------------------------------------------------------------------------
                                                                                   December 31,
                                                     -------------------------------------------------------------------------
                                                           2000           1999           1998           1997          1996
                                                     --------------- -------------- -------------- ------------- -------------
Accumulation unit value, beginning of year .........    $   15.33       $  15.02       $  14.17       $ 12.21       $ 11.13
                                                        ---------       --------       --------       -------       -------
 Income from operations:
  Net investment income (loss) .....................         0.17           0.19           0.25          1.55          0.36
  Net realized and unrealized gain (loss) on
   investment ......................................         0.58           0.12           0.60          0.41          0.72
                                                        ---------       --------       --------       -------       -------
   Net income (loss) from operations ...............         0.75           0.31           0.85          1.96          1.08
                                                        ---------       --------       --------       -------       -------
Accumulation unit value, end of year ...............    $   16.08       $  15.33       $  15.02       $ 14.17       $ 12.21
                                                        =========       ========       ========       =======       =======
Total return .......................................         4.88 %         2.11 %         5.98 %       16.06 %        9.73 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  20,952       $ 18,183       $ 14,864       $10,716       $ 6,418
 Ratio of net investment income (loss) to average
  net assets .......................................         1.10 %         1.26 %         1.76 %       11.62 %        3.18 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                   WRL Federated Growth & Income Subaccount
                                                     ---------------------------------------------------------------------
                                                                                 December 31,
                                                     ---------------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                     ------------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........    $ 15.57       $ 16.44       $ 16.09       $ 13.03       $ 11.77
                                                        -------       -------       -------       -------       -------
 Income from operations:
  Net investment income (loss) .....................       0.85          1.05          0.77          2.61          0.76
  Net realized and unrealized gain (loss) on
   investment ......................................       3.51         (1.92)        (0.42)         0.45          0.50
                                                        -------       -------       -------       -------       -------
   Net income (loss) from operations ...............       4.36         (0.87)         0.35          3.06          1.26
                                                        -------       -------       -------       -------       -------
Accumulation unit value, end of year ...............    $ 19.93       $ 15.57       $ 16.44       $ 16.09       $ 13.03
                                                        =======       =======       =======       =======       =======
Total return .......................................      28.01 %       (5.31)%        2.13 %       23.54 %       10.64 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $26,883       $17,389       $16,047       $ 9,063       $ 5,501
 Ratio of net investment income (loss) to average
  net assets .......................................       5.00 %        6.51 %        4.83 %       18.50 %        6.38 %

                                                                     WRL Dean Asset Allocation Subaccount
                                                     ---------------------------------------------------------------------
                                                                                 December 31,
                                                     ---------------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                     ------------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........    $ 15.66       $ 16.74       $ 15.60       $ 13.50       $ 11.90
                                                        -------       -------       -------       -------       -------
 Income from operations:
  Net investment income (loss) .....................       1.20          0.41          1.58          1.20          0.53
  Net realized and unrealized gain (loss) on
   investment ......................................       1.33         (1.49)        (0.44)         0.90          1.07
                                                        -------       -------       -------       -------       -------
   Net income (loss) from operations ...............       2.53         (1.08)         1.14          2.10          1.60
                                                        -------       -------       -------       -------       -------
Accumulation unit value, end of year ...............    $ 18.19       $ 15.66       $ 16.74       $ 15.60       $ 13.50
                                                        =======       =======       =======       =======       =======
Total return .......................................      16.16 %       (6.48)%        7.36 %       15.55 %       13.40 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $34,213       $33,317       $39,904       $29,123       $17,946
 Ratio of net investment income (loss) to average
  net assets .......................................       7.33 %        2.50 %        9.69 %        8.14 %        4.35 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                       WRL C.A.S.E. Growth Subaccount
                                                     -------------------------------------------------------------------
                                                                                December 31,
                                                     -------------------------------------------------------------------
                                                         2000         1999          1998          1997        1996(1)
                                                     ----------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year ......... $  16.60       $ 12.51       $ 12.32       $ 10.81      $  10.00
                                                     --------       -------       -------       -------      --------
 Income from operations:
  Net investment income (loss) .....................     2.56          1.52          1.24          1.51          0.37
  Net realized and unrealized gain (loss) on
   investment ......................................    (6.12)         2.57         (1.05)         0.00          0.44
                                                     --------       -------       -------       -------      --------
   Net income (loss) from operations ...............    (3.56)         4.09          0.19          1.51          0.81
                                                     --------       -------       -------       -------      --------
Accumulation unit value, end of year ............... $  13.04       $ 16.60       $ 12.51       $ 12.32      $  10.81
                                                     ========       =======       =======       =======      ========
Total return .......................................   (21.42)%       32.65 %        1.56 %       14.00 %        8.09 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......... $ 22,344       $27,509       $17,730      $ 11,946      $  4,466
 Ratio of net investment income (loss) to average
  net assets .......................................    16.28 %       10.16 %       10.21 %       12.65 %        6.11 %

                                                                       WRL NWQ Value Equity Subaccount
                                                     --------------------------------------------------------------------
                                                                                 December 31,
                                                     --------------------------------------------------------------------
                                                          2000          1999         1998          1997        1996(1)
                                                     ------------- ------------- ------------ ------------- -------------
Accumulation unit value, beginning of year .........   $  14.08       $ 13.16      $ 13.94       $ 11.25      $  10.00
                                                       --------       -------      -------       -------      --------
 Income from operations:
  Net investment income (loss) .....................       0.23          0.20         0.95          0.14          0.05
  Net realized and unrealized gain (loss) on
   investment ......................................       1.76          0.72        (1.73)         2.55          1.20
                                                       --------       -------      -------       -------      --------
   Net income (loss) from operations ...............       1.99          0.92        (0.78)         2.69          1.25
                                                       --------       -------      -------       -------      --------
Accumulation unit value, end of year ...............   $  16.07       $ 14.08      $ 13.16       $ 13.94      $  11.25
                                                       ========       =======      =======       =======      ========
Total return .......................................      14.17 %        6.98 %      (5.63)%       23.93 %       12.51 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 28,888       $26,678     $ 26,083       $26,714      $  8,887
 Ratio of net investment income (loss) to average
  net assets .......................................       1.58 %        1.42 %       6.84 %        1.05 %        0.77 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                 WRL GE International Equity Subaccount
                                                       ----------------------------------------------------------
                                                                              December 31,
                                                       ----------------------------------------------------------
                                                           2000            1999           1998          1997(1)
                                                       ------------   -------------   ------------   ------------
Accumulation unit value, beginning of year .........   $  14.76       $ 11.92          $ 10.65         $  10.00
                                                       --------       -------          --------        --------
 Income from operations:
  Net investment income (loss) .....................       2.00          0.62            (0.09)           (0.03)
  Net realized and unrealized gain (loss) on
   investment ......................................      (4.33)         2.22             1.36             0.68
                                                       --------       -------          --------        --------
   Net income (loss) from operations ...............      (2.33)         2.84             1.27             0.65
                                                       --------       -------          --------        --------
Accumulation unit value, end of year ...............   $  12.43       $ 14.76          $ 11.92         $  10.65
                                                       ========       =======          ========        ========
Total return .......................................     (15.75)%       23.84 %          11.84 %           6.54 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $  7,944       $ 7,013          $ 5,827         $  2,289
 Ratio of net investment income (loss) to average
  net assets .......................................      14.54 %        5.09 %          (0.81)%          (0.28)%

                                                                      WRL GE U.S. Equity Subaccount
                                                       ------------------------------------------------------------
                                                                               December 31,
                                                       ------------------------------------------------------------
                                                           2000            1999            1998          1997(1)
                                                       ------------   -------------   -------------   -------------
Accumulation unit value, beginning of year .........   $  17.99         $  15.33        $  12.59      $ 10.00
                                                       --------         --------        --------      -------
 Income from operations:
  Net investment income (loss) .....................       0.68             1.38            0.73         0.99
  Net realized and unrealized gain (loss) on
   investment ......................................      (0.98)            1.28            2.01         1.60
                                                       --------         --------        --------      -------
   Net income (loss) from operations ...............      (0.30)            2.66            2.74         2.59
                                                       --------         --------        --------      -------
Accumulation unit value, end of year ...............   $  17.69         $  17.99        $  15.33      $ 12.59
                                                       ========         ========        ========      =======
Total return .......................................      (1.67)%          17.35 %         21.78 %      25.89 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $  29,771         $26,416        $ 14,084      $ 3,258
 Ratio of net investment income (loss) to average
  net assets .......................................        3.81 %          8.27 %          5.30 %       8.28 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                            WRL
                                                                       Third Avenue
                                                                           Value
                                                                        Subaccount
                                                       ---------------------------------------------
                                                                       December 31,
                                                       ---------------------------------------------
                                                            2000            1999          1998(1)
                                                       -------------   -------------   -------------
Accumulation unit value, beginning of year .........      $ 10.59        $   9.23        $  10.00
                                                          -------        --------        --------
 Income from operations:
  Net investment income (loss) .....................         0.60            0.19           (0.05)
  Net realized and unrealized gain (loss) on
   investment ......................................         3.03            1.17           (0.72)
                                                          -------        --------        --------
   Net income (loss) from operations ...............         3.63            1.36           (0.77)
                                                          -------        --------        --------
Accumulation unit value, end of year ...............      $ 14.22        $  10.59        $   9.23
                                                          =======        ========        ========
Total return .......................................        34.26 %         14.68 %         (7.67)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $16,735        $  3,411        $  2,807
 Ratio of net investment income (loss) to average
  net assets .......................................         4.53 %          1.98 %         (0.52)%

                                                                           WRL
                                                                       J.P. Morgan
                                                                  Real Estate Securities
                                                                        Subaccount
                                                       --------------------------------------------
                                                                       December 31,
                                                       --------------------------------------------
                                                            2000           1999          1998(1)
                                                       -------------   ------------   -------------
Accumulation unit value, beginning of year .........     $   8.06        $  8.46        $  10.00
                                                         --------        -------        --------
 Income from operations:
  Net investment income (loss) .....................         0.10           0.07           (0.05)
  Net realized and unrealized gain (loss) on
   investment ......................................         2.20          (0.47)          (1.49)
                                                         --------        -------        --------
   Net income (loss) from operations ...............         2.30          (0.40)          (1.54)
                                                         --------        -------        --------
Accumulation unit value, end of year ...............     $  10.36        $  8.06        $   8.46
                                                         ========        =======        ========
Total return .......................................        28.46 %        (4.63)%        (15.44)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $  2,476        $   627        $    709
 Ratio of net investment income (loss) to average
  net assets .......................................         1.07 %         0.95 %         (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                 WRL                       WRL
                                                            Goldman Sachs             Goldman Sachs
                                                               Growth                   Small Cap
                                                             Subaccount                 Subaccount
                                                      ------------------------- --------------------------
                                                            December 31,               December 31,
                                                      ------------------------- --------------------------
                                                          2000        1999(1)       2000        1999(1)
                                                      ------------ ------------ ------------ -------------
Accumulation unit value, beginning of year ..........   $ 11.29      $ 10.00      $ 10.92      $  10.00
                                                        -------      -------      -------      --------
 Income from operations:
  Net investment income (loss) ......................      0.06        (0.05)        0.22          0.76
  Net realized and unrealized gain (loss) on
    investment ......................................     (1.06)        1.34        (0.34)         0.16
                                                        -------      -------      -------      --------
   Net income (loss) from operations ................     (1.00)        1.29        (0.12)         0.92
                                                        -------      -------      -------      --------
Accumulation unit value, end of year ................   $ 10.29      $ 11.29      $ 10.80      $  10.92
                                                        =======      =======      =======      ========
Total return ........................................     (8.84)%      12.91 %      (1.15)%        9.23 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........   $ 1,627      $   977      $   862      $    344
 Ratio of net investment income (loss) to average
  net assets ........................................      0.59 %      (0.90)%       2.00 %       15.66 %

                                                                  WRL
                                                             T. Rowe Price
                                                            Dividend Growth
                                                              Subaccount
                                                      ---------------------------
                                                             December 31,
                                                      ---------------------------
                                                           2000         1999(1)
                                                      -------------- ------------
Accumulation unit value, beginning of year ..........   $     9.16     $ 10.00
                                                        ----------     -------
 Income from operations:
  Net investment income (loss) ......................        (0.04)      (0.04)
  Net realized and unrealized gain (loss) on
    investment ......................................         0.86       (0.80)
                                                        ----------     -------
   Net income (loss) from operations ................         0.82       (0.84)
                                                        ----------     -------
Accumulation unit value, end of year ................   $     9.98     $  9.16
                                                        ==========     =======
Total return ........................................         8.89 %     (8.37)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........   $      985     $   501
 Ratio of net investment income (loss) to average
  net assets ........................................        (0.42)%     (0.90)%

                                                             WRL                         WRL
                                                        T. Rowe Price                  Salomon
                                                          Small Cap                    All Cap
                                                          Subaccount                 Subaccount
                                                  -------------------------- ---------------------------
                                                         December 31,               December 31,
                                                  -------------------------- ---------------------------
                                                      2000        1999(1)         2000        1999(1)
                                                  ------------ ------------- ------------- -------------
Accumulation unit value, beginning of year ......   $ 12.31      $  10.00      $  10.70      $  10.00
                                                    -------      --------      --------      --------
 Income from operations:
  Net investment income (loss) ..................      0.04          0.41          0.23          0.40
  Net realized and unrealized gain (loss) on
    investment ..................................     (1.18)         1.90          1.62          0.30
                                                    -------      --------      --------      --------
   Net income (loss) from operations ............     (1.14)         2.31          1.85          0.70
                                                    -------      --------      --------      --------
Accumulation unit value, end of year ............   $ 11.17      $  12.31      $  12.55      $  10.70
                                                    =======      ========      ========      ========
Total return ....................................     (9.27)%       23.09 %       17.24 %        7.02 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $ 2,568      $    925      $  8,072      $    383
 Ratio of net investment income (loss) to average
  net assets ....................................      0.29 %        8.13 %        1.91 %        8.07 %

                                                              WRL
                                                        Pilgrim Baxter
                                                        Mid Cap Growth
                                                          Subaccount
                                                  ---------------------------
                                                          December 31
                                                  ---------------------------
                                                       2000        1999(1)
                                                  ------------- -------------
Accumulation unit value, beginning of year ......   $   15.98     $  10.00
                                                    ---------     --------
 Income from operations:
  Net investment income (loss) ..................        0.04         0.04
  Net realized and unrealized gain (loss) on
    investment ..................................       (2.46)        5.94
                                                    ---------     --------
   Net income (loss) from operations ............       (2.42)        5.98
                                                    ---------     --------
Accumulation unit value, end of year ............   $   13.56     $  15.98
                                                    =========     ========
Total return ....................................      (15.16)%      59.78 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......      39,702     $  5,065
 Ratio of net investment income (loss) to average
  net assets ....................................        0.25 %       0.62 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                    WRL                        WRL                   WRL
                                                                  Dreyfus                   Value Line        Great Companies -
                                                                  Mid Cap               Aggressive Growth         America(SM)
                                                                Subaccount                  Subaccount           Subaccount
                                                       -----------------------------   -------------------   ------------------
                                                               December 31,                December 31,         December 31,
                                                       -----------------------------   -------------------   ------------------
                                                            2000           1999(1)           2000(1)               2000(1)
                                                       --------------   ------------   -------------------   ------------------
Accumulation unit value, beginning of year .........     $   10.14        $ 10.00           $  10.00              $ 10.00
                                                         ---------        -------           --------              -------
 Income from operations:
  Net investment income (loss) .....................          0.23          (0.04)             (0.06)               (0.06)
  Net realized and unrealized gain (loss) on
   investment ......................................          0.98           0.18              (0.96)                1.37
                                                         ---------        -------           --------              -------
   Net income (loss) from operations ...............          1.21           0.14              (1.02)                1.31
                                                         ---------        -------           --------              -------
Accumulation unit value, end of year ...............     $   11.35        $ 10.14           $   8.98              $ 11.31
                                                         =========        =======           ========              =======
Total return .......................................         11.91 %         1.44 %           (10.24)%              13.12 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $   1,811        $   337           $  1,067              $ 8,491
 Ratio of net investment income (loss) to average
  net assets .......................................          2.02 %        (0.90)%            (0.90)%              (0.90)%

                                                              WRL                   WRL                 WRL
                                                       Great Companies -     Great Companies -        Gabelli
                                                          Technology(SM)          Global(2)        Global Growth
                                                           Subaccount            Subaccount         Subaccount
                                                      -------------------   -------------------   --------------
                                                          December 31,          December 31,       December 31,
                                                      -------------------   -------------------   --------------
                                                            2000(1)               2000(1)             2000(1)
                                                      -------------------   -------------------   --------------
Accumulation unit value, beginning of year ..........      $  10.00              $  10.00            $ 10.00
                                                           --------              --------            -------
 Income from operations:
  Net investment income (loss) ......................         (0.05)                (0.03)             (0.03)
  Net realized and unrealized gain (loss) on
   investment .......................................         (3.25)                (1.45)             (0.90)
                                                           --------              --------            -------
   Net income (loss) from operations ................         (3.30)                (1.48)             (0.93)
                                                           --------              --------            -------
Accumulation unit value, end of year ................      $   6.70              $   8.52            $  9.07
                                                           ========              ========            =======
Total return ........................................        (33.01)%              (14.84)%            (9.27)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........      $  2,788              $    494            $   971
 Ratio of net investment income (loss) to average
  net assets ........................................         (0.90)%               (0.90)%            (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                          Fidelity VIP III       Fidelity VIP II     Fidelity VIP
                                                        Growth Opportunities      Contrafund(R)      Equity-Income
                                                             Subaccount             Subaccount        Subaccount
                                                       ----------------------   -----------------   --------------
                                                            December 31,           December 31,      December 31,
                                                       ----------------------   -----------------   --------------
                                                               2000(1)               2000(1)            2000(1)
                                                       ----------------------   -----------------   --------------
Accumulation unit value, beginning of year .........          $  10.00               $ 10.00           $ 10.00
                                                              --------               -------           -------
 Income from operations:
  Net investment income (loss) .....................             (0.06)                (0.06)            (0.06)
  Net realized and unrealized gain (loss) on
   investment ......................................             (1.38)                (0.56)             1.05
                                                              --------               -------           -------
   Net income (loss) from operations ...............             (1.44)                (0.62)             0.99
                                                              --------               -------           -------
Accumulation unit value, end of year ...............          $   8.56               $  9.38           $ 10.99
                                                              ========               =======           =======
Total return .......................................            (14.36)%               (6.16)%            9.91 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........          $    562               $ 1,030           $   307
 Ratio of net investment income (loss) to average
  net assets .......................................             (0.90)%               (0.90)%           (0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Notes to the Financial Statements
At December 31, 2000

NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING POLICIES
The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains thirty-one investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a fund, which collectively is referred to as the "Fund". WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

WRL Series Fund, Inc.
    WRL J.P. Morgan Money Market
    WRL AEGON Bond
    WRL Janus Growth
    WRL Janus Global
    WRL LKCM Strategic Total Return
    WRL VKAM Emerging Growth
    WRL Alger Aggressive Growth
    WRL AEGON Balanced
    WRL Federated Growth & Income
    WRL Dean Asset Allocation
    WRL C.A.S.E. Growth
    WRL NWQ Value Equity
    WRL GE International Equity
     (formerly WRL GE/Scottish Equitable
       International Equity)
    WRL GE U.S. Equity
    WRL Third Avenue Value
    WRL J.P. Morgan Real Estate Securities
    WRL Goldman Sachs Growth
    WRL Goldman Sachs Small Cap
    WRL T. Rowe Price Dividend Growth
    WRL T. Rowe Price Small Cap
    WRL Salomon All Cap
    WRL Pilgrim Baxter Mid Cap Growth
    WRL Dreyfus Mid Cap
    WRL Value Line Aggressive Growth
    WRL Great Companies - America(SM)

WRL Series Fund, Inc. (continued)

    WRL Great Companies - Technology(SM)
    WRL Great Companies - Global(2)
    WRL Gabelli Global Growth

Variable Insurance Products Fund III (VIP III)

    Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")

Variable Insurance Products Fund II (VIP II)

    Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)

    Fidelity VIP Equity-Income Portfolio - Service Class 2 (Referred to as "Fidelity VIP Equity-Income")

The WRL Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. WRL Management is a wholly-owned subsidiary of WRL.

Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management. The other three Funds have each entered into a participation agreement for their respective Portfolio among the Fund, its adviser, and WRL.

Each period reported on within the Annual Report reflects a full twelve-month period, except as follows:

Subaccount                                  Inception Date
----------------------------------------   ---------------
WRL C.A.S.E. Growth                            05/01/1996
WRL NWQ Value Equity                           05/01/1996
WRL GE International Equity
 (formerly WRL GE/Scottish Equitable
 International Equity)                         01/02/1997
WRL GE U.S. Equity                             01/02/1997
WRL Third Avenue Value                         01/02/1998
WRL J.P. Morgan Real Estate Securities         05/01/1998
WRL Goldman Sachs Growth                       07/01/1999
WRL Goldman Sachs Small Cap                    07/01/1999
WRL T. Rowe Price Dividend Growth              07/01/1999
WRL T. Rowe Price Small Cap                    07/01/1999

WRL Series Life Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 1 -- (continued)

Subaccount (continued)                     Inception Date
---------------------------------------   ---------------
WRL Salomon All Cap                           07/01/1999
WRL Pilgrim Baxter Mid Cap Growth             07/01/1999
WRL Dreyfus Mid Cap                           07/01/1999
WRL Value Line Aggressive Growth              05/01/2000
WRL Great Companies - America(SM)             05/01/2000
WRL Great Companies - Technology(SM)          05/01/2000
WRL Great Companies - Global(2)               09/01/2000
WRL Gabelli Global Growth                     09/01/2000
Fidelity VIP III Growth Opportunities         05/01/2000
Fidelity VIP II Contrafund(R)                 05/01/2000
Fidelity VIP Equity-Income                    05/01/2000

Effective September 1, 2000, the WRL Janus Global subaccount is not available for investment to new policy owners. The subaccount remains open to the policy owners who purchased the Policy before September 1, 2000.

On May 1, 2000 and September 1, 2000, WRL made initial contributions totaling $ 675,000 and $ 50,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

Subaccount                                 Contribution     Units
---------------------------------------   --------------   -------
May 1, 2000:
WRL Value Line Aggressive Growth          $ 200,000        20,000
WRL Great Companies - America(SM)           200,000        20,000
WRL Great Companies - Technology(SM)        200,000        20,000
Fidelity VIP III Growth Opportunities        25,000        2,500
Fidelity VIP II Contrafund(R)                25,000        2,500
Fidelity VIP Equity-Income                   25,000        2,500
September 1, 2000:
WRL Great Companies - Global(2)              25,000        2,500
WRL Gabelli Global Growth                    25,000        2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against Policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90 % of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in

WRL Series Life Account
Notes to the Financial Statements (continued)
At December 31, 2000

connection with issuance and administration of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended December 31, 2000 are as follows (in thousands):

                                           Purchases              Proceeds
                                              of                 from Sales
Subaccount                                Securities           of Securities
----------------------------------   --------------------   -------------------
WRL J.P. Morgan Money Market            $   638,618              $ 636,655
WRL AEGON Bond                                4,135                  6,597
WRL Janus Growth                            243,926                 80,714
WRL Janus Global                            163,941                 13,299
WRL LKCM Strategic Total Return              13,451                  9,338
WRL VKAM Emerging Growth                    816,363                582,058
WRL Alger Aggressive Growth                 106,886                 11,655
WRL AEGON Balanced                            3,704                  1,678
WRL Federated Growth & Income                10,936                  5,680
WRL Dean Asset Allocation                     5,321                  6,820
WRL C.A.S.E. Growth                          11,454                  6,201
WRL NWQ Value Equity                          5,542                  6,294
WRL GE International Equity                   5,524                  2,162

                                           Purchases              Proceeds
                                              of                 from Sales
Subaccount                                Securities           of Securities
----------------------------------   --------------------   -------------------
WRL GE U.S. Equity                        $     9,487       $   4,466
WRL Third Avenue Value                         14,811           3,442
WRL J.P. Morgan Real Estate
  Securities                                    7,113           5,626
WRL Goldman Sachs Growth                        1,393             609
WRL Goldman Sachs Small Cap                       736             224
WRL T. Rowe Price Dividend
  Growth                                        1,002             595
WRL T. Rowe Price Small Cap                     2,912             883
WRL Salomon All Cap                             8,645           1,108
WRL Pilgrim Baxter Mid Cap
  Growth                                       56,247           4,861
WRL Dreyfus Mid Cap                             2,964           1,516
WRL Value Line Aggressive Growth                1,336              84
WRL Great Companies -
  America(SM)                                   8,220             449
WRL Great Companies -
  Technology(SM)                                4,615             394
WRL Great Companies - Global(2)                   515               9
WRL Gabelli Global Growth                       1,003               9
Fidelity VIP III Growth
  Opportunities                                   695              60
Fidelity VIP II Contrafund(R)                   1,152              74
Fidelity VIP Equity-Income                        394             104

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheet -- Statutory Basis
           (Dollars in thousands, except per share amounts)(Unaudited)
                              As of March 31, 2001


Admitted assets
Cash and invested assets:
 Cash and short-term investments                                  $    7,008
 Bonds                                                                90,971
 Common stock, at market                                               5,009
 Mortgage loans on real estate                                        13,986
  Home office properties, at cost less accumulated depreciation       33,425
  Investment properties                                               10,741
  Policy loans                                                       292,390
  Other invested assets                                               14,136
                                                                  ----------
Total cash and invested assets                                       467,666

Federal and foreign income tax recoverable                            40,119
Premiums deferred and uncollected                                      1,348
Accrued investment income                                              1,556
Transfers from separate accounts due or accrued                      422,077
Cash surrender value of life insurance policies                       50,383
Other assets                                                          14,098
Separate account assets                                            8,414,744
                                                                  ----------
Total admitted assets                                             $9,411,991
                                                                  ==========

Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                               411,425
  Annuity                                                            331,538
 Policy and contract claim reserves                                   16,366
 Other policyholders' funds                                           12,565
 Remittances and items not allocated                                  13,388
 Asset valuation reserve                                               4,791
 Interest maintenance reserve                                          5,915
 Short-term note payable to affiliate                                 41,700
 Payable for securities                                                3,691
 Other liabilities                                                    50,454
 Separate account liabilities                                      8,410,157
                                                                   ---------
Total liabilities                                                  9,301,990

Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares
  authorized, 2,500,000 issued and outstanding                         2,500
 Paid-in surplus                                                     120,107
 Unassigned surplus                                                  (12,606)
                                                                   ---------
Total capital and surplus                                            110,001
                                                                   ---------
Total liabilities and capital and surplus                         $9,411,991
                                                                  ==========

                   Western Reserve Life Assurance Co. of Ohio

                   Statement of Operations -- Statutory Basis
                        (Dollars in thousands)(Unaudited)
                    for the Three Months Ended March 31, 2001


Revenues:
 Premiums and other considerations, net of reinsurance:
  Life                                                             $ 185,816
  Annuity                                                            203,336
 Net investment income                                                10,777
 Amortization of interest maintenance reserve                            399
 Commissions and expense allowances on reinsurance ceded                 505
 Income from fees associated with investment
   management, administration and contract guarantees for
   separate accounts                                                   5,508
 Other income                                                          4,865
                                                                   ---------
                                                                     411,206
Benefits and expenses:
 Benefits paid or provided for:
  Life                                                                14,948
  Surrender benefits                                                 218,338
  Other benefits                                                      11,228
  Increase (decrease) in aggregate reserves for policies
    and contracts:
   Life                                                               10,730
   Annuity                                                            43,168
                                                                   ---------
                                                                     298,412
Insurance expenses:
 Commissions                                                          53,597
 General insurance expenses                                           25,891
 Taxes, licenses and fees                                              6,198
 Transfer to separate accounts                                       101,984
 Other                                                                   122
                                                                   ---------
                                                                     187,792
                                                                   ---------
                                                                     486,204
                                                                   ---------
Loss from operations before federal income tax
 benefit and net realized capital gains (losses)
 on investments                                                      (74,998)
Federal and foreign income tax benefit                               (27,053)
                                                                   ---------
Loss from operations before net realized capital gains
 on investments                                                      (47,945)
Net realized capital gains on investments (net of
 related federal income taxes and amounts transferred to
 interest maintenance reserve)                                            24
                                                                   ---------
Net loss                                                           $ (47,921)
                                                                   =========

                   Western Reserve Life Assurance Co. of Ohio

         Statement of Changes in Capital and Surplus -- Statutory Basis
                        (Dollars in thousands)(Unaudited)
                    for the Three Months Ended March 31, 2001

                                                                             Unassigned        Total
                                                    Common      Paid-In        Surplus      Capital and
                                                     Stock      Surplus       (Deficit)       Surplus
                                                   --------   -----------   ------------   ------------
Balance at January 1, 2001                          $2,500     $120,107      $  23,537      $ 146,144
 Net income (loss)                                      --           --        (47,921)       (47,921)
 Change in net unrealized capital gains (losses)        --           --            (66)           (66)
 Change in net deferred income tax                      --           --          2,356          2,356
 Change in non-admitted assets                          --           --         (2,241)        (2,241)
 Change in asset valuation reserve                      --           --            (65)           (65)
 Change in surplus in separate accounts                 --           --           (749)          (749)
 Change is accounting principles                        --           --         12,312         12,312
 Tax benefits on stock options exercised                --           --            231            231
                                                    ------     --------      ---------      ---------
Balance at March 31, 2001                           $2,500     $120,107      $ (12,606)     $ 110,001
                                                    ======     ========      =========      =========

                   Western Reserve Life Assurance Co. of Ohio

                    Statement of Cash Flow -- Statutory Basis
                        (Dollars in thousands)(Unaudited)
                    for the Three Months Ended March 31, 2001

Operating Activities
Premiums and other considerations, net of reinsurance             $  399,526
Net investment income                                                 11,378
Life and accident and health claims                                  (12,378)
Surrender benefits and withdrawals for life contracts               (218,350)
Other benefits to policyholders                                      (11,104)
Commissions, other expenses and other taxes                          (92,349)
Net transfers (to) from separate accounts                            (45,645)
Federal income taxes received (paid)                                  22,460
Other, net                                                           (31,362)
                                                                  ----------
 Net cash provided by operating activities                            22,176
Investing Activities
Proceeds from investments sold, matured or repaid:
 Bonds                                                                13,568
 Mortgage loans on real estate                                            66
                                                                  ----------
                                                                      13,634
Cost of investments acquired:
 Bonds                                                               (11,410)
 Real estate                                                              (5)
 Policy loans                                                         (8,055)
 Other invested assets                                                (4,642)
 Other                                                                  (204)
                                                                  ----------
                                                                     (24,316)
                                                                  ----------
 Net cash used in investing activities                               (10,682)
Financing Activities
Payment of short-term note payable to affiliate, net                 (29,700)
Deposits on deposit-type contracts and other liabilities
  without life or disability contingencies                               163
Withdrawals on deposit-type contracts and other liabilities
  without life or disability contingencies                              (414)
                                                                  ----------
 Net cash used in financing activities                               (29,951)
                                                                  ----------
Decrease in cash and short-term investments                          (18,457)
Cash and short-term investments at beginning of year                  25,465
                                                                  ----------
Cash and short-term investments at end of period                  $    7,008
                                                                  ==========

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory Basis
                        (Dollars in thousands)(Unaudited)
                    for the Three Months Ended March 31, 2001

1. Basis of Presentation

The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three month period ended March 31, 2001 are not necessarily indicative of the results that may be expected for the year ended December 31, 2000. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 2000.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Ohio Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus that would have been reported at the date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned funds (surplus), by $12,312 as of January 1, 2001. Making up the majority of this amount was the establishment of deferred tax assets in the amount of $12,696.

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheet of the Company as of December 31, 1999. The Separate Account balance sheets as of December 31, 1999 were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts as of December 31, 1999, is based solely on the report of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

0006-0069641

However, in our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ ERNST & YOUNG LLP

Des Moines, Iowa
February 15, 2001







0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheets -- Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                               December 31
                                                           2000            1999
                                                      -----------------------------
Admitted assets
Cash and invested assets:
 Cash and short-term investments                      $    25,465     $    23,932
 Bonds                                                     92,652         119,731
 Common stocks:
  Affiliated entities (cost: 2000 and 1999 -- $243)         4,164           2,156
  Other (cost: 2000 and 1999 -- $302)                         352             358
 Mortgage loans on real estate                             14,041           9,698
  Home office properties                                   33,571          34,066
  Investment properties                                    10,808          11,078
  Policy loans                                            284,335         182,975
  Other invested assets                                    10,091              --
                                                      ---------------------------
Total cash and invested assets                            475,479         383,994
Federal income taxes recoverable                           22,547              --
Premiums deferred and uncollected                             908             785
Accrued investment income                                   1,475           1,638
Transfers from separate accounts due or accrued           480,404         463,721
Cash surrender value of life insurance policies            49,787          47,518
Other assets                                                5,905           6,614
Separate account assets                                10,190,653      11,587,982
                                                      ---------------------------
Total admitted assets                                 $11,227,158     $12,492,252
                                                      ===========================

See accompanying notes.



0006-0069641

                                                           December 31
                                                       2000            1999
                                                  -----------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                            $   400,695     $   302,138
  Annuity                                             259,199         268,864
 Policy and contract claim reserves                    13,474           9,269
 Other policyholders' funds                            39,118          38,633
 Remittances and items not allocated                   21,192          20,686
 Federal income taxes payable                              --           5,873
 Asset valuation reserve                                4,726           3,809
 Interest maintenance reserve                           5,934           7,866
 Short-term note payable to affiliate                  71,400          17,100
 Payable to affiliate                                  17,406             964
 Other liabilities                                     62,528          49,478
 Separate account liabilities                      10,185,342      11,582,656
                                                  ---------------------------
Total liabilities                                  11,081,014      12,307,336
Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares
   authorized and 2,500,000 shares issued and
   outstanding                                          2,500           2,500
 Paid-in surplus                                      120,107         120,107
 Unassigned surplus                                    23,537          62,309
                                                  ---------------------------
Total capital and surplus                             146,144         184,916
                                                  ---------------------------
Total liabilities and capital and surplus         $11,227,158     $12,492,252
                                                  ===========================

See accompanying notes.




0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Operations -- Statutory Basis
                             (Dollars in thousands)

                                                                          Year ended December 31
                                                                    2000            1999            1998
                                                               ---------------------------------------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life                                                          $  741,937      $  584,729      $  476,053
  Annuity                                                        1,554,430       1,104,525         794,841
 Net investment income                                              47,867          39,589          36,315
 Amortization of interest maintenance reserve                        1,656           1,751             744
 Commissions and expense allowances on reinsurance ceded             1,648           4,178          15,333
 Income from fees associated with investment
   management, administration and contract guarantees for
   separate accounts                                               149,086         104,775          72,817
 Other income                                                       58,531          44,366          67,751
                                                                ------------------------------------------
                                                                 2,555,155       1,883,913       1,463,854
Benefits and expenses:
 Benefits paid or provided for:
  Life                                                              58,813          35,591          42,982
  Surrender benefits                                               888,060         689,535         551,528
  Other benefits                                                    47,855          32,201          31,280
 Increase (decrease) in aggregate reserves for policies
   and contracts:
   Life                                                             98,557          70,542          42,940
   Annuity                                                          (9,665)          3,446         (30,872)
   Other                                                                67            (121)         32,178
                                                                ------------------------------------------
                                                                 1,083,687         831,194         670,036
Insurance expenses:
 Commissions                                                       316,337         246,334         205,939
 General insurance expenses                                        120,798         112,536         102,611
 Taxes, licenses and fees                                           23,193          19,019          15,545
 Net transfers to separate accounts                              1,068,213         625,598         475,435
 Other expenses                                                         36              --              59
                                                                ------------------------------------------
                                                                 1,528,577       1,003,487         799,589
                                                                ------------------------------------------
                                                                 2,612,264       1,834,681       1,469,625
                                                                ------------------------------------------
Gain (loss) from operations before federal income tax
 expense (benefit) and net realized capital gains (losses)
 on investments                                                    (57,109)         49,232          (5,771)
Federal income tax expense (benefit)                               (17,470)         11,816            (347)
                                                                ------------------------------------------
Gain (loss) from operations before net realized capital gains
 (losses) on investments                                           (39,639)         37,416          (5,424)
Net realized capital gains (losses) on investments (net of
 related federal income taxes and amounts transferred to
 interest maintenance reserve)                                        (856)           (716)          1,494
                                                                ------------------------------------------
Net income (loss)                                               $  (40,495)     $   36,700      $   (3,930)
                                                                ==========================================

See accompanying notes.


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

         Statements of Changes in Capital and Surplus -- Statutory Basis
                             (Dollars in thousands)

                                                                                       Total
                                            Common      Paid-In      Unassigned     Capital and
                                             Stock      Surplus        Surplus        Surplus
                                           ----------------------------------------------------
Balance at January 1, 1998                  $1,500     $ 88,015      $  25,348      $ 114,863
 Net loss                                       --           --         (3,930)        (3,930)
 Change in net unrealized capital gains         --           --            248            248
 Change in non-admitted assets                  --           --         (1,815)        (1,815)
 Change in asset valuation reserve              --           --           (412)          (412)
 Change in surplus in separate accounts         --           --           (341)          (341)
 Change in reserve valuation                    --           --         (2,132)        (2,132)
 Capital contribution                           --       32,092             --         32,092
 Settlement of prior period tax returns         --           --            353            353
 Tax benefits on stock options exercised        --           --          4,654          4,654
                                            -------------------------------------------------
Balance at December 31, 1998                 1,500      120,107         21,973        143,580
 Net income                                     --           --         36,700         36,700
 Change in net unrealized capital gains         --           --          1,421          1,421
 Change in non-admitted assets                  --           --            703            703
 Change in asset valuation reserve              --           --           (961)          (961)
 Change in surplus in separate accounts         --           --            451            451
 Transfer from unassigned surplus to
   common stock (stock dividend)             1,000           --         (1,000)            --
 Settlement of prior period tax returns         --           --          1,000          1,000
 Tax benefits on stock options exercised        --           --          2,022          2,022
                                            -------------------------------------------------
Balance at December 31, 1999                 2,500      120,107         62,309        184,916
 Net loss                                       --           --        (40,495)       (40,495)
 Change in net unrealized capital gains         --           --          1,571          1,571
 Change in non-admitted assets                  --           --         (1,359)        (1,359)
 Change in asset valuation reserve              --           --           (917)          (917)
 Change in surplus in separate accounts         --           --           (314)          (314)
 Settlement of prior period tax returns         --           --             30             30
 Tax benefits on stock options exercised        --           --          2,712          2,712
                                            -------------------------------------------------
Balance at December 31, 2000                $2,500     $120,107      $  23,537      $ 146,144
                                            =================================================

See accompanying notes.


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flow -- Statutory Basis
                             (Dollars in thousands)

                                                                    Year ended December 31
                                                              2000            1999            1998
                                                         -------------   -------------   -------------
Operating activities
Premiums and other considerations, net of reinsurance     $2,356,441      $1,738,870      $1,356,732
Net investment income                                         51,583          44,235          38,294
Life and accident and health claims                          (55,030)        (35,872)        (44,426)
Surrender benefits and other fund withdrawals               (888,060)       (689,535)       (551,528)
Other benefits to policyholders                              (43,721)        (32,642)        (31,231)
Commissions, other expenses and other taxes                 (456,874)       (382,372)       (326,080)
Net transfers to separate accounts                          (935,755)       (628,762)       (461,982)
Federal income taxes received (paid)                          (8,236)         (9,637)         11,956
Other, net                                                    16,913         (21,054)         (7,109)
                                                          ------------------------------------------
Net cash provided by (used in) operating activities           37,261         (16,769)        (15,374)
Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds                                                        45,079         114,177         143,449
 Mortgage loans on real estate                                   227             212             221
 Other                                                           345              18              --
                                                          ------------------------------------------
                                                              45,651         114,407         143,670
Cost of investments acquired:
 Bonds                                                       (18,005)        (49,279)        (68,202)
 Common stocks                                                    --              --             (93)
 Mortgage loans on real estate                                (5,003)             (1)         (5,313)
 Real estate                                                    (108)           (286)        (26,213)
 Policy loans                                               (101,360)        (69,993)        (36,241)
 Other invested assets                                       (11,203)             --              --
 Other                                                    -------------------------------------------
                                                            (135,679)       (120,414)       (136,476)
                                                          ------------------------------------------
Net cash provided by (used in) investing activities          (90,028)         (6,007)          7,194
Financing activities
Issuance (payment) of short-term note payable to
  affiliate, net                                              54,300         (27,100)         36,000
Capital contribution                                              --              --          32,092
                                                          ------------------------------------------
Net cash provided by (used in) financing activities           54,300         (27,100)         68,092
                                                          ------------------------------------------
Increase (decrease) in cash and short-term investments         1,533         (49,876)         59,912
Cash and short-term investments at beginning of year          23,932          73,808          13,896
                                                          ------------------------------------------
Cash and short-term investments at end of year            $   25,465      $   23,932      $   73,808
                                                          ==========================================

See accompanying notes.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory-Basis
                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies


Organization


Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e)

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of Ohio has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant statutory accounting practices are as follows:

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2000, 1999 and 1998, net realized capital gains (losses) of $(276), $(67) and $1,294, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,656, $1,751 and $744 for the years ended December 31, 2000, 1999 and 1998, respectively.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2000, 1999 and 1998, with respect to such practices.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $2,336,299, $1,675,642 and $1,240,858 in 2000, 1999 and
1998, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

       Investment Securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

       Mortgage Loans and Policy Loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

       Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

2. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                  December 31
                                                     2000                            1999
                                         -----------------------------   -----------------------------
                                            Carrying                        Carrying
                                             Amount        Fair Value        Amount        Fair Value
                                         -------------   -------------   -------------   -------------
Admitted assets
Cash and short-term investments          $   25,465      $   25,465      $   23,932      $   23,932
Bonds                                        92,652          93,766         119,731         119,076
Common stocks, other than affiliates            352             352             358             358
Mortgage loans on real estate                14,041          14,422           9,698           9,250
Policy loans                                284,335         284,335         182,975         182,975
Separate account assets                  10,190,653      10,190,653      11,587,982      11,587,982
Liabilities
Investment contract liabilities             298,279         291,457         301,403         294,342
Short-term note payable to affiliate         71,400          71,400          17,100          17,100
Separate account annuities                7,305,380       7,142,011       8,271,548       8,079,141

3. Investments

The carrying amount and estimated fair value of investments in debt securities are as follows:

                                                               Gross          Gross       Estimated
                                               Carrying     Unrealized     Unrealized       Fair
                                                Amount         Gains         Losses         Value
                                              -----------------------------------------------------
December 31, 2000
Bonds:
 United States Government and agencies         $ 4,580        $   78         $   15       $ 4,643
 State, municipal and other government           1,478            85             --         1,563
 Public utilities                               13,061            75            159        12,977
 Industrial and miscellaneous                   42,482         1,673            811        43,344
 Mortgage and other asset-backed securities     31,051           416            228        31,239
                                               --------------------------------------------------
Total bonds                                    $92,652        $2,327         $1,213       $93,766
                                               ==================================================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

3. Investments (continued)

                                                               Gross          Gross       Estimated
                                               Carrying     Unrealized     Unrealized       Fair
                                                Amount         Gains         Losses         Value
                                              -----------------------------------------------------
December 31, 1999
Bonds:
 United States Government and agencies         $  4,755       $    4         $   66       $  4,693
 State, municipal and other government            2,185           12             --          2,197
 Public utilities                                13,134          129            368         12,895
 Industrial and miscellaneous                    52,997        1,213          1,208         53,002
 Mortgage and other asset-backed securities      46,660          480            851         46,289
                                               ---------------------------------------------------
Total bonds                                    $119,731       $1,838         $2,493       $119,076
                                               ===================================================

The carrying amount and fair value of bonds at December 31, 2000 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                           Estimated
                                              Carrying       Fair
                                               Amount        Value
                                             -----------------------
Due in one year or less                       $ 3,006      $ 3,027
Due one through five years                     30,022       30,264
Due five through ten years                     21,811       22,273
Due after ten years                             6,762        6,963
                                              --------------------
                                               61,601       62,527
Mortgage and other asset-backed securities     31,051       31,239
                                              --------------------
                                              $92,652      $93,766
                                              ====================

A detail of net investment income is presented below:

                                             Year ended December 31
                                          2000         1999         1998
                                      -------------------------------------
Interest on bonds                      $  8,540      $ 12,094     $ 17,150
Dividends on equity investments from
  subsidiaries                           26,453        18,555       13,233
Interest on mortgage loans                  776           746          499
Rental income on real estate              6,034         5,794        2,839
Interest on policy loans                 14,372         9,303        6,241
Other investment income                       1           414          540
                                       -----------------------------------
Gross investment income                  56,176        46,906       40,502
Investment expenses                      (8,309)       (7,317)      (4,187)
                                       -----------------------------------
Net investment income                  $ 47,867      $ 39,589     $ 36,315
                                       ===================================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

3. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                      Year ended December 31
                                 2000          1999          1998
                              --------------------------------------
Proceeds                       $45,079      $114,177      $143,449
                               ===================================
Gross realized gains           $   117      $  1,762      $  4,641
Gross realized losses              480         1,709           899
                               -------
Net realized gains (losses)    $  (363)     $     53      $  3,742
                               ===================================

At December 31, 2000, bonds with an aggregate carrying value of $4,025 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                         Realized
                                           ------------------------------------
                                                  Year ended December 31
                                              2000         1999         1998
                                           ------------------------------------
Debt securities                             $   (363)    $   53      $  3,742
Other invested assets                         (1,115)        18           (18)
                                            ---------------------------------
                                              (1,478)        71         3,724
Tax benefit (expense)                            346       (854)         (936)
Transfer to interest maintenance reserve         276         67        (1,294)
                                            ---------------------------------
Net realized gains (losses)                 $   (856)    $ (716)     $  1,494
                                            =================================

                                         Changes in Unrealized
                                    -------------------------------
                                        Year ended December 31
                                       2000        1999       1998
                                    -------------------------------
Common stocks                        $2,002      $1,426      $248
Mortgage loans                         (431)         (5)       --
                                     ----------------------------
Change in unrealized appreciation    $1,571      $1,421      $248
                                     ============================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

3. Investments (continued)

Gross unrealized gains (losses) on common stocks were as follows:

                                               Unrealized
                                         ---------------------
                                              December 31
                                           2000        1999
                                         ---------------------
Unrealized gains                         $4,040      $1,995
Unrealized losses                           (69)        (26)
                                         ------------------
Net unrealized gains                     $3,971      $1,969
                                         ==================

During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2000, 1999 and 1998, no mortgage loans were foreclosed and transferred to real estate. During 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $0 and $110, respectively.

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

4. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                 Year ended December 31
                           2000            1999            1998
                      ---------------------------------------------
Direct premiums        $2,385,134      $1,748,265      $1,345,752
Reinsurance assumed            --              --             461
Reinsurance ceded         (88,767)        (59,011)        (75,319)
                       ------------------------------------------
Net premiums earned    $2,296,367      $1,689,254      $1,270,894
                       ==========================================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $8,856, $4,916 and $5,260 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,337 and $1,557, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $5,128 and $3,487, respectively.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:

                                                                   Year ended December 31
                                                              2000           1999           1998
                                                         -------------------------------------------
Computed tax (benefit) at federal statutory rate (35%)     $ (19,988)     $  17,231       $ (2,019)
Deferred acquisition costs -- tax basis                       14,725         11,344          9,672
Tax reserve valuation                                            123         (2,272)         1,513
Excess tax depreciation                                         (426)          (727)          (442)
Amortization of IMR                                             (580)          (613)          (260)
Dividend received deduction                                  (12,805)       (10,784)        (6,657)
Prior year under (over) accrual                                  560         (3,167)        (2,322)
Other, net                                                       921            804            168
                                                           ---------------------------------------
Federal income tax expense (benefit)                       $ (17,470)     $  11,816       $   (347)
                                                           =======================================

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 2000, 1999 and 1998 were credited directly to unassigned surplus.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                                      December 31
                                                                            2000                        1999
                                                                  -------------------------   ------------------------
                                                                                   Percent                    Percent
                                                                     Amount       of Total       Amount       of Total
                                                                  ----------------------------------------------------
Subject to discretionary withdrawal with market value adjust-
 ment                                                              $   11,999          0%      $   12,534         0%
Subject to discretionary withdrawal at book value less surrender
 charge                                                                72,456          1           73,903         1
Subject to discretionary withdrawal at market value                 7,305,182         96        8,271,441        96
Subject to discretionary withdrawal at book value (minimal or
 no charges or adjustments)                                           210,648          3          217,372         3
Not subject to discretionary withdrawal provision                      15,753          0           15,433         0
                                                                   ------------------------------------------------
                                                                    7,616,038        100%       8,590,683       100%
                                                                                     ===                        ===
Less reinsurance ceded                                                  2,145                       1,581
                                                                   ----------                  ----------
Total policy reserves on annuities and deposit fund liabilities    $7,613,893                  $8,589,102
                                                                   ==========                  ==========

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                             Year ended December 31
                                                       2000            1999            1998
                                                  ---------------------------------------------
Transfers as reported in the summary of
  operations of the separate accounts statement:
Transfers to separate accounts                    $2,336,299      $1,675,642      $1,240,858
Transfers from separate accounts                   1,268,865       1,056,207         774,690
                                                  ------------------------------------------
Net transfers to separate accounts                 1,067,434         619,435         466,168
Reconciling adjustments -- change in accruals
  for investment management, administration
  fees and contract guarantees, reinsurance and
  separate account surplus                               779           6,163           9,267
                                                  ------------------------------------------
Transfers as reported in the summary of
  operations of the life, accident and health
  annual statement                                $1,068,213      $  625,598      $  475,435
                                                  ==========================================

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                     Gross      Loading      Net
                                   -------------------------------
December 31, 2000
Ordinary direct renewal business    $  991       $220       $771
Ordinary new business                  133         (4)       137
                                    ----------------------------
                                    $1,124       $216       $908
                                    ============================
December 31, 1999
Ordinary direct renewal business    $1,017       $232       $785
                                    ----------------------------
                                    $1,017       $232       $785
                                    ============================

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 was made for the year ended December 31, 1998 related to the change in reserve methodology.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $14,614.

8. Capital Structure

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.

9. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,224, $1,105 and $917 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $930, $816 and $632 for the years ended December 31, 2000, 1999 and 1998, respectively.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

9. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $108, $81 and $157 for the years ended December 31, 2000, 1999 and 1998, respectively.

10. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $19,248, $16,905 and $12,763, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2000, 1999 and 1998, the Company received $4,665, $3,755 and $5,125, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $2,262, $1,997 and $1,090, respectively, to affiliates.

The Company received capital contributions of $32,092 from its parent in 1998.

At December 31, 2000 and 1999, the Company had short-term note payables to an affiliate of $71,400 and $17,100, respectively. Interest on these notes ranged from 6.49% to 6.58% at December 31, 2000 and 5.15% to 5.9% at December 31, 1999.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                                December 31, 2000

10. Related Party Transactions (continued)

During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 2000 and 1999, the cash surrender value of these policies was $49,787 and $47,518, respectively.

11. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,438 and $3,498 and an offsetting premium tax benefit of $777 and $837 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(9), $(20) and $(74) at December 31, 2000, 1999 and 1998, respectively.

12. Reconciliation of Capital and Surplus and Net Income

The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                                                                     Year ended
                                            December 31, 1998     December 31, 1998
                                           ----------------------------------------
                                              Total Capital
                                               and Surplus         Net Income/Loss
                                           ----------------------------------------
Amounts reported in Annual Statement            $148,038              $    528
Adjustment to federal income tax benefit          (4,458)               (4,458)
                                           ---------------------------------------
Amounts reported herein                         $143,580              $ (3,930)
                                           =======================================

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                        Summary of Investments Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 2000

SCHEDULE I

                                                                                   Amount at Which
                                                                        Fair       Shown in the
                 Type of Investment                      Cost (1)       Value       Balance Sheet
----------------------------------------------------   ------------   ---------   ----------------
Fixed maturities
Bonds:
 United States Government and government
   agencies and authorities                            $   5,029      $5,097          $   5,029
 States, municipalities and political subdivisions        11,783      11,996             11,783
 Public utilities                                         13,061      12,977             13,061
 All other corporate bonds                                62,779      63,696             62,779
                                                       ---------      ------          ---------
Total fixed maturities                                    92,652      93,766             92,652
Equity securities
Common stocks:
 Industrial, miscellaneous and all other                     302         352                352
                                                       ---------      ------          ---------
Total equity securities                                      302         352                352
Mortgage loans on real estate                             14,041                         14,041
Real estate                                               44,379                         44,379
Policy loans                                             284,335                        284,335
Cash and short-term investments                           25,465                         25,465
Other invested assets                                     10,091                         10,091
                                                       ---------                      ---------
Total investments                                      $ 471,265                      $ 471,315
                                                       =========                      =========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                       Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                                                    Benefits,
                                                                                     Claims,
                          Future Policy    Policy and                     Net      Losses and     Other
                           Benefits and     Contract      Premium     Investment   Settlement   Operating
                             Expenses     Liabilities     Revenue       Income*     Expenses    Expenses*
                         --------------- ------------- ------------- ------------ ------------ ----------
Year ended December 31,
  2000
Individual life              $389,458       $13,349     $  741,090      $13,430    $  267,540   $310,243
Group life                     11,237           100            847          936         1,413        580
Annuity                       259,199            25      1,554,430       33,501       814,734    149,541
                             ---------------------------------------------------------------------------
                             $659,894       $13,474     $2,296,367      $47,867    $1,083,687   $460,364
                             ===========================================================================
Year ended December 31,
  1999
Individual life              $291,106       $ 9,152     $  583,656      $10,754    $  178,237   $261,284
Group life                     11,032           100          1,073          706         1,437        599
Annuity                       268,864            17      1,104,525       28,129       651,520    116,006
                             ---------------------------------------------------------------------------
                             $571,002       $ 9,269     $1,689,254      $39,589    $  831,194   $377,889
                             ---------------------------------------------------------------------------
Year ended December 31,
  1998
Individual life              $221,050       $ 8,624     $  474,120      $ 9,884    $  122,542   $230,368
Group life                     10,546           100          1,933          723         1,962      2,281
Annuity                       265,418           509        794,841       25,708       545,532     91,505
                             ---------------------------------------------------------------------------
                             $497,014       $ 9,233     $1,270,894      $36,315    $  670,036   $324,154
                             ===========================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.


0006-0069641

                   Western Reserve Life Assurance Co. of Ohio

                                   Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                          Assumed                   Percentage
                                            Ceded to        From                    of Amount
                               Gross          Other        Other          Net        Assumed
                              Amount        Companies    Companies      Amount        to Net
                          -------------- -------------- ----------- -------------- -----------
Year ended
  December 31, 2000
Life insurance in force   $76,903,969    $14,753,778        $ --    $62,150,191         0.0%
                          =================================================================
Premiums:
 Individual life          $   774,550    $    33,460        $ --    $   741,090         0.0%
 Group life                     1,100            253          --            847         0.0
 Annuity                    1,609,484         55,054          --      1,554,430         0.0
                          -----------------------------------------------------------------
                          $ 2,385,134    $    88,767        $ --    $ 2,296,367         0.0%
                          =================================================================
Year ended
  December 31, 1999
Life insurance in force   $63,040,741    $11,297,250        $ --    $51,743,491         0.0%
                          =================================================================
Premiums:
 Individual life          $   604,628    $    20,972        $ --    $   583,656         0.0%
 Group life                     1,383            310          --          1,073         0.0
 Annuity                    1,142,254         37,729          --      1,104,525         0.0
                          -----------------------------------------------------------------
                          $ 1,748,265    $    59,011        $ --    $ 1,689,254         0.0%
                          =================================================================
Year ended
  December 31, 1998
Life insurance in force   $51,064,173    $ 9,862,460        $ --    $41,201,713         0.0%
                          =================================================================
Premiums:
 Individual life          $   493,633    $    19,512        $ --    $   474,121         0.0%
 Group life                     1,691            220         461          1,932        23.8
 Annuity                      850,428         55,587          --        794,841         0.0
                          -----------------------------------------------------------------
                          $ 1,345,752    $    75,319        $461    $ 1,270,894         .03%
                          =================================================================

0006-0069641